                                                              File No. 33-13401
                                                                       811-5126

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

--------------------------------------------------------------------------------

                                   FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

           Pre-Effective Amendment No.                                  [ ]


           Post-Effective Amendment No. 26                              [X]


     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]


           Amendment No. 28                                             [X]


--------------------------------------------------------------------------------

                   SELIGMAN NEW JERSEY MUNICIPAL FUND, INC.
              (Exact name of registrant as specified in charter)

--------------------------------------------------------------------------------

                   100 PARK AVENUE, NEW YORK, NEW YORK 10017
                   (Address of principal executive offices)

--------------------------------------------------------------------------------

                Registrant's Telephone Number: 212-850-1864 or
                            Toll-Free 800-221-2450

--------------------------------------------------------------------------------

                         LAWRENCE P. VOGEL, Treasurer
                                100 Park Avenue
                           New York, New York 10017
                    (Name and address of agent for service)

--------------------------------------------------------------------------------
 It is proposed that this filing will become effective (check the appropriate box).


[X] immediately upon filing pursuant to paragraph (b) [ ] on (date) pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (b)               [ ] 75 days after filing pursuant to paragraph (a)(2)


[ ] 60 days after filing pursuant to paragraph (a)(1) [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
[ ]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                     PROSPECTUS

                                                               February 1, 2006

Seligman
Municipal Funds

          Seeking Income Exempt from Regular Income Tax


.. Seligman Municipal Fund Series, Inc.

.. Seligman Municipal Series Trust

.. Seligman New Jersey Municipal Fund, Inc.

.. Seligman Pennsylvania Municipal Fund Series
The Securities and Exchange Commission has neither approved nor disapproved these Funds, and it has not determined this Prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.


An investment in these Funds or any other fund cannot provide a complete investment program. The suitability of an investment in a Fund should be evaluated based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals, and time horizons. We recommend that you consult an authorized dealer or your financial advisor to determine if one or more of these Funds is suitable for you.



MUNI-1  2/2006

                                  managed by

                                  [LOGO] J&WS
                            J. & W. SELIGMAN & CO.
                                 INCORPORATED
                               ESTABLISHED 1864

Table of Contents

THE FUNDS
A discussion of the investment objectives, strategies, risks, performance and expenses of the
Funds.
      Overview of the Funds..................................................................   1
      National Fund..........................................................................   4
      California High-Yield Fund.............................................................   7
      California Quality Fund................................................................  10
      Colorado Fund..........................................................................  13
      Florida Fund...........................................................................  16
      Georgia Fund...........................................................................  19
      Louisiana Fund.........................................................................  22
      Maryland Fund..........................................................................  25
      Massachusetts Fund.....................................................................  28
      Michigan Fund..........................................................................  31
      Minnesota Fund.........................................................................  34
      Missouri Fund..........................................................................  37
      New Jersey Fund........................................................................  40
      New York Fund..........................................................................  43
      North Carolina Fund....................................................................  46
      Ohio Fund..............................................................................  49
      Oregon Fund............................................................................  52
      Pennsylvania Fund......................................................................  55
      South Carolina Fund....................................................................  58
      Management of the Funds................................................................  61
SHAREHOLDER INFORMATION
      Deciding Which Class of Shares to Buy..................................................  66
      Pricing of Fund Shares.................................................................  70
      Opening Your Account...................................................................  71
      How to Buy Additional Shares...........................................................  72
      How to Exchange Shares Among the Seligman Mutual Funds.................................  72
      How to Sell Shares.....................................................................  73
      Important Policies That May Affect Your Account........................................  74
      Frequent Trading of Fund Shares........................................................  75
      Dividends and Capital Gain Distributions...............................................  76
      Taxes..................................................................................  77
FINANCIAL HIGHLIGHTS.........................................................................  78
HOW TO CONTACT US............................................................................ 107
FOR MORE INFORMATION.................................................................. back cover

The Funds

Overview of the Funds


This Prospectus contains information about four separate series that together offer 19 investment options (each, a "Fund", collectively, the "Funds"):


Seligman Municipal Fund Series, Inc. offers the following 13 Funds:

NATIONAL FUND              MINNESOTA FUND
COLORADO FUND              MISSOURI FUND
GEORGIA FUND               NEW YORK FUND
LOUISIANA FUND             OHIO FUND
MARYLAND FUND              OREGON FUND
MASSACHUSETTS FUND         SOUTH CAROLINA FUND
MICHIGAN FUND

Seligman Municipal Series Trust offers the following four Funds:

CALIFORNIA HIGH-YIELD FUND FLORIDA FUND
CALIFORNIA QUALITY FUND    NORTH CAROLINA FUND

Seligman New Jersey Municipal Fund, Inc. (NEW JERSEY FUND)

Seligman Pennsylvania Municipal Fund Series (PENNSYLVANIA FUND)

INVESTMENT OBJECTIVES

Each Fund has its own investment objective. You should read the discussion of a particular Fund, in addition to the information below, before making an investment decision about that Fund.


The Funds seek to provide income exempt from regular federal income taxes and, as applicable, regular state and local personal income taxes.


The Funds are managed for total return, which means, in addition to income considerations, the Funds (except the Pennsylvania Fund) look to enhance portfolio returns by pursuing opportunities for capital appreciation. The Pennsylvania Fund does not pursue capital appreciation as one of its objectives. At all times, safety of principal is a primary concern of all of the Funds. However, there is no guarantee that the Funds will achieve their objectives.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund also has its own investment strategies and risks.

Each Fund normally invests at least 80% of its net assets in municipal securities that pay interest that is exempt from regular federal income taxes and (except the National Fund) regular personal income taxes in its respective state. This principal investment strategy is fundamental and may be changed only with shareholder approval. Income may be subject to the federal alternative minimum tax and, where applicable, state alternative minimum tax. Capital gain distributions are subject to federal, state and local taxes.


  ALTERNATIVE MINIMUM TAX ("AMT"):

  A tax imposed on certain types of income to ensure that all taxpayers pay at least a minimum amount of taxes.


Municipal securities are issued by state and local governments, their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia. Municipal securities are issued to obtain funds to finance various public or private projects, to meet general expenses, and to refinance outstanding debt.

The Funds use a top-down method of selecting securities to purchase. This means the investment manager analyzes the current interest rate environment and trends in the municipal market to formulate investment strategies before selecting individual securities for each Fund. The investment manager determines the appropriate cash positions, quality parameters, market sectors, and bond duration, and then uses in-depth credit analysis to evaluate individual securities considered for purchase.

Portfolio holdings are continually monitored to identify securities which should be sold as a result of a deterioration in credit quality. A Fund may also sell a security when there is a better investment opportunity available in the market.


The Funds (except the California High-Yield Fund) will purchase only investment-grade municipal securities, defined as those issues rated in the four highest rating categories by independent rating agencies at the time of purchase by a Fund. The Funds may also purchase non-rated securities if, based on credit analysis, the investment manager believes that they are of comparable quality to investment-grade securities.


Under normal market conditions, the Funds will invest in longer maturity bonds (typically, bonds with maturities in excess of ten years). However, a Fund may shorten or lengthen maturities to achieve its objective.


A Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent that Fund from achieving its investment objective.



A Fund's investment objective may be changed only with shareholder approval. Except as otherwise noted, the principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by that Fund's Board of Directors/Trustees. Shareholders will be provided with at least 60 days prior written notice of any change to the "80%" investment policy described in the second paragraph under "Principal Investment Strategies."


PRINCIPAL RISKS

Below is a description of investment risks that apply to the Funds. More specific risks that apply to individual Funds are included in the individual Fund descriptions in the pages that follow.


The value of your investment in a Fund will change with fluctuations in the value of individual securities held by that Fund. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.


The principal factors that may affect the value of a Fund's portfolio are changes in interest rates and the creditworthiness of a Fund's portfolio holdings, as described below:

Interest rate risk. Changes in market interest rates will affect the value of securities held by a Fund's investment portfolio. Generally, the market value of a municipal bond moves in the opposite direction of interest rates: the market value decreases when interest rates rise and increases when interest rates decline. A Fund's net asset value per share moves in the same direction as the market value of the Fund's securities holdings. Therefore, if interest rates rise, you should expect a Fund's net asset value per share to fall, and if interest rates decline, you should expect a Fund's net asset value to rise.

Additionally, longer maturity bonds, like those held by the Funds, are generally more sensitive to changes in interest rates. Each Fund's strategy of investing in longer maturity bonds could subject its portfolio holdings to a greater degree of market price volatility.

In a declining interest rate environment, portfolio holdings that are close to maturity or are subject to call by the issuer may be disadvantageous to a Fund. Proceeds of matured or called bonds may be reinvested at lower yields, which could affect the level of income a Fund generates.


Credit risk. A municipal bond issue could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable municipal securities. Many states and municipalities periodically face budget shortfalls and other problems as a result of economic downturns. The failure to address these problems in a satisfactory manner could affect a state's or municipality's credit quality and result in downgrading or a decline in a security's market value. Credit risk also includes the risk that an issuer of a municipal bond would be unable to make or timely make interest and principal payments. Further, revenue bonds held by a Fund may be downgraded or may default on payment if revenues from their underlying facilities decline. If a Fund holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

The investment manager seeks to minimize the credit risk inherent in municipal securities by performing its own in-depth credit analysis on every municipal security before purchase and by continuing to monitor all securities while they remain in each Fund's portfolio. Each Fund may purchase municipal bonds that are insured as to the payment of principal and interest. However, the Funds view insurance as an enhancement of quality, not as a substitute for it. A Fund will not purchase a bond unless the investment manager approves the underlying credit.

The Funds are also subject to the following risks:

Concentration risk. Each Fund (except the National Fund) invests in municipal securities issued by a single state and its municipalities. Specific events or factors affecting a particular state may have an impact on the municipal securities of that state without affecting the municipal market in general. These factors may include state or local legislation or policy changes, economic factors, natural disasters and the possibility of credit problems. The Funds seek to minimize this risk by diversifying investments within the state. In addition, each Fund is subject to certain investment restrictions limiting the amount of its assets that can be invested in the securities of a single issuer.

Market risk. At times, market conditions could result in a lack of liquidity. The municipal market is an over-the-counter market, which means that the Funds purchase and sell portfolio holdings through municipal bond dealers. A Fund's ability to sell securities held in its portfolio is dependent on the willingness and ability of market participants to provide bids that reflect current market levels. Adverse market conditions could result in a lack of liquidity by reducing the number of ready buyers. Lower-rated securities may be less liquid than higher-rated securities. Further, if certain securities or market sectors represented in a Fund's portfolio do not perform as expected, that Fund's net asset value may decline.

An investment in any of the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


WEBSITE REFERENCES



The references in this Prospectus to the investment manager's website or any other website are inactive textual references and information contained in or otherwise accessible through these websites do not form a part of this Prospectus.


PORTFOLIO HOLDINGS


A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the applicable Fund's Statement of Additional Information.


PAST PERFORMANCE

Each Fund offers three Classes of shares. The performance information presented for each Fund provides some indication of the risks of investing in that Fund by showing how the performance of Class A shares has varied year to year, as well as how the performance of each Class compares to the Lehman Brothers Municipal Bond Index, a widely-used measure of municipal bond performance. Although each Fund's fiscal year ends on September 30, the performance information is provided on a calendar year basis to assist you in comparing the returns of the Funds with the returns of other mutual funds. How a Fund has performed in the past, before and after taxes, however, is not necessarily an indication of how the Fund will perform in the future. Total returns will vary among each Fund's Classes due to their different fees and expenses.

FEES AND EXPENSES

The fees and expenses table provided for each Fund summarizes the fees and expenses that you may pay as a shareholder of a Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from a Fund's assets and are therefore paid indirectly by you and other Fund shareholders.

Accompanying each Fund's fee and expense table is an example intended to help you compare the expenses of investing in that Fund with the expenses of investing in other mutual funds.



DISCUSSIONS OF EACH FUND BEGIN ON PAGE 4.

National Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The National Fund seeks to maximize income exempt from regular federal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The National Fund uses the following investment strategies to pursue its investment objective:

The National Fund invests at least 80% of its net assets in municipal securities of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, and instrumentalities that are rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.


In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.


SPECIFIC RISKS




In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the National Fund's performance may also be affected by legislation or policy changes, economic factors, natural disasters, terrorist attacks or other factors.


PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.


After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

National Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                    [CHART]

1996    1997   1998    1999    2000   2001   2002   2003    2004     2005
----    ----   ----    ----    ----   ----   ----   -----   ----     ----
3.33%  10.38%  5.66%  -5.24%  12.33%  3.53%  6.65%  5.04%   3.36%    3.04%



         Best calendar quarter return: 4.69% - quarter ended 12/31/00.



        Worst calendar quarter return: -2.26% - quarter ended 12/31/99.



AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/05



                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (1.89)% 3.31% 4.21%      n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (1.89)  3.31  4.21       n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares  0.21   3.46  4.26       n/a
-------------------------------------------------------------------------------------------
CLASS C                                                      0.12   3.17   n/a    3.11%
-------------------------------------------------------------------------------------------
CLASS D                                                      1.13   3.38  3.77       n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         3.52   3.59  5.71    5.55/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

National Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Total Maximum Sales Charge (Load)                                                     4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                       0.50%       0.50%   0.50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                              0.10%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                        0.34%       0.34%   0.34%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                  0.94%       1.84%   1.84%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
                    ---------------------------------------------------------------------
                    Class A        $566         $760         $  970         $1,575
                    ---------------------------------------------------------------------
                    Class C         384          673          1,086          2,237
                    ---------------------------------------------------------------------
                    Class D         287          579            995          2,159
                    ---------------------------------------------------------------------

                    If you did not sell your shares at the end of each period, your costs would be:
                                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
                    ---------------------------------------------------------------------
                    Class A        $566         $760         $  970         $1,575
                    ---------------------------------------------------------------------
                    Class C         285          673          1,086          2,237
                    ---------------------------------------------------------------------
                    Class D         187          579            995          2,159
                    ---------------------------------------------------------------------

California High-Yield Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The California High-Yield Fund seeks the maximum income exempt from regular federal income taxes and from the personal income taxes of California consistent with preservation of capital and with consideration given to capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The California High-Yield Fund uses the following investment strategies to pursue its investment objective:

The California High-Yield Fund invests at least 80% of its net assets in California municipal securities that are within any rating category, including securities rated below investment-grade or securities that are not rated.

In selecting securities to purchase, the investment manager may consider the current market conditions, the availability of lower-rated securities, and whether lower-rated securities offer yields high enough relative to yields on investment-grade securities to justify their higher risk.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.


In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.


SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the California High-Yield Fund is subject to the following risks:


.. Because the Fund invests primarily in the securities of California issuers, its performance may be affected by local, state, and regional factors including, but not limited to, state or local legislation or policy changes, economic factors, natural disasters, terrorist attacks and the possibility of credit problems, such as those resulting from the deregulation of electricity markets in 2001 and the 1994 bankruptcy of Orange County.



.. Because the Fund may invest in non-investment-grade bonds, it is subject to greater risk of loss of principal and interest than funds that invest in higher-rated investment-grade bonds. The Fund may pay higher yields than funds that invest in investment-grade bonds, but at the same time, may experience greater volatility.


PAST PERFORMANCE


The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. Seligman has periodically waived its management fee and reimbursed expenses in respect of the Fund. Currently, Seligman, at its discretion, is waiving a portion of its management fee so as to limit the per annum management fee of the California High-Yield Fund to 0.40% per annum of the Fund's average daily net assets. Seligman may discontinue its fee waiver at any time. Absent such reimbursements and fee waivers, returns would have been lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.



After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

California High-Yield Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                    [CHART]

1996   1997    1998   1999    2000     2001   2002   2003    2004     2005
-----  -----  -----  ------  ------   -----   -----  -----   ----     ----
5.52%  8.72%  6.18%  -5.26%  14.40%   4.60%   7.02%  4.63%   4.90%    3.94%



         Best calendar quarter return: 4.73% - quarter ended 3/31/00.



        Worst calendar quarter return: -2.34% - quarter ended 12/31/99.



AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/05



                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (1.01)% 4.01% 4.84%      n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (1.00)  3.93  4.72       n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares  0.72   4.02  4.76       n/a
-------------------------------------------------------------------------------------------
CLASS C                                                      1.09   3.88   n/a    3.88%
-------------------------------------------------------------------------------------------
CLASS D                                                      2.17   4.10  4.41       n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         3.52   3.59  5.71    5.55/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

California High-Yield Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Total Maximum Sales Charge (Load)                                                     4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees/(2)/                                                                  0.50%       0.50%   0.50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                              0.10%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                        0.42%       0.42%   0.42%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                  1.02%       1.92%   1.92%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

(2)Seligman, at its discretion, is waiving a portion of its management fee to limit the per annum management fee of the California High-Yield Fund to 0.40% per annum. Seligman may discontinue its fee waiver at any time. Such fee waiver is not reflected above.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
                    ---------------------------------------------------------------------
                    Class A        $574         $784         $1,011         $1,664
                    ---------------------------------------------------------------------
                    Class C         392          697          1,126          2,321
                    ---------------------------------------------------------------------
                    Class D         295          603          1,037          2,243
                    ---------------------------------------------------------------------

                    If you did not sell your shares at the end of each period, your costs would be:
                                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
                    ---------------------------------------------------------------------
                    Class A        $574         $784         $1,011         $1,664
                    ---------------------------------------------------------------------
                    Class C         293          697          1,126          2,321
                    ---------------------------------------------------------------------
                    Class D         195          603          1,037          2,243
                    ---------------------------------------------------------------------

California Quality Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The California Quality Fund seeks high income exempt from regular federal income taxes and from the personal income taxes of California consistent with preservation of capital and with consideration given to capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The California Quality Fund uses the following investment strategies to pursue its investment objective:

The California Quality Fund invests at least 80% of its net assets in California municipal securities that are within the three highest ratings of Moody's Investors Service (Moody's) (Aaa, Aa, or A) or Standard & Poor's Ratings Services (S&P) (AAA, AA, or A) on the date of purchase.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.


In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.


SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the California Quality Fund is subject to the following risk:


.. Because the Fund invests primarily in the securities of California issuers, its performance may be affected by local, state, and regional factors. These may include, but are not limited to, state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems, such as those resulting from the deregulation of electricity markets in 2001 and the 1994 bankruptcy of Orange County.


PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.


After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

California Quality Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                    [CHART]

1996   1997   1998    1999    2000   2001    2002   2003    2004     2005
-----  -----  -----  ------  ------  -----  -----  ------   -----    ----
3.91%  8.80%  6.26%  -6.10%  16.27%  4.34%  7.16%   4.02%   4.20%    3.07%



         Best calendar quarter return: 5.31% - quarter ended 12/31/00.



        Worst calendar quarter return: -2.53% - quarter ended 6/30/99.



AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/05



                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (1.81)% 3.53% 4.54%      n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (1.88)  3.44  4.39       n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares  0.28   3.59  4.47       n/a
-------------------------------------------------------------------------------------------
CLASS C                                                      0.15   3.36   n/a    3.77%
-------------------------------------------------------------------------------------------
CLASS D                                                      1.18   3.58  4.11       n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         3.52   3.59  5.71    5.55/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

California Quality Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Total Maximum Sales Charge (Load)                                                     4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                       0.50%       0.50%   0.50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                              0.10%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                        0.34%       0.34%   0.34%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                  0.94%       1.84%   1.84%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
                    ---------------------------------------------------------------------
                    Class A        $566         $760         $  970         $1,575
                    ---------------------------------------------------------------------
                    Class C         384          673          1,086          2,237
                    ---------------------------------------------------------------------
                    Class D         287          579            995          2,159
                    ---------------------------------------------------------------------

                    If you did not sell your shares at the end of each period, your costs would be:
                                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
                    ---------------------------------------------------------------------
                    Class A        $566         $760         $  970         $1,575
                    ---------------------------------------------------------------------
                    Class C         285          673          1,086          2,237
                    ---------------------------------------------------------------------
                    Class D         187          579            995          2,159
                    ---------------------------------------------------------------------

Colorado Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Colorado Fund seeks to maximize income exempt from regular federal income taxes and from Colorado personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Colorado Fund uses the following investment strategies to pursue its investment objective:

The Colorado Fund invests at least 80% of its net assets in Colorado municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.


In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.


SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Colorado Fund is subject to the following risks:


.. Because the Fund invests primarily in securities of Colorado issuers, the Fund's performance may be affected by state, local or regional factors. These may include, but are not limited to, state or local legislation or policy changes, terrorist attacks, long-term water availability, the possibility of declining housing prices affecting the construction industry, volatility in energy prices and its effect on the State's natural resources sector, household debt burdens, state and local government budgetary shortfalls and economic and other factors.



.. Due to the current economic conditions in the State, together with the State's constitutionally mandated inability to increase taxes without voter approval and constitutionally mandated minimum increases in funding for elementary and secondary education, the State of Colorado once again faces difficult budget issues that must be resolved by the legislature. While Colorado voters recently passed a referendum allowing the State to retain excess collected revenues for the next five years, those funds are earmarked for specific areas and will not completely alleviate the State's budget problems. Local governments and state agencies and other instrumentalities may be adversely affected by the legislature's spending decisions. Colorado's constitutional and statutory restrictions on spending and taxes may adversely affect the ability of state and local governments to provide necessary services.


PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.


After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and beside the chart do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Colorado Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                    [CHART]

1996    1997   1998   1999    2000   2001   2002    2003    2004     2005
-----  -----  -----  ------  ------  -----  -----  ------   -----    ----
3.39%  7.52%  5.80%  -5.26%  12.92%  5.22%  7.66%   5.53%   4.26%    2.83%



         Best calendar quarter return: 5.40% - quarter ended 12/31/00.



        Worst calendar quarter return: -2.33% - quarter ended 12/31/99.



AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/05



                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (2.01)% 4.08% 4.39%      n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (2.01)  4.07  4.37       n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares  0.04   4.09  4.39       n/a
-------------------------------------------------------------------------------------------
CLASS C                                                     (0.11)  3.96   n/a    3.75%
-------------------------------------------------------------------------------------------
CLASS D                                                      0.93   4.13  3.95       n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         3.52   3.59  5.71    5.55/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

Colorado Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Total Maximum Sales Charge (Load)                                                     4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                       0.50%       0.50%   0.50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                              0.10%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                        0.36%       0.36%   0.36%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                  0.96%       1.86%   1.86%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $568         $766         $  981         $1,597
---------------------------------------------------------------------
Class C         386          679          1,096          2,258
---------------------------------------------------------------------
Class D         289          585          1,006          2,180
---------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:
              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $568         $766         $  981         $1,597
---------------------------------------------------------------------
Class C         287          679          1,096          2,258
---------------------------------------------------------------------
Class D         189          585          1,006          2,180
---------------------------------------------------------------------

Florida Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Florida Fund seeks high income exempt from regular federal income taxes consistent with preservation of capital and with consideration given to capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Florida Fund uses the following investment strategies to pursue its investment objective:

The Florida Fund invests at least 80% of its net assets in Florida municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.


In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.


SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Florida Fund is subject to the following risks:


.. Because the Fund invests primarily in the securities of Florida issuers, its performance may be negatively affected by local, state or regional factors, including, but not limited to, state or local legislation or policy changes, economic factors, natural disasters and terrorist attacks.


.. The lack of an income tax in Florida exposes total tax collections to more volatility than would otherwise be the case and, in the event of an economic downturn, could affect the State's ability to pay principal and interest in a timely manner.

.. Florida's economy may be affected by foreign trade, crop failures, and severe weather conditions and is sensitive to the trends in the tourism and construction industries.

PAST PERFORMANCE


The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. Seligman has periodically waived its management fee and reimbursed expenses in respect of the Fund. Currently, Seligman, at its discretion, is waiving a portion of its management fee so as to limit the per annum management fee of the Florida Fund to 0.35% per annum of the Fund's average daily net assets. Seligman may discontinue its fee waiver at any time. Absent such reimbursements and fee waivers, returns would have been lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.



After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Florida Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                    [CHART]

1996    1997   1998   1999    2000   2001   2002    2003   2004     2005
-----  -----  -----  ------  ------  -----  -----  ------  -----    ----
2.76%  9.33%  5.67%  -4.89%  14.41%  4.15%  7.67%   5.27%  3.27%    2.65%



         Best calendar quarter return: 5.66% - quarter ended 12/31/00.



        Worst calendar quarter return: -2.26% - quarter ended 3/31/96.



AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/05



                                                                                      CLASS C
                                                                                       SINCE
                                                             ONE     FIVE     TEN    INCEPTION
                                                             YEAR    YEARS   YEARS    5/27/99
------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------
Return before taxes                                         (2.25)%  3.57%   4.44%        n/a
------------------------------------------------------------------------------------------------
Return after taxes on distributions                         (2.33)   3.54    4.33         n/a
------------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares  0.02    3.66    4.38         n/a
------------------------------------------------------------------------------------------------
CLASS C                                                      0.02    3.59     n/a      3.84%
------------------------------------------------------------------------------------------------
CLASS D                                                      1.02    3.80    4.16         n/a
------------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         3.52    3.59    5.71      5.55/(1)/
------------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

Florida Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Total Maximum Sales Charge (Load)                                                     4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees/(2)/                                                                  0.50%       0.50%   0.50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                              0.25%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                        0.38%       0.38%   0.38%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                  1.13%       1.88%   1.88%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

(2)Seligman, at its discretion, is waiving a portion of its management fee so as to limit the per annum management fee of the Florida Fund to 0.35% per annum. Seligman may discontinue its fee waiver at any time. Such fee waiver is not reflected above.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
                    ---------------------------------------------------------------------
                    Class A        $585         $817         $1,068         $1,784
                    ---------------------------------------------------------------------
                    Class C         388          685          1,106          2,279
                    ---------------------------------------------------------------------
                    Class D         291          591          1,016          2,201
                    ---------------------------------------------------------------------

                    If you did not sell your shares at the end of each period, your costs would be:
                                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
                    ---------------------------------------------------------------------
                    Class A        $585         $817         $1,068         $1,784
                    ---------------------------------------------------------------------
                    Class C         289          685          1,106          2,279
                    ---------------------------------------------------------------------
                    Class D         191          591          1,016          2,201
                    ---------------------------------------------------------------------

Georgia Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Georgia Fund seeks to maximize income exempt from regular federal income taxes and from Georgia personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Georgia Fund uses the following investment strategies to pursue its investment objective:

The Georgia Fund invests at least 80% of its net assets in Georgia municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.


In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.


SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Georgia Fund is subject to the following risks:


.. Because the Fund invests primarily in the securities of Georgia issuers, its performance may be negatively affected by local, state or regional factors, including, but not limited to, state or local legislation or policy changes, economic factors, natural disasters and terrorist attacks.



.. Georgia's economy will be affected by, among other factors, trends in the trade, transportation and utilities, professional and business services, manufacturing, and education and health services as these industries, along with government, comprise the largest sources of employment within the State.


PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.


After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from of losses realized on the sale of Fund shares.

Georgia Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                    [CHART]

1996    1997   1998   1999    2000    2001   2002    2003    2004     2005
-----  -----  -----  ------  ------  -----  ------  ------   ----     ----
3.86%  9.02%  5.94%  -5.04%  13.49%  3.02%   7.83%   5.02%   1.88%    2.86%



         Best calendar quarter return: 4.81% - quarter ended 12/31/00.



        Worst calendar quarter return: -2.21% - quarter ended 6/30/04.



AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/05



                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (2.01)% 3.10% 4.18%      n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (2.01)  3.06  4.07       n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares  0.04   3.24  4.17       n/a
-------------------------------------------------------------------------------------------
CLASS C                                                     (0.07)  2.95   n/a    3.12%
-------------------------------------------------------------------------------------------
CLASS D                                                      0.94   3.16  3.74       n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         3.52   3.59  5.71    5.55/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

Georgia Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Total Maximum Sales Charge (Load)                                                     4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%    none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)    none/(1)/     1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                       0.50%       0.50%   0.50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                              0.10%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                        0.38%       0.38%   0.38%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                  0.98%       1.88%   1.88%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $570         $772         $  991         $1,619
---------------------------------------------------------------------
Class C         388          685          1,106          2,279
---------------------------------------------------------------------
Class D         291          591          1,016          2,201
---------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:
              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $570         $772         $  991         $1,619
---------------------------------------------------------------------
Class C         289          685          1,106          2,279
---------------------------------------------------------------------
Class D         191          591          1,016          2,201
---------------------------------------------------------------------

Louisiana Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Louisiana Fund seeks to maximize income exempt from regular federal income taxes and from Louisiana personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Louisiana Fund uses the following investment strategies to pursue its investment objective:

The Louisiana Fund invests at least 80% of its net assets in Louisiana municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.


In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.


SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Louisiana Fund is subject to the following risks:


.. Because the Fund invests primarily in the securities of Louisiana issuers, its performance may be negatively affected by local, state or regional factors, including, but not limited to, state or local legislation or policy changes, economic factors, natural disasters including the effects of Hurricanes, such as Katrina and Rita, and terrorist attacks.



.. Louisiana's economy is affected by, among other factors, trends in the oil and gas, tourism, and gaming industries within the State.


PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.


After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Louisiana Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                    [CHART]

1996    1997   1998   1999    2000    2001   2002  2003    2004     2005
-----  -----  -----  ------  ------  -----  -----  -----   -----    ----
3.49%  8.45%  5.93%  -4.62%  12.70%  4.20%  8.50%  4.30%   3.52%    2.24%



         Best calendar quarter return: 4.73% - quarter ended 12/31/00.



        Worst calendar quarter return: -1.77% - quarter ended 12/31/99.



AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/05



                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (2.64)% 3.52% 4.27%      n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (2.68)  3.46  4.15       n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares (0.26)  3.62  4.25       n/a
-------------------------------------------------------------------------------------------
CLASS C                                                     (0.50)  3.39   n/a    3.45%
-------------------------------------------------------------------------------------------
CLASS D                                                      0.47   3.62  3.86       n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         3.52   3.59  5.71    5.55/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

Louisiana Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Total Maximum Sales Charge (Load)                                                     4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                       0.50%       0.50%   0.50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                              0.10%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                        0.35%       0.35%   0.35%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                  0.95%       1.85%   1.85%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
                    ---------------------------------------------------------------------
                    Class A        $567         $763         $  976         $1,586
                    ---------------------------------------------------------------------
                    Class C         385          676          1,091          2,247
                    ---------------------------------------------------------------------
                    Class D         288          582          1,001          2,169
                    ---------------------------------------------------------------------

                    If you did not sell your shares at the end of each period, your costs would be:
                                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
                    ---------------------------------------------------------------------
                    Class A        $567         $763         $  976         $1,586
                    ---------------------------------------------------------------------
                    Class C         286          676          1,091          2,247
                    ---------------------------------------------------------------------
                    Class D         188          582          1,001          2,169
                    ---------------------------------------------------------------------

Maryland Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Maryland Fund seeks to maximize income exempt from regular federal income taxes and from Maryland personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Maryland Fund uses the following investment strategies to pursue its investment objective:

The Maryland Fund invests at least 80% of its net assets in Maryland municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.


In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.


SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Maryland Fund is subject to the following risks:


.. Because the Fund invests primarily in the securities of Maryland issuers, its performance may be negatively affected by local, state or regional factors, including, but not limited to, state or local legislation or policy changes, economic factors, natural disasters and terrorist attacks.


.. Because the Fund favors investing in revenue bonds, including revenue bonds issued on behalf of health-care providers, its performance may also be affected by economic developments impacting a specific facility or type of facility.

.. The performance of general obligation bonds of Maryland issuers may be affected by efforts to limit or reduce state or local taxes.

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.


After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Maryland Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                    [CHART]

1996    1997   1998   1999    2000    2001   2002   2003    2004     2005
-----  -----  -----  ------  ------  -----  -----  ------   -----    ----
3.66%  8.09%  5.85%  -3.34%  11.25%  4.18%  7.60%   3.50%   4.12%    2.88%



         Best calendar quarter return: 4.20% - quarter ended 12/31/00.



        Worst calendar quarter return: -1.73% - quarter ended 3/31/96.



AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/05



                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (2.01)% 3.43% 4.20%      n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (2.05)  3.34  4.12       n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares  0.08   3.51  4.21       n/a
-------------------------------------------------------------------------------------------
CLASS C                                                     (0.15)  3.30   n/a    3.33%
-------------------------------------------------------------------------------------------
CLASS D                                                      0.84   3.51  3.77       n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         3.52   3.59  5.71    5.55/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

Maryland Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Total Maximum Sales Charge (Load)                                                     4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                       0.50%       0.50%   0.50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                              0.10%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                        0.36%       0.36%   0.36%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                  0.96%       1.86%   1.86%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
                    ---------------------------------------------------------------------
                    Class A        $568         $766         $  981         $1,597
                    ---------------------------------------------------------------------
                    Class C         386          679          1,096          2,258
                    ---------------------------------------------------------------------
                    Class D         289          585          1,006          2,180
                    ---------------------------------------------------------------------

                    If you did not sell your shares at the end of each period, your costs would be:
                                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
                    ---------------------------------------------------------------------
                    Class A        $568         $766         $  981         $1,597
                    ---------------------------------------------------------------------
                    Class C         287          679          1,096          2,258
                    ---------------------------------------------------------------------
                    Class D         189          585          1,006          2,180
                    ---------------------------------------------------------------------

Massachusetts Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Massachusetts Fund seeks to maximize income exempt from regular federal income taxes and from Massachusetts personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Massachusetts Fund uses the following investment strategies to pursue its investment objective:

The Massachusetts Fund invests at least 80% of its net assets in Massachusetts municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.


In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.


SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Massachusetts Fund is subject to the following risks:


.. Because the Fund invests primarily in the securities of Massachusetts issuers, its performance may be negatively affected by local, state or regional factors, including, but not limited to, state or local legislation or policy changes, economic factors, natural disasters and terrorist attacks.



.. Additionally, Massachusetts and certain of its cities, towns, counties, and other political subdivisions have, at certain times in the past, experienced serious financial difficulties which have adversely affected their credit standing. The recurrence of these financial difficulties could adversely affect the market value and marketability of, or result in default on payments of, outstanding obligations issued by Massachusetts or its public authorities or municipalities.


PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.


After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Massachusetts Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                    [CHART]

1996   1997   1998    1999    2000    2001  2002    2003    2004     2005
-----  -----  -----  ------  ------  -----  -----  ------   ----     ----
4.14%  8.68%  6.55%  -6.73%  15.20%  4.39%  9.94%   5.26%   2.60%    2.25%



         Best calendar quarter return: 6.45% - quarter ended 12/31/00.



        Worst calendar quarter return: -2.80% - quarter ended 9/30/99.



AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/05



                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (2.60)% 3.84% 4.57%      n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (2.65)  3.82  4.48       n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares (0.25)  3.89  4.52       n/a
-------------------------------------------------------------------------------------------
CLASS C                                                     (0.61)  3.72   n/a    3.73%
-------------------------------------------------------------------------------------------
CLASS D                                                      0.23   3.91  4.13       n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         3.52   3.59  5.71    5.55/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

Massachusetts Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Total Maximum Sales Charge (Load)                                                     4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                       0.50%       0.50%   0.50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                              0.10%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                        0.31%       0.31%   0.31%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                  0.91%       1.81%   1.81%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
                    ---------------------------------------------------------------------
                    Class A        $563         $751         $  955         $1,541
                    ---------------------------------------------------------------------
                    Class C         381          664          1,070          2,205
                    ---------------------------------------------------------------------
                    Class D         284          569            980          2,127
                    ---------------------------------------------------------------------

                    If you did not sell your shares at the end of each period, your costs would be:
                                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
                    ---------------------------------------------------------------------
                    Class A        $563         $751         $  955         $1,541
                    ---------------------------------------------------------------------
                    Class C         282          664          1,070          2,205
                    ---------------------------------------------------------------------
                    Class D         184          569            980          2,127
                    ---------------------------------------------------------------------

Michigan Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Michigan Fund seeks to maximize income exempt from regular federal income taxes and from Michigan personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Michigan Fund uses the following investment strategies to pursue its investment objective:

The Michigan Fund invests at least 80% of its net assets in Michigan municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.


In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.


SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Michigan Fund is subject to the following risks:


.. Because the Fund invests primarily in the securities of Michigan issuers, its performance may be negatively affected by local, state or regional factors, including, but not limited to, state or local legislation or policy changes, economic factors, natural disasters and terrorist attacks.





.. Michigan's economy continues to suffer from the effects of the recent prolonged national economic slowdown. While the US economy reflects recent improvement, Michigan's economy, with its emphasis on the automotive and manufacturing sector, has been slower to recover than the overall economy. The largest sources of Michigan tax revenues are the individual income tax and sales and use taxes. There is a strong correlation between income tax collections and salaries and wages earned from employment, and Michigan's high unemployment rate has adversely impacted individual income tax collections. The second major source of tax revenues are sales and use taxes, which are directly correlated with disposable income, and also suffer from the lagging Michigan economy. The Fund's Statement of Additional Information contains additional discussion of these factors.


PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.


After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Michigan Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                    [CHART]

1996    1997   1998   1999    2000    2001   2002    2003   2004     2005
-----  -----  -----  ------  ------  -----  ------- ------  -----    ----
3.74%  8.73%  6.12%  -3.80%  12.89%  4.37%   7.75%   5.41%  3.10%    2.29%



         Best calendar quarter return: 4.98% - quarter ended 12/31/00.



        Worst calendar quarter return: -2.00% - quarter ended 6/30/04.



AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/05



                                                                                        CLASS C
                                                                                         SINCE
                                                             ONE     FIVE      TEN     INCEPTION
                                                             YEAR    YEARS    YEARS     5/27/99
--------------------------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------------------------
Return before taxes                                         (2.61)%   3.55%    4.47%        n/a
--------------------------------------------------------------------------------------------------
Return after taxes on distributions                         (2.66)    3.49     4.33         n/a
--------------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares (0.27)    3.63     4.42         n/a
--------------------------------------------------------------------------------------------------
CLASS C                                                     (0.65)    3.43     n/a       3.62%
--------------------------------------------------------------------------------------------------
CLASS D                                                      0.39     3.63     4.04         n/a
--------------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         3.52     3.59     5.71      5.55/(1)/
--------------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

Michigan Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Total Maximum Sales Charge (Load)                                                     4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%    none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)    none/(1)/     1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                       0.50%       0.50%   0.50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                              0.10%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                        0.30%       0.30%   0.30%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                  0.90%       1.80%   1.80%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $562         $748         $  950         $1,530
---------------------------------------------------------------------
Class C         380          661          1,065          2,195
---------------------------------------------------------------------
Class D         283          566            975          2,116
---------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:
              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $562         $748         $  950         $1,530
---------------------------------------------------------------------
Class C         281          661          1,065          2,195
---------------------------------------------------------------------
Class D         183          566            975          2,116
---------------------------------------------------------------------

Minnesota Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Minnesota Fund seeks to maximize income exempt from regular federal income taxes and from regular Minnesota personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Minnesota Fund uses the following investment strategies to pursue its investment objective:

The Minnesota Fund invests at least 80% of its net assets in Minnesota municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.


In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities, subject to applicable requirements. Under these circumstances, the Fund may not achieve its investment objective.


SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Minnesota Fund is subject to the following risks:


.. Because the Fund invests primarily in the securities of Minnesota issuers, its performance may be negatively affected by local, state or regional factors, including, but not limited to, state or local legislation or policy changes, economic factors, natural disasters and terrorist attacks.


.. Pursuant to Minnesota legislation enacted in 1995, dividends that would otherwise be exempt from Minnesota personal income tax in the case of individuals, estates, and trusts, could become subject to the Minnesota personal income tax if it were judicially determined that exempting such dividends would discriminate against interstate commerce.


.. The State of Minnesota relies heavily on a progressive individual income tax and retail sales tax for revenue, which results in a fiscal system that is sensitive to economic conditions. Minnesota's budget outlook weakened substantially at the beginning of the 2002-2003 biennium, when the State's budget deficits almost exhausted its reserves and limited the options available to State officials to successfully manage revenue variations. However, actions taken early in 2003 enabled the State to balance the biennial budget for the period ended June 30, 2003. The State achieved a $377 million surplus for the 2004-2005 biennium, and a November 2005 forecast projected a $701 million surplus for the biennium ending June 30, 2007. This projection may be adversely affected by a December, 2005 lower court decision, which has been appealed, that a State health impact fee imposed by the 2005 Legislature is illegal. This fee was anticipated to result in revenues of $368 million for the 2006-2007 biennium. The budget for each biennial period must be balanced.


PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.


After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Minnesota Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                    [CHART]

  1996   1997   1998   1999    2000    2001   2002    2003    2004    2005
 -----  -----  -----  ------  ------  -----  ------  ------   -----   -----
 3.39%  7.02%  6.21%  -4.15%  12.34%  4.26%   7.81%  4.51%    2.72%   2.30%



         Best calendar quarter return: 5.04% - quarter ended 12/31/00.



        Worst calendar quarter return: -2.43% - quarter ended 6/30/04.



AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/05



                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (2.56)% 3.29% 4.05%      n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (2.57)  3.29  4.01       n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares (0.34)  3.40  4.09       n/a
-------------------------------------------------------------------------------------------
CLASS C                                                     (0.67)  3.14   n/a    3.25%
-------------------------------------------------------------------------------------------
CLASS D                                                      0.35   3.36  3.62       n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         3.52   3.59  5.71    5.55/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

Minnesota Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                           CLASS A    CLASS C CLASS D
---------------------------------------------------------------------------------------------------------------
Total Maximum Sales Charge (Load)                                                    4.75%          2%      1%
---------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                4.75%/(1)/     1%   none
---------------------------------------------------------------------------------------------------------------
 Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
 (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
---------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(as a percentage of average net assets)
---------------------------------------------------------------------------------------------------------------
Management Fees                                                                      0.50%       0.50%   0.50%
---------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                             0.10%       1.00%   1.00%
---------------------------------------------------------------------------------------------------------------
Other Expenses                                                                       0.32%       0.32%   0.32%
---------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                 0.92%       1.82%   1.82%
---------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
                    ---------------------------------------------------------------------
                    Class A        $564         $754         $  960         $1,553
                    ---------------------------------------------------------------------
                    Class C         382          667          1,075          2,216
                    ---------------------------------------------------------------------
                    Class D         285          573            985          2,137
                    ---------------------------------------------------------------------

                    If you did not sell your shares at the end of each period, your costs would be:
                                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
                    ---------------------------------------------------------------------
                    Class A        $564         $754         $  960         $1,553
                    ---------------------------------------------------------------------
                    Class C         283          667          1,075          2,216
                    ---------------------------------------------------------------------
                    Class D         185          573            985          2,137
                    ---------------------------------------------------------------------

Missouri Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Missouri Fund seeks to maximize income exempt from regular federal income taxes and from Missouri personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Missouri Fund uses the following investment strategies to pursue its investment objective:

The Missouri Fund invests at least 80% of its net assets in Missouri municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.


In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.


SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Missouri Fund is subject to the following risks:


.. Because the Fund invests primarily in the securities of Missouri issuers, its performance may be negatively affected by local, state or regional factors, including, but not limited to, state or local legislation or policy changes, economic factors, natural disasters and terrorist attacks.


.. Defense-related business and agriculture play an important role in Missouri's economy. Negative trends in these industries or the relocation of major employers engaged in such industries could have a negative impact on the economy of the State.

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.


After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Missouri Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                    [CHART]

 1996   1997    1998   1999    2000   2001   2002    2003    2004    2005
 -----  -----  -----  ------  ------  -----  -----  ------   -----   -----
 3.71%  8.08%  5.77%  -5.59%  15.18%  3.49%  9.04%  4.61%    2.97%   2.91%



         Best calendar quarter return: 6.14% - quarter ended 3/31/96.



        Worst calendar quarter return: -2.33% - quarter ended 6/30/04.



AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/05



                                                                                        CLASS C
                                                                                         SINCE
                                                             ONE     FIVE      TEN     INCEPTION
                                                             YEAR    YEARS    YEARS     5/27/99
--------------------------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------------------------
Return before taxes                                         (1.94)%   3.57%    4.39%        n/a
--------------------------------------------------------------------------------------------------
Return after taxes on distributions                         (1.98)    3.52     4.27         n/a
--------------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares  0.11     3.62     4.32         n/a
--------------------------------------------------------------------------------------------------
CLASS C                                                     (0.13)    3.42     n/a       3.67%
--------------------------------------------------------------------------------------------------
CLASS D                                                      0.88     3.64     3.96         n/a
--------------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         3.52     3.59     5.71      5.55/(1)/
--------------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

Missouri Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Total Maximum Sales Charge (Load)                                                     4.75%/(1)/     2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                       0.50%       0.50%   0.50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                              0.10%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                        0.37%       0.37%   0.37%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                  0.97%       1.87%   1.87%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $569         $769         $  986         $1,608
---------------------------------------------------------------------
Class C         387          682          1,101          2,268
---------------------------------------------------------------------
Class D         290          588          1,011          2,190
---------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:
              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $569         $769         $  986         $1,608
---------------------------------------------------------------------
Class C         288          682          1,101          2,268
---------------------------------------------------------------------
Class D         190          588          1,011          2,190
---------------------------------------------------------------------

New Jersey Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The New Jersey Fund seeks to maximize income exempt from regular federal income tax and New Jersey gross income tax consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The New Jersey Fund uses the following investment strategies to pursue its investment objective:

The New Jersey Fund invests at least 80% of its net assets in New Jersey municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.


In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.


SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the New Jersey Fund is subject to the following risks:


.. Because the Fund invests primarily in the securities of New Jersey issuers, its performance may be negatively affected by local, state or regional factors, including, but not limited to, state or local legislation or policy changes, economic factors, natural disasters and terrorist attacks.


.. New Jersey's economic base is diversified, consisting of a variety of manufacturing, construction, and service industries, supplemented by rural areas with selective commercial agriculture. New Jersey's economy will be affected by trends in these sectors.

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.


After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

New Jersey Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                    [CHART]

  1996   1997   1998   1999    2000    2001   2002   2003   2004    2005
 -----  -----  -----  ------  ------  -----  -----  ------  -----  -----
 3.40%  8.93%  6.00%  -5.58%  13.25%  3.98%  7.78%  4.80%   3.02%  2.78%



         Best calendar quarter return: 5.02% - quarter ended 12/31/00.



        Worst calendar quarter return: -2.51% - quarter ended 12/31/99.



AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/05



                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (2.16)% 3.43% 4.22%      n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (2.24)  3.40  4.04       n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares  0.03   3.51  4.14       n/a
-------------------------------------------------------------------------------------------
CLASS C                                                      0.06   3.45   n/a    3.42%
-------------------------------------------------------------------------------------------
CLASS D                                                      1.11   3.67  3.94       n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         3.52   3.59  5.71    5.55/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

New Jersey Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Total Maximum Sales Charge (Load)                                                     4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%    none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)    none/(1)/   .39%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                       0.50%       0.50%   0.50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                              0.24%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                        0.46%       0.46%   0.46%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                  1.20%       1.96%   1.96%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
                    ---------------------------------------------------------------------
                    Class A        $591         $838         $1,103         $1,860
                    ---------------------------------------------------------------------
                    Class C         396          709          1,147          2,362
                    ---------------------------------------------------------------------
                    Class D         299          615          1,057          2,285
                    ---------------------------------------------------------------------

                    If you did not sell your shares at the end of each period, your costs would be:
                                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
                    ---------------------------------------------------------------------
                    Class A        $591         $838         $1,103         $1,860
                    ---------------------------------------------------------------------
                    Class C         297          709          1,147          2,362
                    ---------------------------------------------------------------------
                    Class D         199          615          1,057          2,285
                    ---------------------------------------------------------------------

New York Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The New York Fund seeks to maximize income exempt from regular federal income taxes and from New York personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The New York Fund uses the following investment strategies to pursue its investment objective:

The New York Fund invests at least 80% of its net assets in New York municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.


In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.


SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the New York Fund is subject to the following risks:


.. Because the Fund invests primarily in the securities of New York issuers, its performance may be negatively affected by local, state or regional factors, including, but not limited to, state or local legislation or policy changes, economic factors, natural disasters, terrorist attacks and the transit workers union strike.


.. New York City and certain localities outside New York City have experienced financial problems in the past. Recurrence of these problems may affect the fiscal health of the State.

.. A future terrorist attack within New York City could have a substantial negative effect on the economy of New York City, including the displacement or closure of many businesses, a decline in tourism, and retrenchment in the securities industry, which is a major source of employment in the City.

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.


After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

New York Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                    [CHART]

  1996   1997    1998   1999    2000    2001   2002   2003   2004   2005
 -----  ------  -----  ------  ------  -----  -----  ------  -----  -----
 3.83%  10.04%  6.86%  -5.64%  15.00%  3.48%  8.93%  5.26%   3.03%  3.28%



         Best calendar quarter return: 6.11% - quarter ended 12/31/00.



        Worst calendar quarter return: -2.54% - quarter ended 6/30/04.



AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/05



                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (1.59)% 3.77% 4.77%      n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (1.62)  3.74  4.66       n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares  0.37   3.83  4.70       n/a
-------------------------------------------------------------------------------------------
CLASS C                                                      0.40   3.63   n/a    3.81%
-------------------------------------------------------------------------------------------
CLASS D                                                      1.36   3.83  4.33       n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         3.52   3.59  5.71    5.55/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

New York Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Total Maximum Sales Charge (Load)                                                     4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                       0.50%       0.50%   0.50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                              0.10%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                        0.30%       0.30%   0.30%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                  0.90%       1.80%   1.80%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
                    ---------------------------------------------------------------------
                    Class A        $562         $748         $  950         $1,530
                    ---------------------------------------------------------------------
                    Class C         380          661          1,065          2,195
                    ---------------------------------------------------------------------
                    Class D         283          566            975          2,116
                    ---------------------------------------------------------------------

                    If you did not sell your shares at the end of each period, your costs would be:
                                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
                    ---------------------------------------------------------------------
                    Class A        $562         $748         $  950         $1,530
                    ---------------------------------------------------------------------
                    Class C         281          661          1,065          2,195
                    ---------------------------------------------------------------------
                    Class D         183          566            975          2,116
                    ---------------------------------------------------------------------

North Carolina Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The North Carolina Fund seeks high income exempt from regular federal income taxes and North Carolina personal income taxes consistent with preservation of capital and with consideration given to capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The North Carolina Fund uses the following investment strategies to pursue its investment objective:

The North Carolina Fund invests at least 80% of its net assets in North Carolina municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.


In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.


SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the North Carolina Fund is subject to the following risks:


.. Because the Fund invests primarily in the securities of North Carolina issuers, its performance may be negatively affected by local, state or regional factors, including, but not limited to, state or local legislation or policy changes, economic factors, natural disasters and terrorist attacks.



.. While during 2005, the North Carolina economy's recovery from the 2001 recession continued, job growth has been moderate and some sectors of the economy, particularly manufacturing employment, continue to decline.



.. While the State currently has been successful in balancing its budget after previously coping with a significant budget shortfall, the State continues to face pressures in matching revenues to expenses and will continue to deal with budget problems until the growth rate in the North Carolina economy increases or changes are made to the tax system to match the changing economy, thereby increasing overall tax revenues. Because of these budget problems, both Moody's and S&P reviewed their ratings of North Carolina general obligations in 2002. While S&P retained its "AAA" rating for North Carolina's general obligations, Moody's reduced its rating of such obligations to "Aa1". A failure to adequately deal with these ongoing issues could further adversely effect the credit ratings of general obligations of the State.


PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.


After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

North Carolina Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                    [CHART]

  1996   1997    1998   1999    2000    2001  2002    2003    2004    2005
 -----  -----   -----  ------  ------  -----  -----  ------   -----   -----
 2.71%  8.75%   5.81%  -5.02%  12.33%  4.34%  8.18%   4.95%   2.49%   2.14%



         Best calendar quarter return: 4.65% - quarter ended 12/31/00.



        Worst calendar quarter return: -2.71% - quarter ended 3/31/96.



AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/05



                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (2.71)% 3.38% 4.07%      n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (2.82)  3.31  3.94       n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares (0.43)  3.43  4.03       n/a
-------------------------------------------------------------------------------------------
CLASS C                                                     (0.59)  3.42   n/a    3.39%
-------------------------------------------------------------------------------------------
CLASS D                                                      0.40   3.63  3.78       n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         3.52   3.59  5.71    5.55/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

North Carolina Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Total Maximum Sales Charge (Load)                                                     4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                       0.50%       0.50%   0.50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                              0.25%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                        0.49%       0.49%   0.49%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                  1.24%       1.99%   1.99%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
                    ---------------------------------------------------------------------
                    Class A        $595         $850         $1,124         $1,904
                    ---------------------------------------------------------------------
                    Class C         399          718          1,162          2,394
                    ---------------------------------------------------------------------
                    Class D         302          624          1,073          2,317
                    ---------------------------------------------------------------------

                    If you did not sell your shares at the end of each period, your costs would be:
                                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
                    ---------------------------------------------------------------------
                    Class A        $595         $850         $1,124         $1,904
                    ---------------------------------------------------------------------
                    Class C         300          718          1,162          2,394
                    ---------------------------------------------------------------------
                    Class D         202          624          1,073          2,317
                    ---------------------------------------------------------------------

Ohio Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Ohio Fund seeks to maximize income exempt from regular federal income taxes and from Ohio personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Ohio Fund uses the following investment strategies to pursue its investment objective:

The Ohio Fund invests at least 80% of its net assets in Ohio municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.


In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.


SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Ohio Fund is subject to the following risks:


.. Because the Fund invests primarily in the securities of Ohio issuers, its performance may be negatively affected by local, state or regional factors, including, but not limited to, state or local legislation or policy changes, economic factors, natural disasters and terrorist attacks.


.. Ohio's economy relies in part on durable goods manufacturing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity, as in many other industrially developed states, tends to be more cyclical than in other less industrial states and in the nation as a whole.

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.


After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Ohio Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                    [CHART]

  1996   1997  1998    1999    2000    2001   2002   2003   2004   2005
 -----  -----  -----  ------  ------  -----  -----  ------  -----  -----
 3.77%  8.39%  5.89%  -4.65%  13.41%  4.17%  8.07%  4.20%   3.38%  1.96%




         Best calendar quarter return: 5.38% - quarter ended 12/31/00.



        Worst calendar quarter return: -2.12% - quarter ended 6/30/04.



AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/05



                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (2.84)% 3.32% 4.26%      n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (2.88)  3.28  4.14       n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares (0.51)  3.43  4.24       n/a
-------------------------------------------------------------------------------------------
CLASS C                                                     (0.80)  3.20   n/a    3.37%
-------------------------------------------------------------------------------------------
CLASS D                                                      0.18   3.41  3.83       n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         3.52   3.59  5.71    5.55/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

Ohio Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Total Maximum Sales Charge (Load)                                                     4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%    none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)    none/(1)/     1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                       0.50%       0.50%   0.50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                              0.10%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                        0.29%       0.29%   0.29%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                  0.89%       1.79%   1.79%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
                    ---------------------------------------------------------------------
                    Class A        $562         $745         $  945         $1,519
                    ---------------------------------------------------------------------
                    Class C         379          658          1,060          2,184
                    ---------------------------------------------------------------------
                    Class D         282          563            970          2,105
                    ---------------------------------------------------------------------

                    If you did not sell your shares at the end of each period, your costs would be:
                                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
                    ---------------------------------------------------------------------
                    Class A        $562         $745         $  945         $1,519
                    ---------------------------------------------------------------------
                    Class C         280          658          1,060          2,184
                    ---------------------------------------------------------------------
                    Class D         182          563            970          2,105
                    ---------------------------------------------------------------------

Oregon Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Oregon Fund seeks to maximize income exempt from regular federal income taxes and from Oregon personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Oregon Fund uses the following strategies to pursue its investment objective:

The Oregon Fund invests at least 80% of its net assets in Oregon municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.


In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.


SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Oregon Fund is subject to the following risks:


.. Because the Fund invests primarily in the securities of Oregon issuers, its performance may be negatively affected by local, state or regional factors, including, but not limited to, state or local legislation or policy changes, economic factors, natural disasters and terrorist attacks.



.. Oregon's economy continues to be affected by its declining technology, manufacturing, forest products and agricultural industries.


PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.


After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Oregon Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                    [CHART]

 1996   1997   1998    1999    2000    2001   2002   2003   2004   2005
 -----  -----  -----  ------  ------  -----  -----  ------  -----  -----
 3.81%  9.05%  6.09%  -3.95%  12.56%  4.38%  8.20%   4.37%  3.60%  3.00%



         Best calendar quarter return: 5.07% - quarter ended 12/31/00.



        Worst calendar quarter return: -1.78% - quarter ended 6/30/99.



AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/05



                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (1.84)% 3.69% 4.52%      n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (1.87)  3.64  4.41       n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares  0.17   3.74  4.46       n/a
-------------------------------------------------------------------------------------------
CLASS C                                                     (0.05)  3.52   n/a    3.59%
-------------------------------------------------------------------------------------------
CLASS D                                                      0.96   3.73  4.09       n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         3.52   3.59  5.71    5.55/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

Oregon Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Total Maximum Sales Charge (Load)                                                     4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%   none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)   none/(1)/      1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                       0.50%       0.50%   0.50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                              0.10%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                        0.32%       0.32%   0.32%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                  0.92%       1.82%   1.82%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
                    ---------------------------------------------------------------------
                    Class A        $564         $754         $  960         $1,553
                    ---------------------------------------------------------------------
                    Class C         382          667          1,075          2,216
                    ---------------------------------------------------------------------
                    Class D         285          573            985          2,137
                    ---------------------------------------------------------------------

                    If you did not sell your shares at the end of each period, your costs would be:
                                  1 YEAR       3 YEARS       5 YEARS       10 YEARS
                    ---------------------------------------------------------------------
                    Class A        $564         $754         $  960         $1,553
                    ---------------------------------------------------------------------
                    Class C         283          667          1,075          2,216
                    ---------------------------------------------------------------------
                    Class D         185          573            985          2,137
                    ---------------------------------------------------------------------

Pennsylvania Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Pennsylvania Fund seeks high income exempt from regular federal income tax and Pennsylvania income taxes consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Pennsylvania Fund uses the following investment strategies to pursue its investment objective:

The Pennsylvania Fund invests at least 80% of its net assets in Pennsylvania municipal securities rated investment-grade when purchased. The Fund will ordinarily hold securities with maturities in excess of one year.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.


In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.


SPECIFIC RISKS

In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Pennsylvania Fund is subject to the following risks:


.. Because the Fund invests primarily in the securities of Pennsylvania issuers, its performance may be negatively affected by local, state or regional factors, including, but not limited to, state or local legislation or policy changes, economic factors, natural disasters and terrorist attacks.


.. Pennsylvania and various of its political subdivisions, including the Philadelphia School District and the cities of Philadelphia, Pittsburgh and Scranton, have, in the past, encountered financial difficulties due to slowdowns in the pace of economic activity and other factors.

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.


After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

Pennsylvania Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                    [CHART]

 1996    1997   1998   1999    2000    2001   2002   2003    2004    2005
 -----  -----  -----  ------  ------  -----  -----  ------   -----   -----
 3.44%  8.70%  6.14%  -5.19%  12.98%  3.81%  9.31%   3.70%   2.47%   2.23%



         Best calendar quarter return: 5.28% - quarter ended 12/31/00.



        Worst calendar quarter return: -2.61% - quarter ended 6/30/04.



AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/05



                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (2.64)% 3.26% 4.14%      n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (2.75)  3.17  3.99       n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares (0.45)  3.29  4.06       n/a
-------------------------------------------------------------------------------------------
CLASS C                                                     (0.50)  3.26   n/a    3.32%
-------------------------------------------------------------------------------------------
CLASS D                                                      0.49   3.48  3.85       n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         3.52   3.59  5.71    5.55/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges, or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

Pennsylvania Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Total Maximum Sales Charge (Load)                                                     4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%    none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)    none/(1)/     1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                       0.50%       0.50%   0.50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                              0.25%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                        0.73%       0.73%   0.73%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                  1.48%       2.23%   2.23%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $618         $921         $1,245         $2,159
---------------------------------------------------------------------
Class C         423          790          1,283          2,639
---------------------------------------------------------------------
Class D         326          697          1,195          2,565
---------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:
              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $618         $921         $1,245         $2,159
---------------------------------------------------------------------
Class C         324          790          1,283          2,639
---------------------------------------------------------------------
Class D         226          697          1,195          2,565
---------------------------------------------------------------------

South Carolina Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The South Carolina Fund seeks to maximize income exempt from regular federal income taxes and from South Carolina personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES
The South Carolina Fund uses the following investment strategies to pursue its investment objective:
The South Carolina Fund invests at least 80% of its net assets in South Carolina municipal securities rated investment-grade when purchased.
The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.


SPECIFIC RISKS
In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the South Carolina Fund is subject to the following risks:

.. Although South Carolina has not defaulted on its bonded debt since 1879, the State did experience certain budgeting difficulties in recent years from 1991 to 1993 and from the year 2000 to 2004. These difficulties did not affect the State's ability to pay its indebtedness, but did result in S&P lowering its rating on South Carolina general obligation bonds in 1993. The rating was restored to AAA in 1996. In 2005, S&P again lowered its rating on South Carolina general obligation bonds to AA+, primarily citing the overall economic climate in South Carolina. Moody's and Fitch Ratings maintained their ratings on South Carolina general obligation bonds of Aaa and AAA, respectively.


.. South Carolina had year-end deficits of $87.4 million, $149 million and $177 million for fiscal years 2001, 2002 and 2003, respectively. The deficit for fiscal year 2002 exhausted the State's General Reserve Fund. Appropriations to the General Reserve Fund made in fiscal year 2003 were applied to the reduction of the deficit at the end of fiscal year 2003.


.. South Carolina experienced further revenue shortfalls in the first two quarters of fiscal year 2004. In August 2003, the Capital Reserve Fund for fiscal year 2004 was sequestered and a 1% across the board reduction of General Fund appropriations implemented. As of December 15, 2003, Moody's assigned a negative outlook to the State's general obligation debt credit rating. The negative outlook remains in place.


..  Due to more positive financial results for fiscal years 2004 and 2005, South
   Carolina has eliminated the cumulative $177 million deficit and has fully restored the required balance in the General Reserve Fund.


.. South Carolina is currently considering various methods to reduce local ad valorem property taxes, and several bills have been pre-filed with the South Carolina General Assembly proposing to accomplish this reduction. Among other possibilities, the South Carolina General Assembly may completely or partially replace local ad valorem property taxes with a portion of the state-wide sales tax, and may limit the amount by which the assessed value of taxable property may increase from year to year. No assurance can be given that such proposals will not become effective, or as to the form that they may take. In the event that any such proposal were to become effective, it could materially, adversely affect the ability of South Carolina and its political subdivisions to repay their general obligation indebtedness.


PAST PERFORMANCE
The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance, before and after taxes, is not indicative of future investment results.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

South Carolina Fund
--------------------------------------------------------------------------------

CLASS A ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                    [CHART]

  1996   1997   1998   1999    2000    2001   2002   2003    2004    2005
 -----  -----  -----  ------  ------  -----  -----  ------   -----   -----
 3.93%  8.72%  5.73%  -5.59%  14.65%  3.80%  7.69%   5.50%   4.27%   3.32%



         Best calendar quarter return: 5.68% - quarter ended 12/31/00.



        Worst calendar quarter return: -2.38% - quarter ended 6/30/04.



AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/05



                                                                                 CLASS C
                                                                                  SINCE
                                                             ONE    FIVE   TEN  INCEPTION
                                                             YEAR   YEARS YEARS  5/27/99
-------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------
Return before taxes                                         (1.60)% 3.88% 4.58%      n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions                         (1.60)  3.81  4.44       n/a
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares  0.27   3.88  4.49       n/a
-------------------------------------------------------------------------------------------
CLASS C                                                      0.42   3.78   n/a    3.85%
-------------------------------------------------------------------------------------------
CLASS D                                                      1.40   3.99  4.16       n/a
-------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX                         3.52   3.59  5.71    5.55/(1)/
-------------------------------------------------------------------------------------------

-------------
The Lehman Brothers Municipal Bond Index ("Lehman Index") is an unmanaged index that does not reflect any fees, sales charges or taxes and assumes the reinvestment of all distributions. The Lehman Index does not reflect state-specific bond market performance.
(1)From 5/28/99.

South Carolina Fund
--------------------------------------------------------------------------------

FEES AND EXPENSES


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                            CLASS A    CLASS C CLASS D
----------------------------------------------------------------------------------------------------------------
Total Maximum Sales Charge (Load)                                                     4.75%          2%      1%
----------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) on Purchases (as a % of offering price)                 4.75%/(1)/     1%    none
----------------------------------------------------------------------------------------------------------------
  Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
  (as a % of original purchase price or current net asset value, whichever is less)    none/(1)/     1%      1%
----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(as a percentage of average net assets)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                                       0.50%       0.50%   0.50%
----------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                              0.10%       1.00%   1.00%
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                        0.31%       0.31%   0.31%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                  0.91%       1.81%   1.81%
----------------------------------------------------------------------------------------------------------------

-------------
(1)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $563         $751         $  955         $1,541
---------------------------------------------------------------------
Class C         381          664          1,070          2,205
---------------------------------------------------------------------
Class D         284          569            980          2,127
---------------------------------------------------------------------

If you did not sell your shares at the end of each period, your costs would be:
              1 YEAR       3 YEARS       5 YEARS       10 YEARS
---------------------------------------------------------------------
Class A        $563         $751         $  955         $1,541
---------------------------------------------------------------------
Class C         282          664          1,070          2,205
---------------------------------------------------------------------
Class D         184          569            980          2,127
---------------------------------------------------------------------

Management of the Funds

A Board of Directors or Board of Trustees (as applicable) provides broad supervision over the affairs of each Fund.

J. & W. Seligman & Co. Incorporated ("Seligman"), 100 Park Avenue, New York, New York 10017, is the manager of each Fund. Seligman manages the investment of each Fund's assets, including making purchases and sales of portfolio securities consistent with each Fund's investment objective and strategies, and administers each Fund's business and other affairs.


Established in 1864, Seligman currently serves as manager to 24 US registered investment companies, which offer 58 investment portfolios with approximately $11.3 billion in assets as of December 31, 2005. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at December 31, 2005, of approximately $8.1 billion.



Each Fund pays Seligman a fee for its management services. For the fiscal year ended September 30, 2005, the fee for each Fund is equal to an annual rate of 0.50% of each Fund's average daily net assets. Seligman, at its discretion, has agreed to waive a portion of its fees so as to limit the per annum fee of the California High-Yield Fund and Florida Fund to 0.40% and 0.35%, respectively. Seligman may discontinue its fee waiver at any time.



A discussion regarding the basis for each Fund's Board of Directors' or Trustees', as applicable, approval of the investment management agreement between a Fund and Seligman is available in each Fund's Statement of Additional Information and will be made available annually in that Fund's semi-annual report, dated March 31.


PORTFOLIO MANAGEMENT

The Funds are managed by the Seligman Municipals Team, which is headed by Mr. Thomas G. Moles. Mr. Moles, a Director and Managing Director of Seligman, is Vice President and Co-Portfolio Manager of the Funds. He is also Executive Vice President and Co- Portfolio Manager of Seligman Quality Municipal Fund, Inc. and Seligman Select Municipal Fund, Inc., two closed-end investment companies.

Ms. Eileen A. Comerford, a Senior Vice President and Investment Officer of Seligman, is Co-Portfolio Manager of the Funds. She is also Vice President and Co-Portfolio Manager of Seligman Quality Municipal Fund, Inc. and Seligman Select Municipal Fund, Inc.


Mr. Moles and Ms. Comerford each have decision making authority with respect to the investments of the Funds, although, as team leader of the Seligman Municipals Team, Mr. Moles typically makes the final decision with respect to investments made by the Funds.



Each Fund's Statement of Additional Information provides additional information about the compensation of each Co-Portfolio Manager, other accounts managed by each Co-Portfolio Manager, and each Co-Portfolio Manager's ownership of securities of the Funds.



AFFILIATES OF SELIGMAN:
Seligman Advisors, Inc.:
Each Fund's general distributor, responsible for accepting orders for purchases and sales of Fund shares.

Seligman Services, Inc.:
A limited purpose broker/dealer; acts as the broker/dealer of record for shareholder accounts that do not have a designated broker or financial advisor.

Seligman Data Corp. ("SDC"):
Each Fund's shareholder service agent provides shareholder account services to the Funds at cost.

FREQUENTLY ASKED QUESTIONS ABOUT REGULATORY MATTERS


In late 2003, Seligman conducted an extensive internal review in response to public announcements concerning mutual fund trading practices. The following discussion has been prepared to provide shareholders with important information.


For purposes of this discussion, J. & W. Seligman & Co. Incorporated and its affiliates and related parties are referred to as "Seligman" or the "Manager," and the Seligman registered investment companies are referred to as the "Seligman Funds."
Q1.HAVE ANY SELIGMAN EMPLOYEES ENGAGED IN IMPROPER TRADING?


A. The Manager conducted an internal review of employee trading in shares of the Seligman Funds in the fall of 2003 and continues to monitor employee trading in the Seligman Funds. The Manager has not found any improper trading activity by Seligman employees.


Q2.DOES SELIGMAN HAVE ANY POLICIES RELATING TO EMPLOYEE INVESTMENT IN THE
   SELIGMAN FUNDS?

A. A majority of Seligman employees invest in the Seligman Funds, either directly or through the Seligman 401(k) plans. Trading by employees is monitored by the Manager's legal department and is subject to the Manager's Code of Ethics. In addition, unlike many 401(k) plans that permit daily trading, the Seligman 401(k) plans permit only weekly trading activity. All Seligman employees have been informed that excessive trading with respect to the Seligman Funds, or trading in the Seligman Funds based upon inside information, is inappropriate and may, in certain cases, be illegal. Employees who engage in inappropriate trading will be subject to disciplinary action, which may include termination of employment.

Q3.HAS SELIGMAN ENGAGED IN IMPROPER DISCLOSURE OF A FUND'S PORTFOLIO HOLDINGS?


A. The Manager has found no improprieties relating to the disclosure of a Fund's portfolio holdings. The Manager has not disclosed and does not disclose a Fund's portfolio holdings prior to public dissemination, unless such disclosure is made for legitimate business purposes and only if the Manager believes that such disclosure will not be detrimental to a Fund's interest. A description of the policies and procedures with respect to the disclosure of each Fund's portfolio securities is set forth in each Fund's Statement of Additional Information.


Q4.WHAT IS SELIGMAN'S POLICY WITH REGARD TO RECEIPT OF LATE TRADES (I.E., AFTER
   4:00 PM EASTERN TIME)?

A. Seligman does not accept late trades directly from Fund shareholders or prospective shareholders. The large majority of mutual fund trades submitted to Seligman are from broker-dealer firms and other financial intermediaries on behalf of their clients. These intermediaries have an obligation to ensure that trades submitted to the Seligman Funds after 4:00 pm on a trading day for that day's net asset value were, in fact, received by those entities by 4:00 pm on that day. This applies to all trades from intermediaries, including those that are transmitted electronically to Seligman after the market closes. Although the Seligman Funds and the Manager, like other mutual fund groups, cannot determine the time at which orders received through financial intermediaries were placed, the Manager expects mutual fund trades submitted to Seligman by financial intermediaries to comply with all applicable laws and regulations. Seligman has contacted every financial intermediary that offers, sells, or purchases shares of the Seligman Funds in order to remind all of them of their responsibility to have reasonable policies and procedures to ensure that they comply with their legal and contractual obligations.

   The Manager has found no instances of Fund shareholders engaging in late trading directly with the Seligman Funds. Seligman will cooperate with and support any governmental or regulatory investigation to identify and hold accountable any financial intermediary that has submitted orders in violation of applicable laws or regulations.

Q5.WHAT IS SELIGMAN'S POLICY REGARDING MARKET TIMING?


A. Seligman has policies and procedures in place to restrict trades that, in its judgment, could prove disruptive in the management of portfolios of the Seligman Funds. As part of the Manager's procedures, the Manager frequently rejects trades, issues warning letters, and prohibits accounts from making further exchanges. Since September 2003, when the first proceedings relating to trading practices within the mutual fund industry were publicly announced, Seligman has taken additional steps to strengthen its policies and procedures. A general description of the Seligman Funds' policies is set forth in each Fund's prospectus.


Q6.HAS SELIGMAN CONDUCTED AN INTERNAL REVIEW RELATING TO MARKET TIMING?


A. The Manager completed its internal review in the fall of 2003. As of September 2003, the Manager had one arrangement that permitted frequent trading. This arrangement was in the process of being closed down by the Manager before September 2003. Based on a review of the Manager's records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002. The results of the Manager's internal review were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements, the Manager in May 2004 paid approximately $75,000 to Seligman Global Growth Fund, $300,000 to Seligman Global Smaller Companies Fund and $1.6 million to Seligman Global Technology Fund in recognition that these global investment funds presented some potential for time zone arbitrage. The amounts paid by the Manager represented less than 1/2 of 1% of each such Fund's net asset value as of the date such payments were made. In addition, with respect to Seligman Communications and Information Fund and notwithstanding that time zone arbitrage opportunities did not exist, the Manager, at the request of the Independent Directors, agreed to waive a portion of its management fee, amounting to five basis points (0.05%) per annum, for that Fund for a period of two years commencing on June 1, 2004.


Q7.DOES SELIGMAN DISCLOSE ITS INTERNAL MARKET TIMING CONTROL PROCEDURES?

A. Seligman's market timing control procedures are proprietary. The Manager believes that disclosing these procedures will reduce their effectiveness.

Q8.WHAT NEW PRACTICES ARE BEING CONSIDERED TO PREVENT MARKET TIMING ABUSES?


A. Like other members of the mutual fund industry, Seligman has considered, and continues to consider, numerous options, including the implementation of redemption fees. Seligman also has contacted every financial intermediary that offers, sells, or purchases shares of the Seligman Funds in order to inform all of them that they must have reasonable policies and procedures to ensure that they do not knowingly permit or facilitate excessive trading of the Seligman Funds or knowingly use or facilitate any methods designed to disguise such trading in the Seligman Funds.

Q9.IS SELIGMAN INVOLVED WITH ANY FEDERAL OR STATE INVESTIGATION RELATING TO
   MARKET TIMING OR LATE TRADING?




A. Since February 2004, Seligman has been in discussion with the New York staff of the SEC and the Office of the New York Attorney General ("Attorney General") in connection with their review of frequent trading in certain of the Seligman mutual funds. No late trading is involved. This review was apparently stimulated by Seligman's voluntary public disclosure of the foregoing arrangements in January 2004. In March 2005, negotiations to settle the matter were initiated by the New York staff of the SEC. After several months of negotiations, tentative agreement was reached, both with the New York staff of the SEC and the Attorney General, on the financial terms of a settlement. However, settlement discussions with the Attorney General ended when the Attorney General sought to impose operating conditions on Seligman that were unacceptable to Seligman, would have applied in perpetuity and were not requested or required by the SEC. Subsequently, the New York staff of the SEC indicated that, in lieu of moving forward under the terms of the tentative financial settlement, the staff was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman. Seligman believes that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Funds.



   Immediately after settlement discussions with the Attorney General ended, the Attorney General issued subpoenas to certain of the Seligman Funds and their directors. The subpoenas seek various Board materials and information relating to the deliberations of the Independent Directors as to the advisory fees paid by the Seligman mutual funds to Seligman. Seligman has objected to the Attorney General's seeking of such information and, on September 6, 2005, filed suit in federal district court seeking to enjoin the Attorney General from pursuing a fee inquiry. Seligman believes that the Attorney General's inquiry is improper because Congress has vested exclusive regulatory oversight of investment company advisory fees in the SEC.



   At the end of September 2005, the Attorney General indicated that it intends to file an action at some point in the future alleging, in substance, that Seligman permitted other persons to engage in frequent trading other than the arrangements described above and, as a result, the prospectus disclosure used by the Seligman Funds is and has been misleading. Seligman believes any such action would be without merit.



   Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties, injunctions regarding Seligman, restitution to mutual fund shareholders or changes in procedures. Any penalties or restitution will be paid by Seligman and not by the Seligman Funds.



   Seligman does not believe that the foregoing possible actions or any threatened legal actions should have a material adverse impact on Seligman or the Seligman Funds; however, there can be no assurance of this or that these matters and any related publicity will not result in reduced demand for shares of the Seligman Funds or other adverse consequences.


Q10.DOES SELIGMAN HAVE ANY MARKET TIMING ARRANGEMENTS AT THE CURRENT TIME?

A. Market timing arrangements in the Seligman Funds have been prohibited. In addition, Seligman has strengthened existing controls to discourage and help prevent market timing.






Q11.HAVE ANY EMPLOYEES BEEN DISCIPLINED IN CONNECTION WITH THE MANAGER'S
    OVERALL INTERNAL REVIEW?


A. One employee has left Seligman.

Shareholder Information

Deciding Which Class of Shares to Buy


Each of the Funds' Classes represent an interest in the same portfolio of investments. However, each Class has its own sales charge schedule, and its ongoing 12b-1 fees may differ from other Classes. When deciding which Class of shares to buy, you should consider, among other things:


..  The amount you plan to invest.

.. How long you intend to remain invested in a Fund, or another Seligman mutual fund.


.. If you would prefer to pay an initial sales charge and lower ongoing 12b-1 fees, or be subject to a CDSC (i.e., a deferred sales charge) and pay higher ongoing 12b-1 fees.


.. Whether you may be eligible for reduced or no sales charges when you buy or sell shares.


An authorized dealer or your financial advisor will be able to help you decide which Class of shares best meets your needs.


CLASS A
--------------------------------------------------------------------------------

..  Initial sales charge on Fund purchases, as set forth below:

                          SALES CHARGE AS A % OF SALES CHARGE AS A % OF REGULAR DEALER DISCOUNT
AMOUNT OF YOUR INVESTMENT  OFFERING PRICE/(1)/    NET AMOUNT INVESTED   AS A % OF OFFERING PRICE
------------------------------------------------------------------------------------------------
Less than $50,000                  4.75%                  4.99%                   4.25%
------------------------------------------------------------------------------------------------
$50,000 - $99,999                  4.00                   4.17                    3.50
------------------------------------------------------------------------------------------------
$100,000 - $249,999                3.50                   3.63                    3.00
------------------------------------------------------------------------------------------------
$250,000 - $499,999                2.50                   2.56                    2.25
------------------------------------------------------------------------------------------------
$500,000 - $999,999                2.00                   2.04                    1.75
------------------------------------------------------------------------------------------------
$1,000,000 and over/(2)/           0.00                   0.00                    0.00
------------------------------------------------------------------------------------------------

-------------
(1)"Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.
(2)You will not pay an initial sales charge on purchases of $1 million or more, but you will be subject to a 1% CDSC if you sell your shares within 18 months.

..  Annual 12b-1 fee (for shareholder services) of up to 0.25%.

.. No initial sales charge on reinvested dividends or capital gain distributions.

INFORMATION REGARDING BREAKPOINT DISCOUNTS FOR CLASS A SHARES


Purchases of Class A shares by a "single person" may be eligible for the reduced initial sales charges ("Breakpoint Discounts") that are described above. For the purpose of the Breakpoint Discount thresholds, "single persons" includes individuals and immediate family members (i.e., husband, wife, and minor children), as well as designated fiduciaries, certain employee benefit plans and certain tax-exempt organizations. For more information about what constitutes a "single person", please consult the applicable Fund's Statement of Additional Information. "Single persons" may be eligible for Breakpoint Discounts under the following circumstances:

Discounts and Rights of Accumulation. Breakpoint Discounts contemplated above are available under a Seligman Group of Funds program referred to as "Rights of Accumulation." Under this program, reduced sales charges will apply if the sum of (i) the current amount being invested by a "single person" in Class A shares of a Fund and in Class A shares of other Seligman mutual funds (excluding Seligman Cash Management Fund), (ii) the current net asset value of the Class A shares and Class B shares of other Seligman mutual funds already owned by the "single person" other than Seligman Cash Management Fund (except as provided in (iii)) and (iii) the current net asset value of Class A shares of Seligman Cash Management Fund which were acquired by a "single person" through an exchange of Class A shares of another Seligman mutual fund, exceeds the Breakpoint Discount thresholds described for Class A shares above.



The value of the shares contemplated by items (ii) and (iii) above (collectively, the "Prior Owned Shares") will be taken into account only if SDC or the financial intermediary (if you are purchasing through a financial intermediary) is notified that there are holdings eligible for aggregation to meet the applicable Breakpoint Discount thresholds. If you are purchasing shares through a financial intermediary, you should consult with your intermediary to determine what information you will need to provide them in order to receive the Breakpoint Discounts to which you may be entitled. This information may include account records regarding shares eligible for aggregation that are held at any financial intermediary, as well as a social security or tax identification number. You may need to provide this information each time you purchase shares. In addition, certain financial intermediaries may prohibit you from aggregating investments in the Seligman Group if those investments are held in your accounts with a different intermediary or with SDC.


If you are dealing directly with SDC, you should provide SDC with account information for any shares eligible for aggregation. This information includes account records and a social security or tax identification number. You may need to provide this information each time you purchase shares.


Letter of Intent. A letter of intent allows you to purchase Class A shares over a 13-month period with the benefit of the Breakpoint Discounts discussed above, based on the total amount of Class A shares of a Fund that the letter states that you intend to purchase plus the current net asset value of the Prior Owned Shares. Reduced sales charges also may apply to purchases made within a 13-month period starting up to 90 days before the date of execution of a letter of intent. In connection with such arrangement, a portion of the shares you initially purchase will be held in escrow to provide for any sales charges that might result if you fail to purchase the amount of shares contemplated by the agreement assuming your purchases would not otherwise be eligible for Breakpoint Discounts. These shares will be released upon completion of the purchases contemplated by the letter of intent.



CDSCs. Purchases of Class A shares of $1 million or more under any of the programs discussed above are subject to a CDSC of 1% on redemptions made within 18 months of purchase, subject to certain limited exceptions set forth in the applicable Fund's Statement of Additional Information.



Additional Information. For more information regarding Breakpoint Discounts, please consult the applicable Fund's Statement of Additional Information. This information can also be found at www.seligman.com via a hyperlink that is designed to facilitate access to the information.




INFORMATION REGARDING SALES OF CLASS A SHARES AT NET ASSET VALUE


Class A shares of a Fund may be issued without a sales charge to present and former directors, trustees, officers, employees (and their respective family members) of a Fund, the other investment companies in the Seligman Group, Seligman, SDC and Seligman's affiliates.

Class A shares may also be issued without an initial sales charge to the following entities as further described in the applicable Fund's Statement of Additional Information: certain registered unit investment trusts; separate accounts established and maintained by certain insurance companies; registered representatives and employees (and their spouses and minor children) of any dealer or bank that has a sales agreement with the Funds' distributor; financial institution trust departments; certain registered investment advisers; accounts of certain financial institutions, authorized dealers or investment advisors that charge account management fees; pursuant to certain sponsored arrangements with organizations that make recommendations or permit solicitations of its employees, members or participants; other investment companies in the Seligman Group in connection with a deferred fee arrangement for outside Directors, or pursuant to a "fund of funds" arrangement; certain "eligible employee benefit plans"; those partners and employees of outside counsel to the Funds or their directors or trustees who regularly provide advice and services to the Funds, to other funds managed by Seligman, or to their directors or trustees; and in connection with sales pursuant to specified 401(k) programs.


If you are eligible to purchase Class A shares without a sales charge, you should inform your financial intermediary or SDC of such eligibility and be prepared to provide proof thereof.


For more information about those who can purchase shares of the Funds without a sales charge and other relevant information, please consult the applicable Fund's Statement of Additional Information. In addition, this information can be found at www.seligman.com via a hyperlink that is designed to facilitate access to the information.


CLASS C
--------------------------------------------------------------------------------

..  Initial sales charge on Fund purchases, as set forth below:

                          SALES CHARGE AS A % OF SALES CHARGE AS A % OF REGULAR DEALER DISCOUNT
AMOUNT OF YOUR INVESTMENT  OFFERING PRICE/(1)/    NET AMOUNT INVESTED   AS A % OF OFFERING PRICE
------------------------------------------------------------------------------------------------
   Less than $100,000              1.00%                  1.01%                   1.00%
------------------------------------------------------------------------------------------------
   $100,000 - $249,999             0.50                   0.50                    0.50
------------------------------------------------------------------------------------------------
   $250,000 - $999,999             0.00                   0.00                    0.00
------------------------------------------------------------------------------------------------

-------------
(1)"Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

..  A 1% CDSC on shares sold within eighteen months of purchase.

..  Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.

.. No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.

.. No initial sales charge on reinvested dividends or capital gain distributions.

.. No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

Your purchase of Class C shares must be for less than $1,000,000 because if you invest $1,000,000 or more you will pay less in fees and charges if you buy Class A shares.

When purchasing shares through certain financial intermediaries listed in the applicable Fund's Statement of Additional Information, investors may also buy Class C shares without an initial sales charge and with a 1% CDSC on shares sold within twelve months of purchase. Such intermediaries are known as Level Load Intermediaries.



In addition, in connection with the purchase of Class C shares by a "single person" (as defined above and in the applicable Fund's Statement of Additional Information), investors may be eligible for Breakpoint Discounts, as provided in the Class C sales charge schedule under the circumstances described above under the headings "Discounts and Rights of Accumulation" and "Letter of Intent". Amounts invested in Class A shares and Class C shares will not be aggregated for the purpose of determining eligibility for a Breakpoint Discount.


CLASS D*
--------------------------------------------------------------------------------

..  No initial sales charge on purchases.

..  A 1% CDSC on shares sold within one year of purchase.

..  Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.

.. No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.

..  No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.
-------------

 *Class D shares are not available to all investors. You may purchase Class D shares only (1) if you already own Class D shares of a Fund or another Seligman mutual fund, (2) if your financial advisor of record maintains an omnibus account at SDC, or (3) pursuant to a 401(k) or other retirement plan program for which Class D shares are already available or for which the sponsor requests Class D shares because the sales charge structure of Class D shares is comparable to the sales charge structure of the other funds offered under the program.


--------------------------------------------------------------------------------


Seligman (as well as the Funds' distributor) may provide cash payments out of its own resources to financial intermediaries that sell shares of the Funds or otherwise provide services to the Funds. For more details regarding such payments, please consult the applicable Fund's Statement of Additional Information.



Each Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, that allows each Class of a Fund to pay 12b-1 fees for the sale and distribution of its shares and/or for providing services to shareholders.


Because 12b-1 fees are paid out of each Class's assets on an ongoing basis, over time these fees will increase your investment expenses and may cost you more than other types of sales charges.

The Board of Directors or Trustees, as applicable, believes that no conflict of interest currently exists between a Fund's Class A, Class C and Class D shares. On an ongoing basis, the Directors or Trustees, in the exercise of their fiduciary duties under the Investment Company Act of 1940 and applicable state law, will seek to ensure that no such conflict arises.

HOW CDSCS ARE CALCULATED

To minimize the amount of the CDSC you may pay when you sell your shares, each Fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to a CDSC) are sold first. Shares that have been in your account long enough so they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest). The amount of any CDSC that you pay will be based on the shares' original purchase price or current net asset value, whichever is less.


You will not pay a CDSC when you exchange shares of any Fund to buy shares of the same class of shares of any other Seligman mutual fund or when you exchange shares of another Seligman mutual fund to buy the same class of shares of a Fund. For the purpose of calculating the CDSC, when you exchange shares of a Fund for the same class of another Seligman mutual fund, it will be assumed that you held the shares of the other Seligman mutual fund since the date you purchased the shares of that Fund. Similarly, when you exchange shares of another Seligman mutual fund for shares of a Fund, it will be assumed that you held the shares of that Fund since the date you originally purchased shares of the other Seligman mutual fund.



The CDSC on Class A, Class C and Class D shares may be waived or reduced in the following instances: on redemptions following death or disability; in connection with certain distributions from certain retirement plans, 403(b) plans and 401(k) plans; in connection with shares sold to current and retired Directors/Trustees; in connection with shares sold to a governmental entity which is prohibited by applicable laws from paying sales charges and related fees; in connection with systematic withdrawals; in connection with participation in certain 401(k) Programs; on incidental redemptions to cover administrative expenses; on redemptions of shares initially purchased by an eligible employee benefit plan that are not in connection with a plan-level termination; and in the case of Class A shares purchased by certain institutional investors. For more information, please consult the applicable Fund's Statement of Additional Information or www.seligman.com.


Pricing of Fund Shares


When you buy or sell shares, you do so at the Class's net asset value ("NAV") next calculated after Seligman Advisors accepts your request. However, in some cases, the Funds have authorized certain financial intermediaries (and other persons designated by such financial intermediaries) to receive purchase and redemption orders on behalf of the Funds. In such instances, customer orders will be priced at the Class's NAV next calculated after the authorized financial intermediary (or other persons designated by such financial intermediary) receives the request. Any applicable sales charge will be added to the purchase price for Class A shares and Class C shares. However, Seligman Advisors may reject any request to purchase Fund shares under the circumstances discussed later in this Prospectus under the captions "Important Policies That May Affect Your Account" and "Frequent Trading of Fund Shares." Authorized financial intermediaries or their designees are responsible for forwarding your order in a timely manner.


  NAV: Computed separately for each Class of a Fund by dividing that Class's share of the value of the net assets of the Fund (i.e., its assets less liabilities) by the total number of outstanding shares of the Class.

If your buy or sell order is received by an authorized financial intermediary or its designee after the close of regular trading on the New York Stock Exchange ("NYSE"), the order will be executed at the Class's NAV calculated as of the close of regular trading on the next NYSE trading day. When you sell shares, you receive the Class's per share NAV, less any applicable CDSC.


The NAV of a Fund's shares is determined each day, Monday through Friday, on days that the NYSE is open for trading.

Securities owned by a Fund are valued at current market prices. If Seligman concludes that the most recently reported (or closing) price of a security held by a Fund is no longer valid or reliable, or such price is otherwise unavailable, Seligman will value the security at its fair value as determined in accordance with policies and procedures approved by the Fund's Board of Directors/Board of Trustees. The value of a security held by a Fund could be so determined in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts or extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.


Opening Your Account

The Funds' shares are sold through authorized dealers or financial advisors who have sales agreements with Seligman Advisors. There are several programs under which you may be eligible for reduced sales charges or lower minimum investments. Ask an authorized dealer or your financial advisor if any of these programs apply to you. Class D shares are not available to all investors. For more information, see "Deciding Which Class of Shares to Buy--Class D."


To make your initial investment in a Fund, contact an authorized dealer or your financial advisor or complete an account application and send it with your check made payable to the applicable Fund or Funds directly to SDC at the address provided on the account application. Your check must be in US dollars and be drawn on a US bank. You may not use cash, checks made payable to cash, third party checks, traveler's checks or credit card convenience checks for investment. If you do not choose a Class, your investment will automatically be made in Class A shares.


The required minimum initial investments are:

..  Regular (non-retirement) accounts: $1,000

..  For accounts opened concurrently with Invest-A-Check(R):
 . $100 to open if you will be making monthly investments
 . $250 to open if you will be making quarterly investments

If you buy shares by check and subsequently sell the shares, SDC will not send your proceeds until your check clears, which could take up to 15 calendar days from the date of your purchase.


You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in a Fund and the other Seligman funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee of $10 per year, per account, with a maximum charge of $150 per account. Send your request and a check for the fee to SDC at:



Seligman Data Corp.


P.O. Box 9759


Providence, RI 02940-9759



Share certificates representing shares of a Fund are no longer issued. Any further purchases of shares (whether by further subscription or in connection with the exercise of exchange privileges) will be recorded in book-entry form only. However, if a share certificate has been previously issued to a shareholder, the shareholder will be required to deliver the share certificate to SDC, as shareholder service agent, before a request for redemption or exchange of shares evidenced by that share certificate will be processed.


If you want to be able to buy, sell, or exchange shares by telephone, you should complete an application when you open your account. This will prevent you from having to complete a supplemental election form (which may require a medallion signature guarantee) at a later date.

How to Buy Additional Shares


After you have made your initial investment, there are many options available to make additional purchases of Fund shares.


Shares may be purchased through an authorized dealer or your financial advisor, or you may send a check directly to SDC. Please provide either an investment slip or a note that provides your name(s), Fund name and account number. Unless you indicate otherwise, your investment will be made in the Class you already own. Send investment checks to:

Seligman Data Corp.
P.O. Box 9766
Providence, RI 02940-9766

Your check must be in US dollars and be drawn on a US bank. You may not use cash, checks made payable to cash, third party checks, traveler's checks or credit card convenience checks for investment.

You may also use the following account services to make additional investments:


Invest-A-Check(R). You may buy Fund shares electronically from a savings or checking account of an Automated Clearing House ("ACH") member bank. If your bank is not a member of ACH, the Funds will debit your checking account by preauthorized checks. For accounts opened concurrently with Invest-A-Check(R), you must buy Fund shares at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you use Invest-A-Check(R), you must continue to make automatic investments until the Fund's minimum initial investment of $1,000 is met or your account may be closed. For accounts opened with $1,000 or more, Invest-A-Check(R) investments may be made for any amount.


Automatic Dollar-Cost-Averaging. If you have at least $5,000 in Seligman Cash Management Fund, you may exchange uncertificated shares of that Fund to buy shares of the same class of another Seligman mutual fund at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you exchange Class A shares or Class C shares, you may pay an initial sales charge to buy Fund shares.




Dividends From Other Investments. You may have your dividends from other companies invested in the Funds. (Dividend checks must include your name, account number, Fund name and class of shares.)


Direct Deposit. You may buy Fund shares electronically with funds from your employer, the IRS or any other institution that provides direct deposit. Call SDC for more information. The Fund may permit investments that are lower than the investment minimums described in this Prospectus for those employees whose employers permit investments in the Seligman Group of Funds via a direct deposit through a payroll deduction program.

How to Exchange Shares Among the Seligman Mutual Funds


You may sell Fund shares to buy shares of the same class of another Seligman mutual fund, or you may sell shares of another Seligman mutual fund to buy these Fund shares. Exchanges will be made at each fund's respective NAV. You will not pay an initial sales charge when you exchange, unless you exchange Class A shares or Class C shares of Seligman Cash Management Fund to buy shares of the same class of a Fund or another Seligman mutual fund. If you are exchanging shares subject to a CDSC, for purposes of determining CDSC holding periods, such shares will be exchanged pro rata based on the different times of purchase.



Only your dividend and capital gain distribution options and telephone services will be automatically carried over to any new fund. If you wish to carry over any other account options (for example, Invest-A-Check(R) or Systematic Withdrawals) to the new fund, you must specifically request so at the time of your exchange.


If you exchange into a new fund, you must exchange enough to meet the new fund's required minimum initial investment. Before making an exchange, contact an authorized dealer, your financial advisor or SDC to obtain the applicable fund prospectus(es). You should read and understand a fund's prospectus before investing. Some funds may not offer all classes of shares.


How to Sell Shares

The easiest way to sell Fund shares is by phone. If you have telephone services, you may be able to use this service to sell Fund shares. Restrictions apply to certain types of accounts. Please see "Important Policies That May Affect Your Account."


When you sell Fund shares by phone, a check for the proceeds is sent to your address of record. If you have current ACH bank information on file, you may have the proceeds of the sale of your Fund shares directly deposited into your bank account (typically, within 2 business days after your shares are sold).


You may sell shares to the Fund through an authorized dealer or your financial advisor. The Fund does not charge any fees or expenses, other than any applicable CDSC, for this transaction; however, the authorized dealer or financial advisor may charge a service fee. Contact an authorized dealer or your financial advisor for more information.


You may always send a written request to sell Fund shares; however, it may take longer to get your money. To protect you and the Funds, if your written redemption request is for $25,000 or more, SDC will seek telephone confirmation from you, an authorized dealer or your financial advisor before sending any money. If the proceeds are: (1) $50,000 or more; (2) to be paid to someone other than the account owner; (3) to be mailed to an address other than your address of record; (4) requested in connection with an address change; or (5) requested within 30 days of an address change on the account, then before sending any money, the Fund will require:


..  A signed, written redemption request;
..  Telephone confirmation; and
..  A medallion signature guarantee.


Telephone confirmations will not affect the date on which your redemption request is actually processed, but may delay the payment of proceeds.



  MEDALLION SIGNATURE GUARANTEE:


  Protects you and each Fund from fraud. It is an assurance that the signature is genuine. A Medallion Signature Guarantee from The New York Stock Exchange, Inc. Medallion Signature Guarantee Program, The Securities Transfer Agents Medallion Program or The Stock Exchanges Medallion Program are acceptable. These guarantees are the leading signature guarantee programs recognized by most major financial services associations throughout the United States and Canada, and are endorsed by the Securities Transfer Association. Non-medallion signature guarantees or notarization by a notary public are not acceptable forms of signature guarantees.



You may need to provide additional documents to sell Fund shares if you are:

..  a corporation;
..  an executor or administrator;
..  a trustee or custodian; or
..  in a retirement plan.

If your Fund shares are represented by certificates, you will need to surrender the certificates to SDC before you sell your shares.


Contact an authorized dealer, your financial advisor or SDC's Shareholder Services Department for information on selling your Fund shares under any of the above circumstances.


You may also use the following account services to sell Fund shares:


Systematic Withdrawal Plan. If you have at least $5,000 in a Fund, you may withdraw (sell) a fixed dollar amount (minimum of $50) of uncertificated shares at regular intervals. A check will be sent to you at your address of record or, if you have current ACH bank information on file, you may have your payments directly deposited to your predesignated bank account, typically within 2 business days after your shares are sold. If you bought $1,000,000 or more of Class A shares without an initial sales charge, your withdrawals may be subject to a 1% CDSC if they occur within 18 months of purchase. If you own Class C shares or Class D shares and reinvest your dividends and capital gain distributions, you may annually withdraw 10% of the value of your Fund account (at the time of election) without a CDSC.


Check Redemption Service. If you have at least $25,000 in a Fund, you may ask SDC to provide checks which may be drawn against your account. You can elect this service on your initial application or contact SDC for the appropriate forms to establish this service. If you own Class A shares that were bought at NAV because of the size of your purchase, check redemptions may be subject to a CDSC. If you own Class C or Class D shares, you may use this service only with respect to shares that you have held for at least eighteen months or one year, respectively.


Important Policies That May Affect Your Account

To protect you and other shareholders, each Fund reserves the right to:

.. Refuse an exchange request if the amount you wish to exchange equals or exceeds the lesser of $1,000,000 or 1% of a Fund's net assets;

..  Refuse any request to buy Fund shares;

..  Reject any request received by telephone;

..  Suspend or terminate telephone services;

..  Reject a medallion signature guarantee that SDC believes may be fraudulent;

.. Close your fund account if its value falls below $500, although the Funds generally will not close an account that falls below $500 as a result of a market decline. The Funds will notify you in writing at least 30 days before closing the account;


.. Close your account if it does not have a certified taxpayer identification number (this is your social security number for individuals); or


.. Request additional information to close your account to the extent required or permitted by applicable law or regulations, including those related to the prevention of money laundering.

Telephone Services
You, an authorized dealer or your financial advisor will be able to place the following requests by telephone, unless you indicate on your account application that you do not want telephone services:


.. Sell uncertificated shares (up to $50,000 per day, payable to account owner(s) and mailed to the address of record or if you have current ACH bank information on file, you may have your redemption proceeds directly deposited to your bank account);


..  Exchange shares between funds;

..  Change dividend and/or capital gain distribution options;

..  Change your address;

..  Establish systematic withdrawals to address of record.

If you do not complete an account application when you open your account, telephone services must be elected on a supplemental election form (which may require a medallion signature guarantee).

Restrictions apply to certain types of accounts:

.. Trust accounts on which the current trustee is not listed may not sell Fund shares by phone;

..  Corporations may not sell Fund shares by phone;

..  IRAs may only exchange Fund shares or request address changes by phone;

.. Group retirement plans may not sell Fund shares by phone; plans that allow participants to exchange by phone must provide a letter of authorization signed by the plan custodian or trustee and provide a supplemental election form signed by all plan participants.

Unless you have current ACH bank information on file, you will not be able to sell Fund shares by phone within 30 days following an address change.

Your telephone request must be communicated to an SDC representative. You may not request any phone transactions via the automated access line.

You may cancel telephone services at any time by sending a written request to SDC. Each account owner, by accepting or adding telephone services, authorizes each of the other owners to make requests by phone. An authorized dealer or your financial advisor may not establish telephone services without your written authorization. SDC will send written confirmation to the address of record when telephone services are added or terminated.

During times of heavy call volume, you may not be able to get through to SDC by phone to request a sale or exchange of Fund shares. In this case, you may need to send written instructions, and it may take longer for your request to be processed. A Fund's NAV may fluctuate during this time.

The Funds and SDC will not be liable for processing requests received by phone as long as it was reasonable to believe that the request was genuine. The Funds and SDC will employ reasonable procedures to confirm whether instructions received by telephone are genuine, and, if they do not, they may be liable for any losses due to unauthorized or fraudulent instructions.

Reinstatement Privilege

If you sell Fund shares, you may elect, within 120 calendar days, to use part or all of the proceeds to buy shares of a Fund or another Seligman mutual fund (reinstate your investment) without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC paid. This privilege may be exercised only once each calendar year. Contact an authorized dealer or your financial advisor for more information. You should consult your tax advisor concerning possible tax consequences of exercising this privilege.


Frequent Trading of Fund Shares


As a matter of policy, each Fund discourages frequent trading of its shares. In this regard, the Board of Directors/Trustees of each of the Seligman Municipal Fund Series, Seligman Municipal Series Trust, the New Jersey Fund and the Pennsylvania Fund has adopted written policies and procedures that, subject to the limitations set forth below, are designed to deter frequent trading that may be disruptive to the management of a Fund's portfolio. If any Fund, Seligman Advisors (the Funds' distributor) or SDC (the Funds' shareholder service agent) (referred to collectively below as the "Seligman Parties") determine that you have exchanged more than twice from a Fund in any three-month period, you will not be permitted to engage in further exchange activity in such Fund for 90 days. The Seligman Parties may under certain circumstances also refuse initial or additional purchases of a Fund's shares by any person for any reason, including if that person is believed to be engaging, or suspected of engaging, in trading of fund shares in excess of the guidelines noted above. In addition, the Seligman Parties may under certain circumstances refuse to accept exchange requests for accounts of any person that has had a previous pattern (even if involving a different fund in the Seligman Group) of trading in excess of the guidelines noted above. Furthermore, if you purchase shares of a Fund through a financial intermediary, your ability to purchase or exchange shares of a Fund could be limited if your account is associated with a person (e.g., broker or financial advisor) previously identified by the Seligman Parties as engaging in trading activity in excess of the guidelines noted above. The Funds' policies do not permit exceptions to be granted, and the policies are, to the extent possible, applied uniformly to all accounts where beneficial ownership has been ascertained.


Shareholders and their financial intermediaries seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and, despite the efforts of the Seligman

Parties to prevent excessive trading, there is no guarantee that the Seligman Parties will be able to identify such shareholders or curtail their trading practices. The ability of the Seligman Parties to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations and hindered by financial intermediaries purposefully or unwittingly facilitating these practices. In addition, each Fund receives purchase, exchange and redemption orders through financial intermediaries, some of whom hold shares through omnibus accounts, and the Seligman Parties will not, under most circumstances, know of or be able to reasonably detect excessive trading which may occur through these financial intermediaries. Omnibus account arrangements and their equivalents (e.g., bank trust accounts and retirement plans) are a common form of holding shares of funds by many brokers, banks and retirement plan administrators. These arrangements often permit the financial intermediary to aggregate many client transactions and ownership positions and provide each Fund with combined purchase and redemption orders. In these circumstances, the Seligman Parties may not know the identity of particular shareholders or beneficial owners or whether particular purchase or sale orders were placed by the same shareholder or beneficial owner. A substantial percentage of shares of each Fund may be held through omnibus accounts and their equivalents.


To the extent that the efforts of the Seligman Parties are unable to eliminate excessive trading practices in a Fund, these practices may interfere with the efficient management of such Fund's portfolio, hinder such Fund's ability to pursue its investment objective and may reduce the returns of long-term shareholders. Additionally, these practices may result in a Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit to a greater extent and engaging in additional portfolio transactions. Increased portfolio transactions and use of the line of credit could correspondingly increase a Fund's operating costs and decrease a Fund's investment performance. Maintenance of a higher level of cash balances necessary to meet frequent redemptions could likewise result in lower Fund investment performance during periods of rising markets.


Dividends and Capital Gain Distributions


Each Fund generally declares dividends from its net investment income daily and pays dividends monthly. The Funds distribute any net capital gains realized on investments annually. It is expected that the Funds' distributions will be primarily income dividends. The Colorado Fund has a capital loss carryforward that is available for offset against future net capital gains, expiring in 2012. The National Fund and Georgia Fund have substantial capital loss carryforwards that are available for offset against future net capital gains, expiring in various amounts through 2013. Accordingly, no capital gains distributions are expected to be paid to shareholders of these Funds until net capital gains have been realized in excess of the available capital loss carryforwards.


You may elect to:

(1)reinvest both dividends and capital gain distributions;

(2)receive dividends in cash and reinvest capital gain distributions; or

(3)receive both dividends and capital gain distributions in cash.

Your dividends and capital gain distributions will be reinvested if you do not instruct otherwise.


If you want to change your election, you may write to SDC at P.O. Box 9759, Providence, RI 02940-9759, or, if you have telephone services, you, an authorized dealer or your financial advisor may call SDC. Your request must be received by SDC before the record date to be effective for that dividend or capital gain distribution.



Dividends or capital gain distributions that are not reinvested will be sent by check to your address of record or, if you have current ACH bank information on file, directly deposited into your predesignated bank account, typically within 2 business days from the payable date.



  DIVIDEND:
  A payment by a mutual fund, usually derived from the fund's net investment income (dividends and interest earned on portfolio securities less expenses).

  CAPITAL GAIN DISTRIBUTION:
  A payment to mutual fund shareholders which represents profits realized on the sale of securities in a Fund's portfolio.

  EX-DIVIDEND DATE:
  The day on which any declared distributions (dividends or capital gains) are deducted from the Fund's assets before it calculates its NAV.


Dividends and capital gain distributions are reinvested to buy additional Fund shares on the payable date using the NAV of the payable date.

Dividends on Class C shares and Class D shares will be lower than the dividends on Class A shares as a result of their higher 12b-1 fees. Capital gain distributions, if any, will be paid in the same amount for each Class.

Taxes

Each Fund intends to pay dividends that are primarily exempt from regular federal income taxes and (except for National Fund) regular personal income taxes in its respective state. A Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Accordingly, a portion of dividends paid by the Funds that are not otherwise exempt generally are taxable to you as ordinary income. Income exempt from federal tax may be subject to state and local tax.

Any capital gains distributed by a Fund may be taxable, whether you take them in cash or reinvest them to buy additional Fund shares. Capital gains may be taxed at different rates depending on the length of time a Fund holds its assets.

When you sell Fund shares, any gain or loss you realize will generally be treated as a long-term capital gain or loss if you held your shares for more than one year, or as a short-term capital gain or loss if you held your shares for one year or less. However, if you sell Fund shares on which an exempt interest dividend is paid and you held the shares for six months or less, any loss you realize will be disallowed to the extent of the exempt interest dividend. Further, if you sell Fund shares on which a long-term capital gain distribution has been received and you held the shares for six months or less, any loss you realize, to the extent not disallowed pursuant to the immediate preceding sentence, will be treated as a long-term capital loss to the extent of the long-term capital gain distribution.

An exchange of Fund shares is a sale and may result in a gain or loss for federal income tax purposes.

Each January, you will be sent information on the tax status of any distributions made during the previous calendar year. If you would like more specific information on the possible tax consequences of investing in a particular Fund, you should read that Fund's Statement of Additional Information. However, because each shareholder's situation is unique, you should always consult your tax advisor concerning the effect income taxes may have on your individual investment.

Financial Highlights


The tables below are intended to help you understand the financial performance of each Fund's classes for the periods presented. Certain information reflects financial results for a single share of a class that was held throughout the periods shown. "Total Return" shows the rate that you would have earned (or lost) on an investment in each of the Fund's classes, assuming you reinvested all of your dividends and capital gain distributions. Total returns do not reflect any sales charges or taxes investors may incur on distributions or on the redemption of shares. Deloitte & Touche LLP, Independent Registered Public Accounting Firm, has audited this information. Their Reports, along with the Funds' financial statements, are included in each Fund's Annual Report, which is available upon request.


NATIONAL FUND


                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS A                                                       2005     2004     2003   2002OO     2001
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  7.97  $  7.98  $  8.05  $  7.98  $  7.65
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.34     0.34     0.33     0.37     0.37
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.09)   (0.01)   (0.07)    0.06     0.33
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.25     0.33     0.26     0.43     0.70
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.34)   (0.34)   (0.33)   (0.36)   (0.37)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gain                 --       --       --       --       --
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.34)   (0.34)   (0.33)   (0.36)   (0.37)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  7.88  $  7.97  $  7.98  $  8.05  $  7.98
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                3.18%    4.16%    3.29%    5.62%    9.36%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $67,861  $73,970  $86,905  $89,243  $89,117
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     0.94%    0.91%    0.95%    0.89%    0.91%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        4.29%    4.22%    4.14%    4.64%    4.74%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     4.55%       --    7.04%    6.97%   20.58%
------------------------------------------------------------------------------------------------------

-------------

See footnotes on page 106.

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          ----------------------------------------
CLASS C                                                      2005    2004    2003  2002OO     2001
--------------------------------------------------------------------------------------------------
PER SHARE DATA:*
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 7.97  $ 7.98  $ 8.05  $ 7.98  $  7.65
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.27    0.26    0.26    0.30     0.30
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.09)  (0.01)  (0.07)   0.06     0.33
--------------------------------------------------------------------------------------------------
Total from investment operations                            0.18    0.25    0.19    0.36     0.63
--------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.27)  (0.26)  (0.26)  (0.29)   (0.30)
--------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains               --      --      --      --       --
--------------------------------------------------------------------------------------------------
Total distributions                                        (0.27)  (0.26)  (0.26)  (0.29)   (0.30)
--------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 7.88  $ 7.97  $ 7.98  $ 8.05  $  7.98
--------------------------------------------------------------------------------------------------
TOTAL RETURN                                               2.25%   3.23%   2.36%   4.67%    8.38%
--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $2,998  $3,503  $5,446  $5,903  $ 3,029
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.84%   1.81%   1.85%   1.79%    1.81%
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.39%   3.32%   3.24%   3.74%    3.84%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    4.55%      --   7.04%   6.97%   20.58%
--------------------------------------------------------------------------------------------------

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          ----------------------------------------
CLASS D                                                      2005    2004    2003  2002OO     2001
--------------------------------------------------------------------------------------------------
PER SHARE DATA:*
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 7.97  $ 7.98  $ 8.05  $ 7.98  $  7.65
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.27    0.26    0.26    0.30     0.30
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.09)  (0.01)  (0.07)   0.06     0.33
--------------------------------------------------------------------------------------------------
Total from investment operations                            0.18    0.25    0.19    0.36     0.63
--------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.27)  (0.26)  (0.26)  (0.29)   (0.30)
--------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains               --      --      --      --       --
--------------------------------------------------------------------------------------------------
Total distributions                                        (0.27)  (0.26)  (0.26)  (0.29)   (0.30)
--------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 7.88  $ 7.97  $ 7.98  $ 8.05  $  7.98
--------------------------------------------------------------------------------------------------
TOTAL RETURN                                               2.25%   3.23%   2.36%   4.67%    8.38%
--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $1,600  $1,799  $2,942  $4,059  $ 3,547
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.84%   1.81%   1.85%   1.79%    1.81%
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.39%   3.32%   3.24%   3.74%    3.84%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    4.55%      --   7.04%   6.97%   20.58%
--------------------------------------------------------------------------------------------------

-------------

See footnotes on page 106.

CALIFORNIA HIGH-YIELD FUND


                                                                   YEAR ENDED SEPTEMBER 30,
                                                          -------------------------------------------
CLASS A                                                      2005     2004     2003   2002OO     2001
-----------------------------------------------------------------------------------------------------
PER SHARE DATA:*
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  6.65 $  6.59  $  6.74  $  6.63  $  6.33
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.26    0.28     0.28     0.29     0.30
-----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments     0.04    0.06    (0.12)    0.13     0.30
-----------------------------------------------------------------------------------------------------
Total from investment operations                             0.30    0.34     0.16     0.42     0.60
-----------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.26)   (0.27)   (0.28)   (0.29)   (0.30)
-----------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains            (0.07)   (0.01)   (0.03)   (0.02)      --
-----------------------------------------------------------------------------------------------------
Total distributions                                        (0.33)   (0.28)   (0.31)   (0.31)   (0.30)
-----------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  6.62 $  6.65  $  6.59  $  6.74  $  6.63
-----------------------------------------------------------------------------------------------------
TOTAL RETURN                                                4.63%   5.30%    2.48%    6.50%    9.74%
-----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $31,432 $34,315  $38,798  $51,011  $50,239
-----------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     0.92%   0.90%    0.88%    0.84%    0.70%
-----------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.97%   4.20%    4.24%    4.41%    4.69%
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     1.47%      --    4.43%   11.72%    2.95%
-----------------------------------------------------------------------------------------------------
Without management fee waiver:**
-----------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.02%   1.00%    0.98%    0.94%    0.95%
-----------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.87%   4.10%    4.14%    4.31%    4.44%
-----------------------------------------------------------------------------------------------------

                                                                   YEAR ENDED SEPTEMBER 30,
                                                          -------------------------------------------
CLASS C                                                      2005     2004     2003   2002OO     2001
-----------------------------------------------------------------------------------------------------
PER SHARE DATA:*
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  6.66 $  6.60  $  6.75  $  6.64  $  6.34
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.20    0.22     0.22     0.23     0.25
-----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments     0.04    0.06    (0.12)    0.13     0.30
-----------------------------------------------------------------------------------------------------
Total from investment operations                             0.24    0.28     0.10     0.36     0.55
-----------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.20)   (0.21)   (0.22)   (0.23)   (0.25)
-----------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains            (0.07)   (0.01)   (0.03)   (0.02)      --
-----------------------------------------------------------------------------------------------------
Total distributions                                        (0.27)   (0.22)   (0.25)   (0.25)   (0.25)
-----------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  6.63 $  6.66  $  6.60  $  6.75  $  6.64
-----------------------------------------------------------------------------------------------------
TOTAL RETURN                                                3.69%   4.35%    1.56%    5.57%    8.74%
-----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $ 2,475 $ 2,964  $ 3,482  $ 3,457  $ 3,293
-----------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.82%   1.80%    1.78%    1.74%    1.60%
-----------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.07%   3.30%    3.34%    3.51%    3.79%
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     1.47%      --    4.43%   11.72%    2.95%
-----------------------------------------------------------------------------------------------------
Without management fee waiver:**
-----------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.92%   1.90%    1.88%    1.84%    1.85%
-----------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        2.97%   3.20%    3.24%    3.41%    3.54%
-----------------------------------------------------------------------------------------------------

-------------

See footnotes on page 106.

                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS D                                                      2005      2004     2003   2002OO     2001
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 6.66  $   6.60  $  6.75  $  6.64  $  6.34
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.20      0.22     0.22     0.23     0.25
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    0.04      0.06    (0.12)    0.13     0.30
------------------------------------------------------------------------------------------------------
Total from investment operations                            0.24      0.28     0.10     0.36     0.55
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.20)    (0.21)   (0.22)   (0.23)   (0.25)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains            (0.07)    (0.01)   (0.03)   (0.02)      --
------------------------------------------------------------------------------------------------------
Total distributions                                        (0.27)    (0.22)   (0.25)   (0.25)   (0.25)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 6.63  $   6.66  $  6.60  $  6.75  $  6.64
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                               3.69%     4.35%    1.56%    5.57%    8.74%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $2,988  $  2,519  $ 4,832  $ 5,419  $ 5,938
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.82%     1.80%    1.78%    1.74%    1.60%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.07%     3.30%    3.34%    3.51%    3.79%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    1.47%        --    4.43%   11.72%    2.95%
------------------------------------------------------------------------------------------------------
Without management fee waiver:**
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.92%     1.90%    1.88%    1.84%    1.85%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       2.97%     3.20%    3.24%    3.41%    3.54%
------------------------------------------------------------------------------------------------------


CALIFORNIA QUALITY FUND


                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS A                                                       2005     2004     2003   2002OO     2001
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  6.89  $  6.88  $  7.04  $  6.90  $  6.53
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.28     0.28     0.27     0.29     0.30
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.02)      --    (0.16)    0.20     0.39
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.26     0.28     0.11     0.49     0.69
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.27)   (0.27)   (0.27)   (0.29)   (0.30)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.09)      --       --    (0.06)   (0.02)
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.36)   (0.27)   (0.27)   (0.35)   (0.32)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  6.79  $  6.89  $  6.88  $  7.04  $  6.90
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                3.90%    4.23%    1.63%    7.29%   10.72%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $47,186  $51,395  $61,566  $74,713  $74,585
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     0.94%    0.93%    0.93%    0.87%    0.87%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        4.04%    4.06%    3.96%    4.23%    4.42%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        --    0.86%    1.43%    6.40%   19.83%
------------------------------------------------------------------------------------------------------

-------------

See footnotes on page 106.

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          ----------------------------------------
CLASS C                                                      2005    2004    2003  2002OO     2001
--------------------------------------------------------------------------------------------------
PER SHARE DATA:*
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 6.87  $ 6.85  $ 7.01  $ 6.88  $  6.51
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.21    0.22    0.21    0.23     0.24
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.02)   0.01   (0.16)   0.18     0.39
--------------------------------------------------------------------------------------------------
Total from investment operations                            0.19    0.23    0.05    0.41     0.63
--------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.21)  (0.21)  (0.21)  (0.22)   (0.24)
--------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains            (0.09)     --      --   (0.06)   (0.02)
--------------------------------------------------------------------------------------------------
Total distributions                                        (0.30)  (0.21)  (0.21)  (0.28)   (0.26)
--------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 6.76  $ 6.87  $ 6.85  $ 7.01  $  6.88
--------------------------------------------------------------------------------------------------
TOTAL RETURN                                               2.84%   3.46%   0.72%   6.20%    9.81%
--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $3,259  $4,783  $5,772  $5,067  $ 1,952
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.84%   1.83%   1.83%   1.77%    1.77%
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.13%   3.16%   3.06%   3.33%    3.52%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       --   0.86%   1.43%   6.40%   19.83%
--------------------------------------------------------------------------------------------------

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          ----------------------------------------
CLASS D                                                      2005    2004    2003  2002OO     2001
--------------------------------------------------------------------------------------------------
PER SHARE DATA:*
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 6.87  $ 6.85  $ 7.01  $ 6.88  $  6.51
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.21    0.22    0.21    0.23     0.24
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.02)   0.01   (0.16)   0.18     0.39
--------------------------------------------------------------------------------------------------
Total from investment operations                            0.19    0.23    0.05    0.41     0.63
--------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.21)  (0.21)  (0.21)  (0.22)   (0.24)
--------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains            (0.09)     --      --   (0.06)   (0.02)
--------------------------------------------------------------------------------------------------
Total distributions                                        (0.30)  (0.21)  (0.21)  (0.28)   (0.26)
--------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 6.76  $ 6.87  $ 6.85  $ 7.01  $  6.88
--------------------------------------------------------------------------------------------------
TOTAL RETURN                                               2.84%   3.46%   0.72%   6.20%    9.81%
--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $1,022  $1,306  $1,512  $1,956  $ 3,344
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.84%   1.83%   1.83%   1.77%    1.77%
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.13%   3.16%   3.06%   3.33%    3.52%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       --   0.86%   1.43%   6.40%   19.83%
--------------------------------------------------------------------------------------------------

-------------

See footnotes on page 106.

COLORADO FUND


                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS A                                                       2005     2004     2003   2002OO     2001
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  7.66  $  7.63  $  7.69  $  7.47  $  7.02
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.31     0.31     0.31     0.32     0.34
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.01)    0.03    (0.06)    0.23     0.45
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.30     0.34     0.25     0.55     0.79
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.31)   (0.31)   (0.30)   (0.32)   (0.34)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains                --       --    (0.01)   (0.01)      --
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.31)   (0.31)   (0.31)   (0.33)   (0.34)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  7.65  $  7.66  $  7.63  $  7.69  $  7.47
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                3.93%    4.49%    3.38%    7.60%   11.44%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $35,058  $36,025  $38,560  $39,155  $37,429
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     0.96%    0.94%    0.99%    0.96%    0.94%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        4.05%    4.05%    4.05%    4.31%    4.63%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        --    5.04%    4.10%    9.45%   11.31%
------------------------------------------------------------------------------------------------------

                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS C                                                       2005     2004     2003   2002OO     2001
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  7.65  $  7.62  $  7.68  $  7.46  $  7.02
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.24     0.24     0.24     0.25     0.28
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.01)    0.03    (0.05)    0.23     0.44
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.23     0.27     0.19     0.48     0.72
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.24)   (0.24)   (0.24)   (0.25)   (0.28)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains                --       --    (0.01)   (0.01)      --
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.24)   (0.24)   (0.25)   (0.26)   (0.28)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  7.64  $  7.65  $  7.62  $  7.68  $  7.46
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                3.00%    3.56%    2.46%    6.59%   10.39%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $   105  $   121  $   205  $   169  $    96
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.86%    1.84%    1.89%    1.86%    1.84%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.15%    3.15%    3.15%    3.41%    3.73%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        --    5.04%    4.10%    9.45%   11.31%
------------------------------------------------------------------------------------------------------

-------------

See footnotes on page 106.

                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS D                                                       2005     2004     2003   2002OO     2001
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  7.65  $  7.62  $  7.68  $  7.46  $  7.02
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.24     0.24     0.24     0.25     0.28
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.01)    0.03    (0.05)    0.23     0.44
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.23     0.27     0.19     0.48     0.72
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.24)   (0.24)   (0.24)   (0.25)   (0.28)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains                --       --    (0.01)   (0.01)      --
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.24)   (0.24)   (0.25)   (0.26)   (0.28)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  7.64  $  7.65  $  7.62  $  7.68  $  7.46
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                3.00%    3.56%    2.46%    6.59%   10.39%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $   153  $   138  $   276  $   461  $   609
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.86%    1.84%    1.89%    1.86%    1.84%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.15%    3.15%    3.15%    3.41%    3.73%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        --    5.04%    4.10%    9.45%   11.31%
------------------------------------------------------------------------------------------------------

FLORIDA FUND
                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS A                                                       2005     2004     2003   2002OO     2001
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  8.00  $  8.08  $  8.08  $  7.88  $  7.48
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.33     0.32     0.32     0.34     0.36
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.08)   (0.06)    0.01     0.20     0.43
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.25     0.26     0.33     0.54     0.79
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.32)   (0.32)   (0.32)   (0.34)   (0.36)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.01)   (0.02)   (0.01)      --    (0.03)
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.33)   (0.34)   (0.33)   (0.34)   (0.39)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  7.92  $  8.00  $  8.08  $  8.08  $  7.88
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                3.17%    3.26%    4.16%    7.08%   10.78%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $29,298  $32,470  $34,131  $37,513  $36,695
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     0.98%    0.99%    1.00%    0.94%    0.70%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        4.11%    4.05%    3.98%    4.37%    4.70%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        --       --   12.51%   10.19%    9.57%
------------------------------------------------------------------------------------------------------
Without management fee waiver:**
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.13%    1.14%    1.15%    1.09%    1.08%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.96%    3.90%    3.83%    4.22%    4.32%
------------------------------------------------------------------------------------------------------

-------------

See footnotes on page 106.

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          -----------------------------------------
CLASS C                                                      2005    2004     2003   2002OO    2001
---------------------------------------------------------------------------------------------------
PER SHARE DATA:*
---------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 8.02  $ 8.09  $  8.10  $  7.90  $ 7.50
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.27    0.26     0.26     0.29    0.31
---------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.09)  (0.05)      --     0.19    0.43
---------------------------------------------------------------------------------------------------
Total from investment operations                            0.18    0.21     0.26     0.48    0.74
---------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.26)  (0.26)   (0.26)   (0.28)  (0.31)
---------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains            (0.01)  (0.02)   (0.01)      --   (0.03)
---------------------------------------------------------------------------------------------------
Total distributions                                        (0.27)  (0.28)   (0.27)   (0.28)  (0.34)
---------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 7.93  $ 8.02  $  8.09  $  8.10  $ 7.90
---------------------------------------------------------------------------------------------------
TOTAL RETURN                                               2.27%   2.61%    3.24%    6.26%   9.97%
---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $3,907  $4,683  $ 4,686  $ 3,839  $2,274
---------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.73%   1.74%    1.75%    1.69%   1.45%
---------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.36%   3.30%    3.23%    3.62%   3.95%
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       --      --   12.51%   10.19%   9.57%
---------------------------------------------------------------------------------------------------
Without management fee waiver:**
---------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.88%   1.89%    1.90%    1.84%   1.83%
---------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.21%   3.15%    3.08%    3.47%   3.57%
---------------------------------------------------------------------------------------------------

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          -----------------------------------------
CLASS D                                                      2005    2004     2003   2002OO    2001
---------------------------------------------------------------------------------------------------
PER SHARE DATA:*
---------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 8.02  $ 8.10  $  8.10  $  7.90  $ 7.50
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.27    0.26     0.26     0.29    0.31
---------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.09)  (0.06)    0.01     0.19    0.43
---------------------------------------------------------------------------------------------------
Total from investment operations                            0.18    0.20     0.27     0.48    0.74
---------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.26)  (0.26)   (0.26)   (0.28)  (0.31)
---------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains            (0.01)  (0.02)   (0.01)      --   (0.03)
---------------------------------------------------------------------------------------------------
Total distributions                                        (0.27)  (0.28)   (0.27)   (0.28)  (0.34)
---------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 7.93  $ 8.02  $  8.10  $  8.10  $ 7.90
---------------------------------------------------------------------------------------------------
TOTAL RETURN                                               2.27%   2.48%    3.37%    6.26%   9.97%
---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $1,176  $1,351  $ 1,567  $ 1,904  $1,811
---------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.73%   1.74%    1.75%    1.69%   1.45%
---------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.36%   3.30%    3.23%    3.62%   3.95%
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       --      --   12.51%   10.19%   9.57%
---------------------------------------------------------------------------------------------------
Without management fee waiver:**
---------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.88%   1.89%    1.90%    1.84%   1.83%
---------------------------------------------------------------------------------------------------
Ratio of net income to average net assets                  3.21%   3.15%    3.08%    3.47%   3.57%
---------------------------------------------------------------------------------------------------

-------------

See footnotes on page 106.

GEORGIA FUND


                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS A                                                       2005     2004     2003   2002OO     2001
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  7.84  $  8.01  $  8.10  $  7.89  $  7.64
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.31     0.32     0.33     0.35     0.36
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.06)   (0.16)   (0.06)    0.22     0.29
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.25     0.16     0.27     0.57     0.65
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.31)   (0.32)   (0.33)   (0.35)   (0.36)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains                --    (0.01)   (0.03)   (0.01)   (0.04)
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.31)   (0.33)   (0.36)   (0.36)   (0.40)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  7.78  $  7.84  $  8.01  $  8.10  $  7.89
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                3.19%    2.09%    3.48%    7.47%    8.68%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $30,456  $32,928  $35,086  $38,306  $38,355
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     0.98%    0.94%    0.97%    0.89%    0.95%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.93%    4.11%    4.16%    4.44%    4.56%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     8.59%   20.43%       --   13.66%       --
------------------------------------------------------------------------------------------------------

                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS C                                                       2005     2004     2003   2002OO     2001
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  7.86  $  8.02  $  8.12  $  7.91  $  7.66
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.24     0.25     0.26     0.28     0.29
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.06)   (0.15)   (0.07)    0.22     0.29
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.18     0.10     0.19     0.50     0.58
------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------
  Dividends from net investment income                      (0.24)   (0.25)   (0.26)   (0.28)   (0.29)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains                --    (0.01)   (0.03)   (0.01)   (0.04)
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.24)   (0.26)   (0.29)   (0.29)   (0.33)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  7.80  $  7.86  $  8.02  $  8.12  $  7.91
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                2.26%    1.30%    2.42%    6.49%    7.71%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $   586  $   639  $   620  $   600  $   383
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.88%    1.84%    1.87%    1.79%    1.85%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.03%    3.21%    3.26%    3.54%    3.66%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     8.59%   20.43%       --   13.66%       --
------------------------------------------------------------------------------------------------------

-------------

See footnotes on page 106.

                                                                   YEAR ENDED SEPTEMBER 30,
                                                          ------------------------------------------
CLASS D                                                      2005     2004    2003    2002OO    2001
----------------------------------------------------------------------------------------------------
PER SHARE DATA:*
----------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 7.86  $  8.03  $ 8.12  $   7.91  $ 7.66
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.24     0.25    0.26      0.28    0.29
----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.06)   (0.16)  (0.06)     0.22    0.29
----------------------------------------------------------------------------------------------------
Total from investment operations                            0.18     0.09    0.20      0.50    0.58
----------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.24)   (0.25)  (0.26)    (0.28)  (0.29)
----------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains               --    (0.01)  (0.03)    (0.01)  (0.04)
----------------------------------------------------------------------------------------------------
Total distributions                                        (0.24)   (0.26)  (0.29)    (0.29)  (0.33)
----------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 7.80  $  7.86  $ 8.03  $   8.12  $ 7.91
----------------------------------------------------------------------------------------------------
TOTAL RETURN                                               2.26%    1.17%   2.55%     6.49%   7.71%
----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $1,107  $ 1,479  $1,658  $  2,010  $1,991
----------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.88%    1.84%   1.87%     1.79%   1.85%
----------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.03%    3.21%   3.26%     3.54%   3.66%
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    8.59%   20.43%      --    13.66%      --
----------------------------------------------------------------------------------------------------


LOUISIANA FUND


                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS A                                                       2005     2004     2003   2002OO     2001
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  8.22  $  8.27  $  8.41  $  8.15  $  7.80
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.34     0.34     0.36     0.37     0.38
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.13)   (0.03)   (0.12)    0.26     0.37
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.21     0.31     0.24     0.63     0.75
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.34)   (0.34)   (0.35)   (0.37)   (0.38)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.03)   (0.02)   (0.03)      --    (0.02)
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.37)   (0.36)   (0.38)   (0.37)   (0.40)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  8.06  $  8.22  $  8.27  $  8.41  $  8.15
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                2.53%    3.77%    3.03%    7.94%    9.77%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $38,036  $41,960  $46,181  $49,356  $49,267
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     0.95%    0.91%    0.94%    0.87%    0.89%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        4.16%    4.14%    4.33%    4.56%    4.71%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     2.54%    2.51%       --   11.19%    4.99%
------------------------------------------------------------------------------------------------------

-------------

See footnotes on page 106.

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          ----------------------------------------
CLASS C                                                      2005    2004    2003   2002OO    2001
--------------------------------------------------------------------------------------------------
PER SHARE DATA:*
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 8.22  $ 8.27  $ 8.41  $  8.15  $ 7.80
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.27    0.27    0.28     0.30    0.30
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.14)  (0.04)  (0.11)    0.25    0.37
--------------------------------------------------------------------------------------------------
Total from investment operations                            0.13    0.23    0.17     0.55    0.67
--------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.26)  (0.26)  (0.28)   (0.29)  (0.30)
--------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains            (0.03)  (0.02)  (0.03)      --   (0.02)
--------------------------------------------------------------------------------------------------
Total distributions                                        (0.29)  (0.28)  (0.31)   (0.29)  (0.32)
--------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 8.06  $ 8.22  $ 8.27  $  8.41  $ 8.15
--------------------------------------------------------------------------------------------------
TOTAL RETURN                                               1.62%   2.84%   2.11%    6.98%   8.78%
--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $  759  $  698  $  687  $   769  $  873
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.85%   1.81%   1.84%    1.77%   1.79%
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.27%   3.24%   3.43%    3.66%   3.81%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    2.54%   2.51%      --   11.19%   4.99%
--------------------------------------------------------------------------------------------------

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          ----------------------------------------
CLASS D                                                      2005    2004    2003   2002OO    2001
--------------------------------------------------------------------------------------------------
PER SHARE DATA:*
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 8.22  $ 8.27  $ 8.41  $  8.15  $ 7.80
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.27    0.27    0.28     0.30    0.30
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.14)  (0.04)  (0.11)    0.25    0.37
--------------------------------------------------------------------------------------------------
Total from investment operations                            0.13    0.23    0.17     0.55    0.67
--------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.26)  (0.26)  (0.28)   (0.29)  (0.30)
--------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains            (0.03)  (0.02)  (0.03)      --   (0.02)
--------------------------------------------------------------------------------------------------
Total distributions                                        (0.29)  (0.28)  (0.31)   (0.29)  (0.32)
--------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 8.06  $ 8.22  $ 8.27  $  8.41  $ 8.15
--------------------------------------------------------------------------------------------------
TOTAL RETURN                                               1.61%   2.84%   2.11%    6.98%   8.78%
--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $  580  $  464  $  843  $ 1,123  $  970
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.85%   1.81%   1.84%    1.77%   1.79%
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.27%   3.24%   3.43%    3.66%   3.81%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    2.54%   2.51%      --   11.19%   4.99%
--------------------------------------------------------------------------------------------------

-------------

See footnotes on page 106.

MARYLAND FUND


                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS A                                                       2005     2004     2003   2002OO     2001
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  8.03  $  8.05  $  8.27  $  8.08  $  7.79
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.31     0.31     0.32     0.36     0.39
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.02)      --    (0.14)    0.22     0.29
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.29     0.31     0.18     0.58     0.68
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.31)   (0.31)   (0.31)   (0.36)   (0.39)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.04)   (0.02)   (0.09)   (0.03)      --
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.35)   (0.33)   (0.40)   (0.39)   (0.39)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  7.97  $  8.03  $  8.05  $  8.27  $  8.08
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                3.72%    3.94%    2.29%    7.33%    8.83%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $39,148  $41,082  $45,239  $47,787  $46,234
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     0.96%    0.93%    0.96%    0.90%    0.91%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.87%    3.89%    3.92%    4.47%    4.82%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     9.77%    5.66%   10.98%   19.30%       --
------------------------------------------------------------------------------------------------------

                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS C                                                       2005     2004     2003   2002OO     2001
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  8.05  $  8.06  $  8.29  $  8.09  $  7.80
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.24     0.24     0.24     0.29     0.32
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.03)    0.01    (0.14)    0.23     0.29
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.21     0.25     0.10     0.52     0.61
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.24)   (0.24)   (0.24)   (0.29)   (0.32)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.04)   (0.02)   (0.09)   (0.03)      --
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.28)   (0.26)   (0.33)   (0.32)   (0.32)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  7.98  $  8.05  $  8.06  $  8.29  $  8.09
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                2.66%    3.13%    1.25%    6.49%    7.86%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $   421  $   419  $   444  $   480  $   417
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.86%    1.83%    1.86%    1.80%    1.81%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        2.97%    2.99%    3.02%    3.57%    3.92%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     9.77%    5.66%   10.98%   19.30%       --
------------------------------------------------------------------------------------------------------

-------------

See footnotes on page 106.

                                                                    YEAR ENDED SEPTEMBER 30,
                                                          ---------------------------------------------
CLASS D                                                        2005     2004     2003   2002OO     2001
-------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $   8.05  $  8.06  $  8.29  $  8.09  $  7.80
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.24     0.23     0.24     0.29     0.32
-------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments     (0.03)    0.02    (0.14)    0.23     0.29
-------------------------------------------------------------------------------------------------------
Total from investment operations                              0.21     0.25     0.10     0.52     0.61
-------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                       (0.24)   (0.24)   (0.24)   (0.29)   (0.32)
-------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains              (0.04)   (0.02)   (0.09)   (0.03)      --
-------------------------------------------------------------------------------------------------------
Total distributions                                          (0.28)   (0.26)   (0.33)   (0.32)   (0.32)
-------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $   7.98  $  8.05  $  8.06  $  8.29  $  8.09
-------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                 2.66%    3.13%    1.25%    6.49%    7.86%
-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $  1,932  $ 2,016  $ 2,291  $ 2,352  $ 2,216
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                      1.86%    1.83%    1.86%    1.80%    1.81%
-------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets         2.97%    2.99%    3.02%    3.57%    3.92%
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      9.77%    5.66%   10.98%   19.30%       --
-------------------------------------------------------------------------------------------------------


MASSACHUSETTS FUND


                                                                    YEAR ENDED SEPTEMBER 30,
                                                          ---------------------------------------------
CLASS A                                                       2005      2004     2003   2002OO     2001
-------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  8.27  $  8.34   $  8.38  $  8.01  $  7.48
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.34     0.33      0.33     0.35     0.35
-------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.11)   (0.07)    (0.05)    0.37     0.53
-------------------------------------------------------------------------------------------------------
Total from investment operations                             0.23     0.26      0.28     0.72     0.88
-------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.33)   (0.33)    (0.32)   (0.35)   (0.35)
-------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.02)    ++          --       --       --
-------------------------------------------------------------------------------------------------------
Total distributions                                         (0.35)   (0.33)    (0.32)   (0.35)   (0.35)
-------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  8.15  $  8.27   $  8.34  $  8.38  $  8.01
-------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                2.90%    3.18%     3.48%    9.28%   12.01%
-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $69,598  $76,118   $83,379  $87,225  $85,336
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     0.91%    0.89%     0.92%    0.86%    0.89%
-------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        4.09%    3.98%     3.96%    4.42%    4.52%
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     4.55%    1.97%     2.42%    5.74%    5.09%
-------------------------------------------------------------------------------------------------------

-------------

See footnotes on page 106.

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          -----------------------------------------
CLASS C                                                      2005     2004    2003  2002OO     2001
---------------------------------------------------------------------------------------------------
PER SHARE DATA:*
---------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 8.27  $ 8.34   $ 8.37  $ 8.01  $  7.48
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.26    0.26     0.25    0.28     0.28
---------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.10)  (0.08)   (0.03)   0.36     0.53
---------------------------------------------------------------------------------------------------
Total from investment operations                            0.16    0.18     0.22    0.64     0.81
---------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.26)  (0.25)   (0.25)  (0.28)   (0.28)
---------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains            (0.02)    ++        --      --       --
---------------------------------------------------------------------------------------------------
Total distributions                                        (0.28)  (0.25)   (0.25)  (0.28)   (0.28)
---------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 8.15  $ 8.27   $ 8.34  $ 8.37  $  8.01
---------------------------------------------------------------------------------------------------
TOTAL RETURN                                               1.98%   2.25%    2.68%   8.17%   11.00%
---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $2,527  $3,052   $3,284  $1,513  $ 1,009
---------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.81%   1.79%    1.82%   1.76%    1.79%
---------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.19%   3.08%    3.06%   3.52%    3.62%
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    4.55%   1.97%    2.42%   5.74%    5.09%
---------------------------------------------------------------------------------------------------

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          -----------------------------------------
CLASS D                                                      2005     2004    2003  2002OO     2001
---------------------------------------------------------------------------------------------------
PER SHARE DATA:*
---------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 8.27  $ 8.34   $ 8.37  $ 8.01  $  7.48
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.26    0.26     0.25    0.28     0.28
---------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.10)  (0.08)   (0.03)   0.36     0.53
---------------------------------------------------------------------------------------------------
Total from investment operations                            0.16    0.18     0.22    0.64     0.81
---------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.26)  (0.25)   (0.25)  (0.28)   (0.28)
---------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains            (0.02)    ++        --      --       --
---------------------------------------------------------------------------------------------------
Total distributions                                        (0.28)  (0.25)   (0.25)  (0.28)   (0.28)
---------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 8.15  $ 8.27   $ 8.34  $ 8.37  $  8.01
---------------------------------------------------------------------------------------------------
TOTAL RETURN                                               1.98%   2.25%    2.68%   8.17%   11.00%
---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $  607  $  785   $1,293  $1,725  $ 1,721
---------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.81%   1.79%    1.82%   1.76%    1.79%
---------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.19%   3.08%    3.06%   3.52%    3.62%
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    4.55%   1.97%    2.42%   5.74%    5.09%
---------------------------------------------------------------------------------------------------

-------------

See footnotes on page 106.

MICHIGAN FUND


                                                                      YEAR ENDED SEPTEMBER 30,
                                                          -------------------------------------------------
CLASS A                                                        2005      2004      2003    2002OO      2001
-----------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $   8.57  $   8.64  $   8.64  $   8.47  $   8.11
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.35      0.35      0.32      0.38      0.40
-----------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments     (0.14)    (0.06)     0.04      0.21      0.39
-----------------------------------------------------------------------------------------------------------
Total from investment operations                              0.21      0.29      0.36      0.59      0.79
-----------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                       (0.34)    (0.34)    (0.32)    (0.38)    (0.40)
-----------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains                ***     (0.02)    (0.04)    (0.04)    (0.03)
-----------------------------------------------------------------------------------------------------------
Total distributions                                          (0.34)    (0.36)    (0.36)    (0.42)    (0.43)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $   8.44  $   8.57  $   8.64  $   8.64  $   8.47
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                 2.56%     3.51%     4.24%     7.23%     9.98%
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $100,016  $108,791  $116,487  $123,283  $122,978
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                      0.90%     0.87%     0.91%     0.86%     0.70%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets         4.11%     4.08%     3.79%     4.51%     4.85%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      8.64%        --     6.10%     1.66%    11.63%
-----------------------------------------------------------------------------------------------------------
Without expense reimbursement:**
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                                              0.85%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                                                 4.70%
-----------------------------------------------------------------------------------------------------------

                                                                      YEAR ENDED SEPTEMBER 30,
                                                          -------------------------------------------------
CLASS C                                                        2005      2004      2003    2002OO      2001
-----------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $   8.56  $   8.63  $   8.63  $   8.46  $   8.10
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.27      0.27      0.25      0.30      0.33
-----------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments     (0.13)    (0.05)     0.03      0.21      0.39
-----------------------------------------------------------------------------------------------------------
Total from investment operations                              0.14      0.22      0.28      0.51      0.72
-----------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                       (0.27)    (0.27)    (0.24)    (0.30)    (0.33)
-----------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains                ***     (0.02)    (0.04)    (0.04)    (0.03)
-----------------------------------------------------------------------------------------------------------
Total distributions                                          (0.27)    (0.29)    (0.28)    (0.34)    (0.36)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $   8.43  $   8.56  $   8.63  $   8.63  $   8.46
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                 1.64%     2.59%     3.32%     6.28%     8.99%
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $    918  $    851  $    728  $  1,169  $    899
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                      1.80%     1.77%     1.81%     1.76%     1.60%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets         3.21%     3.18%     2.89%     3.61%     3.95%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      8.64%        --     6.10%     1.66%    11.63%
-----------------------------------------------------------------------------------------------------------
Without expense reimbursement:**
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                                              1.75%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                                                 3.80%
-----------------------------------------------------------------------------------------------------------

-------------

See footnotes on page 106.

                                                                    YEAR ENDED SEPTEMBER 30,
                                                          ---------------------------------------------
CLASS D                                                       2005     2004     2003   2002OO      2001
-------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  8.56  $  8.63  $  8.63  $  8.46  $   8.10
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.27     0.27     0.25     0.30      0.33
-------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.13)   (0.05)    0.03     0.21      0.39
-------------------------------------------------------------------------------------------------------
Total from investment operations                             0.14     0.22     0.28     0.51      0.72
-------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.27)   (0.27)   (0.24)   (0.30)    (0.33)
-------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains               ***    (0.02)   (0.04)   (0.04)    (0.03)
-------------------------------------------------------------------------------------------------------
Total distributions                                         (0.27)   (0.29)   (0.28)   (0.34)    (0.36)
-------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  8.43  $  8.56  $  8.63  $  8.63  $   8.46
-------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                1.64%    2.59%    3.32%    6.28%     8.99%
-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $ 2,101  $ 2,583  $ 2,093  $ 1,977  $  2,015
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.80%    1.77%    1.81%    1.76%     1.60%
-------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.21%    3.18%    2.89%    3.61%     3.95%
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     8.64%       --    6.10%    1.66%    11.63%
-------------------------------------------------------------------------------------------------------
Without expense reimbursement:**
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                                          1.75%
-------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                                             3.80%
-------------------------------------------------------------------------------------------------------

MINNESOTA FUND
                                                                    YEAR ENDED SEPTEMBER 30,
                                                          ---------------------------------------------
CLASS A                                                       2005     2004     2003   2002OO      2001
-------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  7.83  $  7.87  $  7.92  $  7.72  $   7.34
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.31     0.31     0.29     0.35      0.34
-------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.09)   (0.05)   (0.06)    0.19      0.38
-------------------------------------------------------------------------------------------------------
Total from investment operations                             0.22     0.26     0.23     0.54      0.72
-------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.30)   (0.30)   (0.28)   (0.34)    (0.34)
-------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains                --       --       --       --        --
-------------------------------------------------------------------------------------------------------
Total distributions                                         (0.30)   (0.30)   (0.28)   (0.34)    (0.34)
-------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  7.75  $  7.83  $  7.87  $  7.92  $   7.72
-------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                2.90%    3.41%    3.02%    7.20%    10.02%
-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $84,659  $91,022  $96,175  $99,368   $98,452
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     0.92%    0.88%    0.93%    0.85%     0.89%
-------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.96%    3.95%    3.69%    4.49%     4.52%
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     8.09%    1.85%    9.37%    8.09%     1.02%
-------------------------------------------------------------------------------------------------------

-------------

See footnotes on page 106.

                                                                 YEAR ENDED SEPTEMBER 30,
                                                          ---------------------------------------
CLASS C                                                      2005    2004    2003  2002OO    2001
-------------------------------------------------------------------------------------------------
PER SHARE DATA:*
-------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 7.83  $ 7.87  $ 7.93  $ 7.72  $ 7.34
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.24    0.24    0.22    0.28    0.28
-------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.09)  (0.05)  (0.07)   0.20    0.38
-------------------------------------------------------------------------------------------------
Total from investment operations                            0.15    0.19    0.15    0.48    0.66
-------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.23)  (0.23)  (0.21)  (0.27)  (0.28)
-------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains               --      --      --      --      --
-------------------------------------------------------------------------------------------------
Total distributions                                        (0.23)  (0.23)  (0.21)  (0.27)  (0.28)
-------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 7.75  $ 7.83  $ 7.87  $ 7.93  $ 7.72
-------------------------------------------------------------------------------------------------
TOTAL RETURN                                               1.95%   2.49%   1.97%   6.38%   9.04%
-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $  287  $  390  $  555  $  432  $  275
-------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.82%   1.78%   1.83%   1.75%   1.79%
-------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.06%   3.05%   2.79%   3.59%   3.62%
-------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    8.09%   1.85%   9.37%   8.09%   1.02%
-------------------------------------------------------------------------------------------------

                                                                 YEAR ENDED SEPTEMBER 30,
                                                          ---------------------------------------
CLASS D                                                      2005    2004    2003  2002OO    2001
-------------------------------------------------------------------------------------------------
PER SHARE DATA:*
-------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 7.83  $ 7.87  $ 7.93  $ 7.72  $ 7.34
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.24    0.24    0.22    0.28    0.28
-------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.09)  (0.05)  (0.07)   0.20    0.38
-------------------------------------------------------------------------------------------------
Total from investment operations                            0.15    0.19    0.15    0.48    0.66
-------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.23)  (0.23)  (0.21)  (0.27)  (0.28)
-------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains               --      --      --      --      --
-------------------------------------------------------------------------------------------------
Total distributions                                        (0.23)  (0.23)  (0.21)  (0.27)  (0.28)
-------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 7.75  $ 7.83  $ 7.87  $ 7.93  $ 7.72
-------------------------------------------------------------------------------------------------
TOTAL RETURN                                               1.95%   2.49%   1.97%   6.38%   9.04%
-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $  762  $1,315  $1,370  $1,779  $1,575
-------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.82%   1.78%   1.83%   1.75%   1.79%
-------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.06%   3.05%   2.79%   3.59%   3.62%
-------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    8.09%   1.85%   9.37%   8.09%   1.02%
-------------------------------------------------------------------------------------------------

-------------

See footnotes on page 106.

MISSOURI FUND


                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS A                                                       2005     2004     2003   2002OO     2001
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  7.89  $  7.94  $  8.02  $  7.81  $  7.37
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.31     0.30     0.30     0.34     0.34
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.04)   (0.04)   (0.06)    0.26     0.47
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.27     0.26     0.24     0.60     0.81
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.31)   (0.30)   (0.30)   (0.34)   (0.34)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.01)   (0.01)   (0.02)   (0.05)   (0.03)
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.32)   (0.31)   (0.32)   (0.39)   (0.37)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  7.84  $  7.89  $  7.94  $  8.02  $  7.81
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                3.39%    3.38%    2.98%    7.89%   11.26%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $31,347  $33,899  $36,409  $38,519  $37,879
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     0.97%    0.94%    0.97%    0.90%    0.94%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.95%    3.83%    3.79%    4.37%    4.44%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        --    3.99%    2.95%    4.04%    5.70%
------------------------------------------------------------------------------------------------------

                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS C                                                       2005     2004     2003   2002OO     2001
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  7.89  $  7.95  $  8.02  $  7.81  $  7.37
------------------------------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------------------------------
  Net investment income                                      0.24     0.23     0.23     0.27     0.27
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.04)   (0.05)   (0.05)    0.26     0.47
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.20     0.18     0.18     0.53     0.74
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.24)   (0.23)   (0.23)   (0.27)   (0.27)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.01)   (0.01)   (0.02)   (0.05)   (0.03)
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.25)   (0.24)   (0.25)   (0.32)   (0.30)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  7.84  $  7.89  $  7.95  $  8.02  $  7.81
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                2.46%    2.33%    2.18%    6.92%   10.27%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $   141  $   139  $    88  $    82  $    75
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.87%    1.84%    1.87%    1.80%    1.84%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.05%    2.93%    2.90%    3.47%    3.54%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        --    3.99%    2.95%    4.04%    5.70%
------------------------------------------------------------------------------------------------------

-------------

See footnotes on page 106.

                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS D                                                       2005     2004     2003   2002OO     2001
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  7.89  $  7.95  $  8.02  $  7.81  $  7.37
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.24     0.23     0.23     0.27     0.27
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.04)   (0.05)   (0.05)    0.26     0.47
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.20     0.18     0.18     0.53     0.74
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.24)   (0.23)   (0.23)   (0.27)   (0.27)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.01)   (0.01)   (0.02)   (0.05)   (0.03)
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.25)   (0.24)   (0.25)   (0.32)   (0.30)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  7.84  $  7.89  $  7.95  $  8.02  $  7.81
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                2.46%    2.33%    2.18%    6.92%   10.27%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $   362  $   345  $   511  $   600  $   575
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.87%    1.84%    1.86%    1.80%    1.84%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.05%    2.93%    2.90%    3.47%    3.54%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        --    3.99%    2.95%    4.04%    5.70%
------------------------------------------------------------------------------------------------------

NEW JERSEY FUND
------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS A                                                       2005     2004     2003   2002OO     2001
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  7.54  $  7.60  $  7.65  $  7.44  $  7.12
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.30     0.29     0.29     0.31     0.32
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.04)   (0.05)   (0.04)    0.22     0.36
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.26     0.24     0.25     0.53     0.68
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.30)   (0.29)   (0.29)   (0.31)   (0.32)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.01)   (0.01)   (0.01)   (0.01)   (0.04)
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.31)   (0.30)   (0.30)   (0.32)   (0.36)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  7.49  $  7.54  $  7.60  $  7.65  $  7.44
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                3.40%    3.28%    3.34%    7.29%    9.77%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $35,209  $43,324  $46,610  $49,274  $49,182
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.20%    1.13%    1.13%    1.04%    1.14%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.95%    3.91%    3.82%    4.23%    4.34%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     2.53%       --    4.39%   13.02%    1.06%
------------------------------------------------------------------------------------------------------

-------------

See footnotes on page 106.

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          ----------------------------------------
CLASS C                                                      2005    2004    2003   2002OO    2001
--------------------------------------------------------------------------------------------------
PER SHARE DATA:*
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 7.64  $ 7.69  $ 7.74  $  7.52  $ 7.20
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.24    0.24    0.23     0.26    0.27
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.04)  (0.04)  (0.04)    0.23    0.36
--------------------------------------------------------------------------------------------------
Total from investment operations                            0.20    0.20    0.19     0.49    0.63
--------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.24)  (0.24)  (0.23)   (0.26)  (0.27)
--------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains            (0.01)  (0.01)  (0.01)   (0.01)  (0.04)
--------------------------------------------------------------------------------------------------
Total distributions                                        (0.25)  (0.25)  (0.24)   (0.27)  (0.31)
--------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 7.59  $ 7.64  $ 7.69  $  7.74  $ 7.52
--------------------------------------------------------------------------------------------------
TOTAL RETURN                                               2.57%   2.58%   2.52%    6.54%   8.89%
--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $3,453  $3,659  $5,271  $ 5,096  $1,207
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.96%   1.90%   1.90%    1.84%   1.89%
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.19%   3.14%   3.05%    3.44%   3.59%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    2.53%      --   4.39%   13.02%   1.06%
--------------------------------------------------------------------------------------------------

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          ----------------------------------------
CLASS D                                                      2005    2004    2003   2002OO    2001
--------------------------------------------------------------------------------------------------
PER SHARE DATA:*
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 7.64  $ 7.69  $ 7.74  $  7.52  $ 7.20
--------------------------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------------------------
  Net investment income                                     0.24    0.24    0.23     0.26    0.27
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.04)  (0.04)  (0.04)    0.23    0.36
--------------------------------------------------------------------------------------------------
Total from investment operations                            0.20    0.20    0.19     0.49    0.63
--------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.24)  (0.24)  (0.23)   (0.26)  (0.27)
--------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains            (0.01)  (0.01)  (0.01)   (0.01)  (0.04)
--------------------------------------------------------------------------------------------------
Total distributions                                        (0.25)  (0.25)  (0.24)   (0.27)  (0.31)
--------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 7.59  $ 7.64  $ 7.69  $  7.74  $ 7.52
--------------------------------------------------------------------------------------------------
TOTAL RETURN                                               2.57%   2.58%   2.52%    6.54%   8.89%
--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $  920  $1,002  $1,299  $ 1,366  $1,248
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.96%   1.90%   1.90%    1.84%   1.89%
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.19%   3.14%   3.05%    3.44%   3.59%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    2.53%      --   4.39%   13.02%   1.06%
--------------------------------------------------------------------------------------------------

-------------

See footnotes on page 106.

NEW YORK FUND


                                                   YEAR ENDED SEPTEMBER 30,
                                         --------------------------------------------
CLASS A                                      2005     2004     2003   2002OO     2001
-------------------------------------------------------------------------------------
PER SHARE DATA:*
-------------------------------------------------------------------------------------
Net asset value, beginning of year       $  8.27  $  8.34  $  8.43  $  8.16  $  7.77
-------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                      0.33     0.35     0.34     0.36     0.38
-------------------------------------------------------------------------------------
 Net realized and unrealized gain
   (loss) on investments                   (0.01)   (0.06)   (0.07)    0.27     0.45
-------------------------------------------------------------------------------------
Total from investment operations            0.32     0.29     0.27     0.63     0.83
-------------------------------------------------------------------------------------
Less distributions:
 Dividends from net investment income      (0.33)   (0.34)   (0.34)   (0.36)   (0.38)
-------------------------------------------------------------------------------------
 Distributions from net realized
   capital gains                              o     (0.02)   (0.02)      --    (0.06)
-------------------------------------------------------------------------------------
Total distributions                        (0.33)   (0.36)   (0.36)   (0.36)   (0.44)
-------------------------------------------------------------------------------------
Net asset value, end of year             $  8.26  $  8.27  $  8.34  $  8.43  $  8.16
-------------------------------------------------------------------------------------
TOTAL RETURN                               3.96%    3.60%    3.24%    7.94%   10.90%
-------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------
Net assets, end of year (in thousands)   $69,563  $71,698  $80,452  $83,723  $82,482
-------------------------------------------------------------------------------------
Ratio of expenses to average net assets    0.90%    0.88%    0.91%    0.87%    0.70%
-------------------------------------------------------------------------------------
Ratio of net income to average net
 assets                                    4.03%    4.18%    4.11%    4.43%    4.70%
-------------------------------------------------------------------------------------
Portfolio turnover rate                   10.47%       --    6.35%   19.43%    8.15%
-------------------------------------------------------------------------------------
Without expense reimbursement:**
-------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                        0.83%
-------------------------------------------------------------------------------------
Ratio of net investment income to
 average net assets                                                            4.57%
-------------------------------------------------------------------------------------

                                                   YEAR ENDED SEPTEMBER 30,
                                         --------------------------------------------
CLASS C                                      2005     2004     2003   2002OO     2001
-------------------------------------------------------------------------------------
PER SHARE DATA:*
-------------------------------------------------------------------------------------
Net asset value, beginning of year       $  8.29  $  8.35  $  8.44  $  8.17  $  7.78
-------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                      0.26     0.27     0.27     0.29     0.30
-------------------------------------------------------------------------------------
 Net realized and unrealized gain
   (loss) on investments                   (0.02)   (0.04)   (0.07)    0.27     0.45
-------------------------------------------------------------------------------------
Total from investment operations            0.24     0.23     0.20     0.56     0.75
-------------------------------------------------------------------------------------
Less distributions:
 Dividends from net investment income      (0.26)   (0.27)   (0.27)   (0.29)   (0.30)
-------------------------------------------------------------------------------------
 Distributions from net realized
   capital gains                              o     (0.02)   (0.02)      --    (0.06)
-------------------------------------------------------------------------------------
Total distributions                        (0.26)   (0.29)   (0.29)   (0.29)   (0.36)
-------------------------------------------------------------------------------------
Net asset value, end of year             $  8.27  $  8.29  $  8.35  $  8.44  $  8.17
-------------------------------------------------------------------------------------
TOTAL RETURN                               2.91%    2.79%    2.32%    6.98%    9.88%
-------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------
Net assets, end of year (in thousands)   $ 4,994  $ 5,732  $ 7,295  $ 7,005  $ 3,624
-------------------------------------------------------------------------------------
Ratio of expenses to average net assets    1.80%    1.78%    1.81%    1.77%    1.60%
-------------------------------------------------------------------------------------
Ratio of net investment income to
 average net assets                        3.13%    3.28%    3.21%    3.53%    3.80%
-------------------------------------------------------------------------------------
Portfolio turnover rate                   10.47%       --    6.35%   19.43%    8.15%
-------------------------------------------------------------------------------------
Without expense reimbursement:**
-------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                        1.73%
-------------------------------------------------------------------------------------
Ratio of net investment income to
 average net assets                                                            3.67%
-------------------------------------------------------------------------------------

-------------

See footnotes on page 106.

                                                   YEAR ENDED SEPTEMBER 30,
                                         --------------------------------------------
CLASS D                                      2005     2004     2003   2002OO     2001
-------------------------------------------------------------------------------------
PER SHARE DATA:*
-------------------------------------------------------------------------------------
Net asset value, beginning of year       $  8.29  $  8.35  $  8.44  $  8.17  $  7.78
-------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                      0.26     0.27     0.27     0.29     0.30
-------------------------------------------------------------------------------------
 Net realized and unrealized gain
   (loss) on investments                   (0.02)   (0.04)   (0.07)    0.27     0.45
-------------------------------------------------------------------------------------
Total from investment operations            0.24     0.23     0.20     0.56     0.75
-------------------------------------------------------------------------------------
Less distributions:
 Dividends from net investment income      (0.26)   (0.27)   (0.27)   (0.29)   (0.30)
-------------------------------------------------------------------------------------
 Distributions from net realized
   capital gains                             o      (0.02)   (0.02)      --    (0.06)
-------------------------------------------------------------------------------------
Total distributions                        (0.26)   (0.29)   (0.29)   (0.29)   (0.36)
-------------------------------------------------------------------------------------
Net asset value, end of year             $  8.27  $  8.29  $  8.35  $  8.44  $  8.17
-------------------------------------------------------------------------------------
TOTAL RETURN                               2.91%    2.79%    2.32%    6.98%    9.88%
-------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------
Net assets, end of year (in thousands)   $ 2,442  $ 2,437  $ 2,653  $ 3,521  $ 3,297
-------------------------------------------------------------------------------------
Ratio of expenses to average net assets    1.80%    1.78%    1.81%    1.77%    1.60%
-------------------------------------------------------------------------------------
Ratio of net investment income to
 average net assets                        3.13%    3.28%    3.21%    3.53%    3.80%
-------------------------------------------------------------------------------------
Portfolio turnover rate                   10.47%       --    6.35%   19.43%    8.15%
-------------------------------------------------------------------------------------
Without expense reimbursement:**
-------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                        1.73%
-------------------------------------------------------------------------------------
Ratio of net investment income to
 average net assets                                                            3.67%
-------------------------------------------------------------------------------------

NORTH CAROLINA FUND
                                                   YEAR ENDED SEPTEMBER 30,
                                         --------------------------------------------
CLASS A                                      2005     2004     2003   2002OO     2001
-------------------------------------------------------------------------------------
PER SHARE DATA:*
-------------------------------------------------------------------------------------
Net asset value, beginning of year       $  8.05  $  8.14  $  8.19  $  7.89  $  7.54
-------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                      0.29     0.29     0.29     0.32     0.33
-------------------------------------------------------------------------------------
 Net realized and unrealized gain
   (loss) on investments                   (0.10)   (0.07)   (0.01)    0.31     0.37
-------------------------------------------------------------------------------------
Total from investment operations            0.19     0.22     0.28     0.63     0.70
-------------------------------------------------------------------------------------
Less distributions:
 Dividends from net investment income      (0.28)   (0.28)   (0.29)   (0,32)   (0.33)
-------------------------------------------------------------------------------------
 Distributions from net realized
   capital gains                           (0.02)   (0.03)   (0.04)   (0.01)   (0.02)
-------------------------------------------------------------------------------------
Total distributions                        (0.30)   (0.31)   (0.33)   (0.33)   (0.35)
-------------------------------------------------------------------------------------
Net asset value, end of year             $  7.94  $  8.05  $  8.14  $  8.19  $  7.89
-------------------------------------------------------------------------------------
TOTAL RETURN                               2.45%    2.82%    3.51%    8.21%    9.52%
-------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------
Net assets, end of year (in thousands)   $16,781  $19,856  $22,778  $25,386  $25,737
-------------------------------------------------------------------------------------
Ratio of expenses to average net assets    1.24%    1.19%    1.19%    1.11%    1.13%
-------------------------------------------------------------------------------------
Ratio of net investment income to
 average net assets                        3.60%    3.55%    3.65%    4.11%    4.29%
-------------------------------------------------------------------------------------
Portfolio turnover rate                       --    7.93%   10.00%    7.96%    5.61%
-------------------------------------------------------------------------------------

-------------

See footnotes on page 106.

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          ----------------------------------------
CLASS C                                                      2005    2004     2003  2002OO    2001
--------------------------------------------------------------------------------------------------
PER SHARE DATA:*
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 8.04  $ 8.13  $  8.18  $ 7.88  $ 7.54
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.23    0.22     0.23    0.27    0.27
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.09)  (0.06)   (0.01)   0.30    0.36
--------------------------------------------------------------------------------------------------
Total from investment operations                            0.14    0.16     0.22    0.57    0.63
--------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.22)  (0.22)   (0.23)  (0.26)  (0.27)
--------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains            (0.02)  (0.03)   (0.04)  (0.01)  (0.02)
--------------------------------------------------------------------------------------------------
Total distributions                                        (0.24)  (0.25)   (0.27)  (0.27)  (0.29)
--------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 7.94  $ 8.04  $  8.13  $ 8.18  $ 7.88
--------------------------------------------------------------------------------------------------
TOTAL RETURN                                               1.82%   2.06%    2.74%   7.41%   8.59%
--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $1,414  $3,012  $ 2,778  $2,962  $2,049
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.99%   1.94%    1.94%   1.86%   1.88%
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       2.85%   2.80%    2.90%   3.36%   3.54%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       --   7.93%   10.00%   7.96%   5.61%
--------------------------------------------------------------------------------------------------

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          ----------------------------------------
CLASS D                                                      2005    2004     2003  2002OO    2001
--------------------------------------------------------------------------------------------------
PER SHARE DATA:*
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 8.04  $ 8.13  $  8.18  $ 7.88  $ 7.54
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.23    0.22     0.23    0.27    0.27
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.10)  (0.06)   (0.01)   0.30    0.36
--------------------------------------------------------------------------------------------------
Total from investment operations                            0.13    0.16     0.22    0.57    0.63
--------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.22)  (0.22)   (0.23)  (0.26)  (0.27)
--------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains            (0.02)  (0.03)   (0.04)  (0.01)  (0.02)
--------------------------------------------------------------------------------------------------
Total distributions                                        (0.24)  (0.25)   (0.27)  (0.27)  (0.29)
--------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 7.93  $ 8.04  $  8.13  $ 8.18  $ 7.88
--------------------------------------------------------------------------------------------------
TOTAL RETURN                                               1.69%   2.06%    2.74%   7.41%   8.59%
--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $  532  $  706  $   824  $  941  $1,514
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.99%   1.94%    1.94%   1.86%   1.88%
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       2.85%   2.80%    2.90%   3.36%   3.54%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       --   7.93%   10.00%   7.96%   5.61%
--------------------------------------------------------------------------------------------------

-------------

See footnotes on page 106.

OHIO FUND


                                                                      YEAR ENDED SEPTEMBER 30,
                                                          -------------------------------------------------
CLASS A                                                        2005      2004      2003    2002OO      2001
-----------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $   8.10  $   8.14  $   8.26  $   8.03  $   7.64
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.32      0.31      0.32      0.36      0.38
-----------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments     (0.07)    (0.02)    (0.11)     0.23      0.39
-----------------------------------------------------------------------------------------------------------
Total from investment operations                              0.25      0.29      0.21      0.59      0.77
-----------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                       (0.31)    (0.31)    (0.32)    (0.36)    (0.38)
-----------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains              (0.03)    (0.02)    (0.01)      o         o
-----------------------------------------------------------------------------------------------------------
Total distributions                                          (0.34)    (0.33)    (0.33)    (0.36)    (0.38)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $   8.01  $   8.10  $   8.14  $   8.26  $   8.03
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                 3.09%     3.69%     2.63%     7.59%    10.30%
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $107,587  $114,544  $122,692  $129,662  $128,433
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                      0.89%     0.87%     0.91%     0.85%     0.70%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets         3.92%     3.88%     3.97%     4.51%     4.81%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      4.57%        --     6.79%     0.79%     7.57%
-----------------------------------------------------------------------------------------------------------
Without expense reimbursement:**
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                                              0.84%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                                                 4.67%
-----------------------------------------------------------------------------------------------------------

                                                                      YEAR ENDED SEPTEMBER 30,
                                                          -------------------------------------------------
CLASS C                                                        2005      2004      2003    2002OO      2001
-----------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $   8.15  $   8.18  $   8.31  $   8.08  $   7.69
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.24      0.24      0.25      0.29      0.31
-----------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments     (0.06)    (0.01)    (0.12)     0.23      0.39
-----------------------------------------------------------------------------------------------------------
Total from investment operations                              0.18      0.23      0.13      0.52      0.70
-----------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                       (0.24)    (0.24)    (0.25)    (0.29)    (0.31)
-----------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains              (0.03)    (0.02)    (0.01)      o         o
-----------------------------------------------------------------------------------------------------------
Total distributions                                          (0.27)    (0.26)    (0.26)    (0.29)    (0.31)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $   8.06  $   8.15  $   8.18  $   8.31  $   8.08
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                 2.15%     2.87%     1.58%     6.61%     9.26%
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $    922  $  1,005  $  1,339  $  1,331  $    812
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                      1.79%     1.77%     1.81%     1.75%     1.60%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets         3.02%     2.98%     3.07%     3.61%     3.91%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      4.57%        --     6.79%     0.79%     7.57%
-----------------------------------------------------------------------------------------------------------
Without expense reimbursement:**
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                                              1.74%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                                                 3.77%
-----------------------------------------------------------------------------------------------------------

-------------

See footnotes on page 106.

                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS D                                                       2005     2004     2003   2002OO     2001
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  8.15  $  8.18  $  8.31  $  8.08  $  7.69
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.24     0.24     0.25     0.29     0.31
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.06)   (0.01)   (0.12)    0.23     0.39
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.18     0.23     0.13     0.52     0.70
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.24)   (0.24)   (0.25)   (0.29)   (0.31)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.03)   (0.02)   (0.01)     o        o
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.27)   (0.26)   (0.26)   (0.29)   (0.31)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  8.06  $  8.15  $  8.18  $  8.31  $  8.08
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                2.15%    2.87%    1.58%    6.61%    9.26%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $   773  $ 1,012  $ 1,440  $ 1,683  $ 1,583
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.79%    1.77%    1.81%    1.75%    1.60%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.02%    2.98%    3.07%    3.61%    3.91%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     4.57%       --    6.79%    0.79%    7.57%
------------------------------------------------------------------------------------------------------
Without expense reimbursement:**
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                                         1.74%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                                            3.77%
------------------------------------------------------------------------------------------------------

OREGON FUND

                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS A                                                       2005     2004     2003   2002OO     2001
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  7.91  $  7.94  $  8.03  $  7.85  $  7.47
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.31     0.32     0.31     0.34     0.35
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.03)   (0.03)   (0.07)    0.23     0.42
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.28     0.29     0.24     0.57     0.77
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.31)   (0.31)   (0.30)   (0.34)   (0.35)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.01)   (0.01)   (0.03)   (0.05)   (0.04)
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.32)   (0.32)   (0.33)   (0.39)   (0.39)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  7.87  $  7.91  $  7.94  $  8.03  $  7.85
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                3.53%    3.73%    3.10%    7.41%   10.52%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $53,109  $56,182  $56,365  $60,143  $54,994
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     0.92%    0.91%    0.95%    0.90%    0.88%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.97%    4.00%    3.87%    4.34%    4.57%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     4.88%    1.92%    3.56%    6.06%   14.58%
------------------------------------------------------------------------------------------------------

-------------

See footnotes on page 106.

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          ----------------------------------------
CLASS C                                                      2005    2004    2003  2002OO     2001
--------------------------------------------------------------------------------------------------
PER SHARE DATA:*
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 7.90  $ 7.93  $ 8.03  $ 7.85  $  7.47
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.24    0.24    0.24    0.27     0.28
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.03)  (0.02)  (0.08)   0.23     0.42
--------------------------------------------------------------------------------------------------
Total from investment operations                            0.21    0.22    0.16    0.50     0.70
--------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.24)  (0.24)  (0.23)  (0.27)   (0.28)
--------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains            (0.01)  (0.01)  (0.03)  (0.05)   (0.04)
--------------------------------------------------------------------------------------------------
Total distributions                                        (0.25)  (0.25)  (0.26)  (0.32)   (0.32)
--------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 7.86  $ 7.90  $ 7.93  $ 8.03  $  7.85
--------------------------------------------------------------------------------------------------
TOTAL RETURN                                               2.60%   2.81%   2.05%   6.45%    9.53%
--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $1,282  $1,641  $1,767  $1,511  $ 1,166
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.82%   1.81%   1.85%   1.80%    1.78%
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.07%   3.10%   2.97%   3.44%    3.67%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    4.88%   1.92%   3.56%   6.06%   14.58%
--------------------------------------------------------------------------------------------------

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          ----------------------------------------
CLASS D                                                      2005    2004    2003  2002OO     2001
--------------------------------------------------------------------------------------------------
PER SHARE DATA:*
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $ 7.90  $ 7.93  $ 8.03  $ 7.85  $  7.47
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.24    0.24    0.24    0.27     0.28
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments   (0.03)  (0.02)  (0.08)   0.23     0.42
--------------------------------------------------------------------------------------------------
Total from investment operations                            0.21    0.22    0.16    0.50     0.70
--------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.24)  (0.24)  (0.23)  (0.27)   (0.28)
--------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains            (0.01)  (0.01)  (0.03)  (0.05)   (0.04)
--------------------------------------------------------------------------------------------------
Total distributions                                        (0.25)  (0.25)  (0.26)  (0.32)   (0.32)
--------------------------------------------------------------------------------------------------
Net asset value, end of year                              $ 7.86  $ 7.90  $ 7.93  $ 8.03  $  7.85
--------------------------------------------------------------------------------------------------
TOTAL RETURN                                               2.60%   2.81%   2.05%   6.45%    9.53%
--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $1,442  $1,517  $1,848  $2,688  $ 2,345
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.82%   1.81%   1.85%   1.80%    1.78%
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       3.07%   3.10%   2.97%   3.44%    3.67%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    4.88%   1.92%   3.56%   6.06%   14.58%
--------------------------------------------------------------------------------------------------

-------------

See footnotes on page 106.

PENNSYLVANIA FUND


                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS A                                                       2005     2004     2003   2002OO     2001
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  8.03  $  8.09  $  8.26  $  7.92  $  7.49
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.28     0.27     0.27     0.33     0.33
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.10)   (0.05)   (0.08)    0.34     0.43
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.18     0.22     0.19     0.67     0.76
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.27)   (0.27)   (0.27)   (0.32)   (0.33)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.01)   (0.01)   (0.09)   (0.01)      --
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.28)   (0.28)   (0.36)   (0.33)   (0.33)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  7.93  $  8.03  $  8.09  $  8.26  $  7.92
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                2.34%    2.72%    2.37%    8.75%   10.27%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $18,548  $19,721  $22,354  $23,493  $24,047
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.48%    1.36%    1.30%    1.25%    1.32%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.54%    3.32%    3.38%    4.11%    4.20%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    18.95%    5.34%    8.30%   16.73%    5.43%
------------------------------------------------------------------------------------------------------

                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS C                                                       2005     2004     2003   2002OO     2001
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  8.01  $  8.07  $  8.24  $  7.91  $  7.48
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.22     0.21     0.21     0.27     0.27
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.10)   (0.05)   (0.08)    0.33     0.43
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.12     0.16     0.13     0.60     0.70
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.21)   (0.21)   (0.21)   (0.26)   (0.27)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.01)   (0.01)   (0.09)   (0.01)      --
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.22)   (0.22)   (0.30)   (0.27)   (0.27)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  7.91  $  8.01  $  8.07  $  8.24  $  7.91
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                1.58%    1.96%    1.60%    7.79%    9.48%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $   913  $ 1,100  $ 1,133  $ 1,029  $   628
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     2.23%    2.11%    2.05%    2.00%    2.07%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        2.79%    2.57%    2.63%    3.36%    3.45%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    18.95%    5.34%    8.30%   16.73%    5.43%
------------------------------------------------------------------------------------------------------

-------------

See footnotes on page 106.

                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS D                                                       2005     2004     2003   2002OO     2001
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  8.01  $  8.07  $  8.24  $  7.91  $  7.48
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.22     0.21     0.21     0.27     0.27
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments    (0.10)   (0.05)   (0.08)    0.33     0.43
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.12     0.16     0.13     0.60     0.70
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.21)   (0.21)   (0.21)   (0.26)   (0.27)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.01)   (0.01)   (0.09)   (0.01)      --
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.22)   (0.22)   (0.30)   (0.27)   (0.27)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  7.91  $  8.01  $  8.07  $  8.24  $  7.91
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                1.58%    1.96%    1.60%    7.79%    9.48%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $   490  $   556  $   624  $   690  $   596
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     2.23%    2.11%    2.05%    2.00%    2.07%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        2.79%    2.57%    2.63%    3.36%    3.45%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    18.95%    5.34%    8.30%   16.73%    5.43%
------------------------------------------------------------------------------------------------------

SOUTH CAROLINA FUND

                                                                    YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------------
CLASS A                                                       2005     2004     2003   2002OO     2001
------------------------------------------------------------------------------------------------------
PER SHARE DATA:*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  8.18  $  8.23  $  8.25  $  8.07  $  7.66
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.32     0.31     0.31     0.36     0.37
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments     0.03     0.05       --     0.19     0.41
------------------------------------------------------------------------------------------------------
Total from investment operations                             0.35     0.36     0.31     0.55     0.78
------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.32)   (0.30)   (0.31)   (0.36)   (0.37)
------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains             (0.02)   (0.11)   (0.02)   (0.01)      --
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.34)   (0.41)   (0.33)   (0.37)   (0.37)
------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  8.19  $  8.18  $  8.23  $  8.25  $  8.07
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                4.23%    4.51%    3.91%    7.00%   10.28%
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $75,442  $76,913  $79,463  $81,410  $84,109
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     0.91%    0.91%    0.92%    0.87%    0.88%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.89%    3.77%    3.83%    4.54%    4.59%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        --       --   34.81%       --    2.80%
------------------------------------------------------------------------------------------------------

-------------

See footnotes on page 106.

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          ----------------------------------------
CLASS C                                                      2005    2004     2003  2002OO    2001
--------------------------------------------------------------------------------------------------
PER SHARE DATA:*
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  8.18 $ 8.23  $  8.24  $ 8.06  $ 7.65
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.25   0.23     0.24    0.29    0.29
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments     0.02   0.06     0.01    0.19    0.41
--------------------------------------------------------------------------------------------------
Total from investment operations                             0.27   0.29     0.25    0.48    0.70
--------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.24)  (0.23)   (0.24)  (0.29)  (0.29)
--------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains            (0.02)  (0.11)   (0.02)  (0.01)     --
--------------------------------------------------------------------------------------------------
Total distributions                                        (0.26)  (0.34)   (0.26)  (0.30)  (0.29)
--------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  8.19 $ 8.18  $  8.23  $ 8.24  $ 8.06
--------------------------------------------------------------------------------------------------
TOTAL RETURN                                                3.30%  3.58%    3.11%   6.04%   9.30%
--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $ 4,939 $5,200  $ 5,483  $3,279  $1,589
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.81%  1.81%    1.82%   1.77%   1.78%
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        2.99%  2.87%    2.93%   3.64%   3.69%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        --     --   34.81%      --   2.80%
--------------------------------------------------------------------------------------------------

                                                                  YEAR ENDED SEPTEMBER 30,
                                                          ----------------------------------------
CLASS D                                                      2005    2004     2003  2002OO    2001
--------------------------------------------------------------------------------------------------
PER SHARE DATA:*
--------------------------------------------------------------------------------------------------
Net asset value, beginning of year                        $  8.18 $ 8.23  $  8.24  $ 8.06  $ 7.65
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.25   0.23     0.24    0.29    0.29
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments     0.02   0.06     0.01    0.19    0.41
--------------------------------------------------------------------------------------------------
Total from investment operations                             0.27   0.29     0.25    0.48    0.70
--------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.24)  (0.23)   (0.24)  (0.29)  (0.29)
--------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains            (0.02)  (0.11)   (0.02)  (0.01)     --
--------------------------------------------------------------------------------------------------
Total distributions                                        (0.26)  (0.34)   (0.26)  (0.30)  (0.29)
--------------------------------------------------------------------------------------------------
Net asset value, end of year                              $  8.19 $ 8.18  $  8.23  $ 8.24  $ 8.06
--------------------------------------------------------------------------------------------------
TOTAL RETURN                                                3.30%  3.58%    3.11%   6.04%   9.30%
--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                    $ 2,515 $3,035  $ 3,947  $4,815  $4,378
--------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.81%  1.81%    1.82%   1.77%   1.78%
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        2.99%  2.87%    2.93%   3.64%   3.69%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        --     --   34.81%      --   2.80%
--------------------------------------------------------------------------------------------------

-------------
 * Per share amounts are based on average shares outstanding.

** During the periods stated, Seligman voluntarily waived portions of its management fees and/or reimbursed expenses. Absent such reimbursements/waivers, returns would have been lower.


*** Capital gain of $0.001 per share was paid.

++ Capital gain of $0.004 per share was paid.
 o Capital gain of $0.002 per share was paid.

oo As required, effective October 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discounts on purchases of portfolio securities for financial reporting purposes. The effects of this change for the fiscal year ended September 30, 2002, are as follows: increase net investment income and net realized and unrealized loss on investments per share by $0.01 for Class A, C and D shares of the National, Minnesota and Pennsylvania Funds, and, for Class C and D shares of the Louisiana, Maryland and Oregon Funds; and to increase the ratio of net investment income to average net assets of each share class of the Georgia, Michigan, New Jersey, New York and Ohio Funds by 0.03%; the National, California High-Yield, Colorado, Florida, Maryland and Missouri Funds by 0.04%; the California Quality, Louisiana, Massachusetts, North Carolina and Oregon Funds by 0.05%; the Pennsylvania and South Carolina Funds by 0.06%; and the Minnesota Fund by 0.09%. The per share data and ratios for periods prior to October 1, 2001, have not been restated.

How to Contact Us



The Funds............................ Write: Corporate Communications/
                                             Investor Relations Department
                                             J. & W. Seligman & Co. Incorporated
                                             100 Park Avenue, New York, NY 10017

                                      Phone: Toll-Free (800) 221-7844 in the US or
                                             (212) 850-1864 outside the US

Your Regular (Non-Retirement) Account Write: Shareholder Services Department
                                             Seligman Data Corp.
                                             100 Park Avenue, New York, NY 10017

                                      Phone: Toll-Free (800) 221-2450 in the US or
                                             (212) 682-7600 outside the US



  24-HOUR AUTOMATED TELEPHONE ACCESS IS AVAILABLE BY DIALING (800) 622-4597 ON A TOUCHTONE TELEPHONE. YOU WILL HAVE INSTANT ACCESS TO PRICE, YIELD, ACCOUNT BALANCE, MOST RECENT TRANSACTION, AND OTHER INFORMATION.

                            SELIGMAN ADVISORS, INC.
                                an affiliate of
[LOGO] J&WS
                            J. & W. SELIGMAN & CO.
                                 INCORPORATED

                               ESTABLISHED 1864
                      100 Park Avenue, New York, NY 10017

For More Information
The information below is available without charge upon request by calling toll-free (800) 221-2450 in the US or (212) 682-7600 outside the US. You may also call these numbers to request other information about the Funds or to make shareholder inquiries.

Statement of Additional Information (SAI) contains additional information about the Funds. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this Prospectus.


Annual/Semi-Annual Reports contain additional information about each Fund's investments. In each Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year. Each Fund's SAI and most recent Annual/Semi-Annual Reports are also available, free of charge, at www.seligman.com. The reference to Seligman's website is an inactive textual reference and information contained in or otherwise accessible through Seligman's website does not form a part of this Prospectus.



Information about the Funds, including the Prospectus and each SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Internet site: www.sec.gov.


Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC File Numbers:
 Seligman Municipal Fund Series, Inc.:
 811-3828
 Seligman Municipal Series Trust: 811-4250
 Seligman New Jersey Municipal Fund, Inc.: 811-5126
 Seligman Pennsylvania Municipal Fund Series: 811-4666

                                    [GRAPHIC]

                   SELIGMAN NEW JERSEY MUNICIPAL FUND, INC.

                      Statement of Additional Information

                               February 1, 2006


                                100 Park Avenue
                           New York, New York 10017
                                (212) 850-1864

                      Toll Free Telephone: (800) 221-2450
     For Retirement Plan Information - Toll-Free Telephone: (800) 445-1777


This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus of Seligman Municipal Funds, dated February 1, 2006 (the "Prospectus"), offering Class A shares, Class C shares and Class D shares. This SAI, although not in itself a Prospectus, is incorporated by reference into the Prospectus in its entirety. It should be read in conjunction with the Prospectus, which may be obtained by writing or calling the Fund at the above address or telephone numbers.


The financial statements and notes included in the Fund's Annual Report, and the Report of Independent Registered Public Accounting Firm thereon, are incorporated herein by reference. The Annual Report, which includes the Report of Independent Registered Public Accounting Firm, will be furnished to you without charge if you request a copy of this SAI.


The reference in this SAI to the investment manager's website or any other website are inactive textual references and information contained in or otherwise accessible through these websites do not form a part of this SAI.


                               Table of Contents


           Fund History                                           2
           Description of the Fund and its Investments and Risks  2
           Management of the Fund                                 7
           Control Persons and Principal Holders of Securities   12
           Investment Advisory and Other Services                13
           Portfolio Managers                                    18
           Portfolio Transactions and Other Practices            20
           Capital Stock and Other Securities                    21
           Purchase, Redemption, and Pricing of Shares           21
           Taxation of the Fund                                  26
           Underwriters                                          29
           Calculation of Performance Data                       31
           Financial Statements                                  33
           General Information                                   33
           Appendix A                                            34
           Appendix B                                            38


TEC1A

                                 Fund History


The Seligman New Jersey Municipal Fund, Inc. (the "Fund") was incorporated under the laws of the state of Maryland on March 13, 1987.


             Description of the Fund and its Investments and Risks

Classification

The Fund is a non-diversified open-end management investment company, or mutual fund.

Investment Strategies and Risks

The following information regarding the Fund's investments and risks supplements the information contained in the Prospectus.

The Fund seeks to maximize income exempt from regular federal income tax and New Jersey gross income tax consistent with preservation of capital and with consideration given to opportunities for capital gain by investing in investment-grade New Jersey Municipal Securities. Such income could however be subject to the federal alternative minimum tax as well as any applicable state alternative minimum tax.


The Fund is expected to invest principally, without percentage limitations, in municipal securities which on the date of purchase are rated within the four highest rating categories of Moody's Investors Service ("Moody's") or Standard & Poor's Ratings Services ("S&P"). Municipal securities rated in these categories are commonly referred to as investment grade. The Fund may invest in municipal securities that are not rated, or which do not fall into the credit ratings noted above if, based upon credit analysis, it is believed that such securities are of comparable quality. In determining suitability of investment in a lower rated or unrated security, the Fund will take into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer and other considerations as may be relevant, including comparability to other issuers.


Although securities rated in the fourth rating category are commonly referred to as investment grade, investment in such securities could involve risks not usually associated with bonds rated in the first three categories. Bonds rated "BBB" by S&P are more likely as a result of adverse economic conditions or changing circumstance to exhibit a weakened capacity to pay interest and re-pay principal than bonds in higher rating categories and bonds rated "Baa" by Moody's lack outstanding investment characteristics and in fact have speculative characteristics according to Moody's. Municipal securities in the fourth rating category of S&P or Moody's will generally provide a higher yield than do higher rated municipal securities of similar maturities; however, they are subject to a greater degree of fluctuation in value as a result of changing interest rates and economic conditions. The market value of the municipal securities will also be affected by the degree of interest of dealers to bid for them, and in certain markets dealers may be more unwilling to trade municipal securities rated in the fourth rating categories than in the higher rating categories.

A description of the credit rating categories is contained in Appendix A to this SAI.


New Jersey Municipal Securities. New Jersey municipal securities include bonds, notes and commercial paper issued by or on behalf of the State of New Jersey, its political subdivisions, agencies, and instrumentalities, the interest on which is exempt from regular federal income tax and New Jersey gross income tax. Such securities are traded primarily in an over-the-counter market. The Fund may invest, without percentage limitations, in certain private activity bonds, the interest on which is treated as a preference item for purposes of the alternative minimum tax.


Under the Investment Company Act of 1940, as amended ("1940 Act"), the identification of the issuer of municipal bonds or notes depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an industrial development revenue bond or pollution control revenue bond, if only the assets and revenues of the non-governmental user back the bond, the non-governmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the security is treated as an issue of such guarantor to the extent of the value of the guarantee.

The Fund invests principally in long-term municipal bonds. Municipal bonds are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and gas and electric utilities. Municipal bonds also may be issued in connection with the refunding of outstanding obligations, obtaining funds to lend to other public institutions, and for general operating expenses. Industrial development bonds ("IDBs") are issued by or on behalf of public authorities to obtain funds to provide various privately-operated facilities for business and manufacturing, housing, sports, pollution control, and for airport, mass transit, port and parking facilities.

The two principal classifications of municipal bonds are "general obligation" and "revenue." General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Although IDBs are issued by municipal authorities, they are generally secured by the revenues derived from payments of the industrial user. The payment of principal and interest on IDBs is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

The Fund may also invest in municipal notes. Municipal notes generally are used to provide for short-term capital needs and generally have maturities of five years or less. Municipal notes include:


   1. Tax Anticipation Notes and Revenue Anticipation Notes. Tax anticipation notes and revenue anticipation notes are issued to finance short-term working capital needs of political subdivisions. Generally, tax anticipation notes are issued in anticipation of various tax revenues, such as income, sales and real property taxes, and are payable from these specific future taxes. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as grant or project revenues. Usually political subdivisions issue notes combining the qualities of both tax and revenue anticipation notes.

   2. Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.


Issues of municipal commercial paper typically represent short-term, unsecured, negotiable promissory notes. In most cases, municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

Variable and Floating Rate Securities. The Fund may purchase floating or variable rate securities, including participation interests therein. Investments in floating or variable rate securities provide that the rate of interest is either pegged to money market rates or set as a specific percentage of a designated base rate, such as rates on Treasury Bonds or Treasury Bills or the prime rate of a major commercial bank. A floating rate or variable rate security generally provides that the Fund can demand payment of the obligation on short notice (daily or weekly, depending on the terms of the obligation) at an amount equal to par (face value) plus accrued interest. In unusual circumstances, the amount received may be more or less than the amount the Fund paid for the securities.


Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have an interest rate which changes whenever there is a change in the designated base interest rate. Frequently such securities are secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying creditor or of the bank or issuer, as the case may be, must be equivalent to the standards set forth with respect to taxable investments below.

The maturity of variable or floating rate obligations (including participation interests therein) is deemed to be the longer of (1) the notice period required before the Fund is entitled to receive payment of the obligation upon demand, or (2) the period remaining until the obligation's next interest rate adjustment. If the Fund does not redeem the obligation through the demand feature, the obligation will mature on a specific date, which may range up to thirty years from the date of its issuance.


Participation Interests. From time to time, the Fund may purchase from banks, participation interests in all or part of specific holdings of municipal securities. A participation interest gives the Fund an undivided interest in the municipal security in the proportion that the Fund's participation interest bears to the total principal amount of the municipal security and provides the demand repurchase feature described above. Participation interests are frequently backed by an irrevocable letter of credit or guarantee of a bank that the Fund has determined meets its prescribed quality standards. The Fund has the right to sell the instrument back to the bank and draw on the letter of credit on demand, on short notice, for all or any part of the Fund's participation interest in the municipal security, plus accrued interest. The Fund intends to exercise the demand under the letter of credit only (1) upon a default under the terms of the documents of the municipal security, (2) as needed to provide liquidity in order to meet redemptions, or (3) to maintain a high quality investment portfolio. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the municipal securities over the negotiated yield at which the instruments are purchased by the Fund. Participation interests will be purchased only if, in the opinion of counsel, interest income on such interests will be tax-exempt when distributed as dividends to shareholders of the Fund. The Fund currently does not purchase participation interests and has no current intention of doing so.

When-Issued Securities. The Fund may purchase municipal securities on a "when-issued" basis, which means that delivery of and payment for securities normally take place in less than 45 days after the date of the buyer's purchase commitment. The payment obligation and the interest rate on when-issued securities are each fixed at the time the purchase commitment is made, although no interest accrues to a purchaser prior to the settlement of the purchase of the securities. As a result, the yields obtained and the market value of such securities may be higher or lower on the date the securities are actually delivered to the buyer. The Fund will generally purchase a municipal security sold on a when-issued basis with the intention of actually acquiring the securities on the settlement date.

A separate account consisting of cash or high-grade liquid debt securities equal to the amount of outstanding purchase commitments is established with the Fund's custodian in connection with any purchase of when-issued securities. The account is marked to market daily, with additional cash or liquid high-grade debt securities added when necessary. The Fund meets its respective obligation to purchase when-issued securities from outstanding cash balances, sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or lesser than the Fund's payment obligations).

Municipal securities purchased on a when-issued basis and the other securities held in the Fund are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates (which will generally result in similar changes in value, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Fund's assets will vary. Purchasing a municipal security on a when-issued basis can involve a risk that the yields available in the market when the delivery takes place may be higher than those obtained on the security purchased on a when-issued basis.

Standby Commitments. The Fund is authorized to acquire standby commitments issued by banks with respect to securities they hold, although the Fund has no present intention of investing any assets in standby commitments. These commitments would obligate the seller of the standby commitment to repurchase, at the Fund's option, specified securities at a specified price.


The price which the Fund would pay for municipal securities with standby commitments generally would be higher than the price which otherwise would be paid for the municipal securities alone, and the Fund would use standby commitments solely to facilitate portfolio liquidity. The standby commitment generally is for a shorter term than the maturity of the security and does not restrict in any way the Fund's right to dispose of or retain the security. There is a risk that the seller of a standby commitment may not be able to repurchase the security upon the exercise of the right to resell by the Fund. To minimize such risks, the Fund is presently authorized to acquire standby commitments solely from banks deemed creditworthy. The Fund's Board of Directors may, in the future, consider whether the Fund should be permitted to acquire standby commitments from dealers. Prior to investing in standby commitments of dealers, the Fund, if it deems necessary based upon the advice of counsel, will apply to the Securities and Exchange Commission ("SEC") for an exemptive order relating to such commitments and the valuation thereof. There can be no assurance that the SEC will issue such an order.


Standby commitments with respect to portfolio securities of the Fund with maturities of less than 60 days which are separate from the underlying portfolio securities are not assigned a value. The cost of any such standby commitments is carried as an unrealized loss from the time of purchase until it is exercised or expires. Standby commitments with respect to portfolio securities of the Fund with maturities of 60 days or more which are separate from the underlying portfolio securities are valued at fair value as determined in accordance with procedures established by the Board of Directors. The Board of Directors would, in connection with the determination of value of such a standby commitment, consider, among other factors, the creditworthiness of the writer of the standby commitment, the duration of the standby commitment, the dates on which or the periods during which the standby commitment may be exercised and the applicable rules and regulations of the SEC.

Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933 ("1933 Act")) and other securities that are not readily marketable. The Fund may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act, and the Fund's Board of Directors may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities. Should the Board of Directors make this determination, it will carefully monitor the security (focusing on such factors, among others, as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance exactly how the market for Rule 144A securities will further evolve. This investment practice could have the effect of increasing the level of illiquidity in the Fund, if and to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.

Taxable Investments. Under normal market conditions, the Fund will attempt to invest 100% and as a matter of fundamental policy will invest at least 80% of the value of its net assets in securities the interest on which is exempt from regular federal income tax and New Jersey personal income tax. Such interest, however, may be subject to the federal alternative minimum tax.

Under normal market conditions, temporary investments in taxable securities will be limited as a matter of fundamental policy to 20% of the value of the Fund's net assets.

As a matter of policy, with respect to 50% of the value of its total assets, securities of any issuer will not be purchased by the Fund if immediately thereafter more than 5% of total assets at market value would be invested in the securities of any single issuer (except that this limitation does not apply to obligations issued or guaranteed as to principal and interest by the US Government or its agencies or instrumentalities) at the close of each quarter of its taxable year.

Except as otherwise specifically noted above, the Fund's investment strategies are not fundamental and the Fund, with the approval of the Board of Directors, may change such strategies without the vote of shareholders.


Fundamental Restrictions


The Fund is subject to fundamental policies that place restrictions on certain types of investments. These policies cannot be changed except by vote of a majority of the outstanding voting securities of the Fund. Under these policies, the Fund may not:

..   Borrow money, except from banks for temporary purposes (such as meeting redemption requests or for extraordinary or emergency purposes but not for the purchase of portfolio securities) in an amount not to exceed 10% of the value of its total assets at the time the borrowing is made (not including the amount borrowed). The Fund will not purchase additional portfolio securities if the Fund has outstanding borrowings in excess of 5% of the value of its total assets;

..   Mortgage or pledge any of its assets, except to secure permitted borrowings noted above;

..   Invest more than 25% of total assets at market value in any one industry;
    except that municipal securities and securities of the US Government, its agencies, and instrumentalities are not considered an industry for purposes of this limitation;

..   Invest in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization or for the purpose of hedging the Fund's obligations under its deferred compensation plan for directors, and except to the extent permitted by
    Section 12 of the 1940 Act;

..   Purchase or hold any real estate, except that the Fund may invest in securities secured by real estate or interests therein or issued by persons (other than real estate investment trusts) which deal in real estate or interests therein;

..   Purchase or hold the securities of any issuer, if to its knowledge, directors or officers of the Fund individually owning beneficially more than 0.5% of the securities of that issuer own in the aggregate more than 5% of such securities;

..   Write or purchase put, call, straddle or spread options except that the
    Fund may acquire standby commitments; purchase securities on margin or sell "short"; or underwrite the securities of other issuers, except that the Fund may be deemed an underwriter in connection with the purchase and sale of portfolio securities;

..   Purchase or sell commodities or commodity contracts including futures contracts; or

..   Make loans, except to the extent that the purchase of notes, bonds or other evidences of indebtedness or deposits with banks may be considered loans.

The Fund also may not change its investment objective without shareholder approval.

Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a shareholders' meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

Under Rule 35d-1 of the 1940 Act, the Fund also may not change its investment strategy of investing at least 80% of its net assets in municipal securities that pay interest that is exempt from regular federal income taxes and regular personal income taxes of New Jersey without first providing notice to shareholders, as provided under Rule 35d-1(c) of the 1940 Act, at least 60 days prior to such change. This policy is not fundamental.

Temporary Defensive Position

In abnormal market conditions, if, in the judgment of the Fund, municipal securities satisfying the Fund's investment objectives may not be purchased, the Fund may, for defensive purposes, temporarily invest in instruments the interest on which is exempt from regular federal income taxes, but not state personal income taxes. Such securities would include those described under "New Jersey Municipal Securities" above that would otherwise meet the Fund's objectives.

Also, in abnormal market conditions, the Fund may invest on a temporary basis in fixed-income securities, the interest on which is subject to federal, state, or local income taxes, pending the investment or reinvestment in municipal securities of the proceeds of sales of shares or sales of portfolio securities, in order to avoid the necessity of liquidating portfolio investments to meet redemptions of shares by investors or where market conditions due to rising interest rates or other adverse factors warrant temporary investing for defensive purposes. Investments in taxable securities will be substantially in securities issued or guaranteed by the United States Government (such as bills, notes and bonds), its agencies, instrumentalities or authorities; highly-rated corporate debt securities (rated "Aa3" or better by Moody's or "AA-" or better by S&P); prime commercial paper (rated "P-1" by Moody's or "A-1+/A-1" by S&P); and certificates of deposit of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the US Government or state governments and the 50 largest foreign banks in terms of assets with branches or agencies in the United States. Investments in certificates of deposit of foreign banks and foreign branches of US banks may involve certain risks, including different regulation, use of different accounting procedures, political or other economic developments, exchange controls, or possible seizure or nationalization of foreign deposits.

Portfolio Turnover


Portfolio transactions will be undertaken principally to accomplish the Fund's objective in relation to anticipated movements in the general level of interest rates but the Fund may also engage in short-term trading consistent with its objective. Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the investment manager believes to be a temporary disparity in the normal yield relationship between the two securities. The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned during the year. Securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the calculation. The Fund's portfolio turnover rates for the fiscal years ended September 30, 2005 and 2004 were 2.53% and -0-%, respectively. The fluctuation in portfolio turnover rates of the Fund resulted from conditions in the New Jersey municipal market and bond market in general. The Fund's portfolio turnover rate will not be a limiting factor when the Fund deems it desirable to sell or purchase securities.

Disclosure of Portfolio Holdings


The Fund's full portfolio holdings, as well as portfolio weightings, are published quarterly, generally no sooner than 15 calendar days after the end of each calendar quarter on the website of the Fund's investment manager, J. & W. Seligman & Co. Incorporated ("Seligman")(www.seligman.com). In addition, the Fund's top 10 holdings and the aggregate weighting of the top 10 holdings are published monthly, generally no sooner than 5 days after the end of each month. Seligman employees may freely distribute the Fund's portfolio holdings information described above to third parties the day after such information appears on Seligman's website. The foregoing monthly and quarterly information will remain available on Seligman's website for at least 5 months from the end of the period shown.

In accordance with the policies and procedures approved by the Fund's Board of Directors, the Fund's portfolio holdings may be disclosed to certain parties prior to its public release if the disclosure is intended for research or other legitimate business purposes and the recipient is subject to a duty of confidentiality. Disclosures of portfolio holdings for such purposes (which may be on-going) are considered on a case-by-case basis, and the Fund's procedures require the prior written approval of the President or Chief Investment Officer of Seligman or the President of Seligman Advisors, Inc. ("Seligman Advisors") and the Fund's Chief Compliance Officer (the "CCO") before any such disclosure. In connection with the CCO's review and approval, the CCO considers whether such disclosure is in the best interest of shareholders. If prior approval is granted, the recipient must enter into a written agreement prior to the release of the Fund's portfolio holdings information that includes, among other things, a requirement that the holdings be kept confidential and places limits on the use of the information for trading purposes. The CCO, who reports directly to the Fund's Board of Directors regarding compliance with the Fund's policies, and Seligman's Chief Compliance Officer monitor compliance with this policy.

In addition, the Fund's policies expressly permit Seligman's employees to release the Fund's holdings information without a confidentiality agreement as necessary to facilitate the execution of securities transactions or to respond to questions about Seligman's views on individual securities or whether the Fund owns or does not own a particular security; provided, that individual securities weightings will not be disclosed unless such weightings are otherwise provided in the quarterly disclosure noted above. Portfolio managers (or their designees) may also disclose certain information about individual securities or information about a particular investment style on an occasional basis to third parties for research purposes, provided that the information does not include the name of the Fund or the weightings of particular securities unless otherwise provided in the quarterly disclosure noted above. The Fund may also permit their auditors to have access to the Fund's portfolio holdings as necessary in connection with their auditing services.

Currently, Seligman has entered into ongoing arrangements to disclose the Fund's portfolio holdings prior to the public disclosure of such information with the following third party research providers: Salomon Analytics Inc. and Standard & Poor's Securities Evaluations, Inc. The portfolio holdings are released to these research providers on an as-needed basis (including daily, if necessary). In addition, Seligman discloses the Fund's portfolio holdings to State Street Bank and Trust Company ("SSBT") in connection with back-office, custodial and/or administrative services provided by SSBT. All of the above mentioned disclosures have been approved by Seligman's President or Chief Investment Officer and the Fund's CCO and are made pursuant to the terms of confidentiality agreements or provisions that prohibit the disclosure and restrict the use of the holdings information. No compensation is received by any party in consideration of the disclosure of the Fund's portfolio holdings pursuant to these arrangements.


                            Management of the Fund

Board of Directors

The Board of Directors provides broad supervision over the affairs of the Fund.

Management Information


Information with respect to the Directors and officers of the Fund is shown below. Unless otherwise indicated, their addresses are 100 Park Avenue, New York, New York 10017.

                                                                                                   Number
                                                                                                     of
                                                                                                 Portfolios
                           Term of                                                                in Fund
                          Office and                                                              Complex
                          Length of                                                               Overseen
Name, (Age), Position(s)     Time     Principal Occupation(s) During Past 5 Years, Directorships     by
With Fund                  Served*                      and Other Information                     Director
------------------------ ------------ ---------------------------------------------------------- ----------

                                           INDEPENDENT DIRECTORS

John R. Galvin (76)      1995 to Date    Dean Emeritus, Fletcher School of Law and                   58
Director                                 Diplomacy at Tufts University; Director or Trustee
                                         of each of the investment companies of the
                                         Seligman Group of Funds**; and Chairman
                                         Emeritus, American Council on Germany.
                                         Formerly, Director, Raytheon Co. (defense and
                                         commercial electronics); and Governor of the
                                         Center for Creative Leadership. From February
                                         1995 until June 1997, he was a Director, USLIFE
                                         Corporation (life insurance). From June 1987 to
                                         June 1992, he was the Supreme Allied
                                         Commander, NATO and the Commander-in-Chief,
                                         United States European Command.

Alice S. Ilchman (70)    1991 to Date    President Emerita, Sarah Lawrence College;                  58
Director                                 Director or Trustee of each of the investment
                                         companies of the Seligman Group of Funds**;
                                         Director, Jeannette K. Watson Summer Fellowship
                                         (summer internships for college students); Trustee,
                                         the Committee for Economic Development;
                                         Governor, Court of Governors, London School of
                                         Economics; and Director, Public Broadcasting
                                         Service (PBS). Formerly, Trustee, Save the
                                         Children (non-profit child assistance organization);
                                         Chairman, The Rockefeller Foundation (charitable
                                         foundation); and Director (from September 1987
                                         until September 1997), New York Telephone
                                         Company.

Frank A. McPherson (72)  1995 to Date    Retired Chairman of the Board and Chief                     58
Director                                 Executive Officer of Kerr-McGee Corporation
                                         (diversified energy and chemical company);
                                         Director or Trustee of each of the investment
                                         companies of the Seligman Group of Funds**; and
                                         Director, ConocoPhillips (integrated international
                                         oil corporation), Integris Health (owner of various
                                         hospitals), Oklahoma Chapter of the Nature
                                         Conservancy, Oklahoma Medical Research
                                         Foundation, Boys and Girls Clubs of Oklahoma,
                                         Oklahoma City Public Schools Foundation and
                                         Oklahoma Foundation for Excellence in Education.
                                         Formerly, Director, BOK Financial (bank holding
                                         company), Kimberly-Clark Corporation (consumer
                                         products) and Director (from 1990 until 1994), the
                                         Federal Reserve System's Kansas City Reserve
                                         Bank.

Betsy S. Michel (63)     1988 to Date    Attorney; Director or Trustee of each of the                58
Director                                 investment companies of the Seligman Group of
                                         Funds**; and Trustee, The Geraldine R. Dodge
                                         Foundation (charitable foundation). Formerly,
                                         Chairman of the Board of Trustees of St. George's
                                         School (Newport, RI) and Trustee, World
                                         Learning, Inc. (international educational training).

Leroy C. Richie (64)     2000 to Date    Chairman and Chief Executive Officer, Q                     57
Director                                 Standards Worldwide, Inc. (library of technical
                                         standards); Director or Trustee of each of the
                                         investment companies of the Seligman Group of
                                         Funds** (with the exception of Seligman Cash
                                         Management Fund, Inc.); Director, Kerr-McGee
                                         Corporation (diversified energy and chemical
                                         company) Infinity, Inc. (oil and gas services and
                                         exploration); and Director and Chairman, Highland
                                         Park Michigan Economic Development Corp.
                                         Formerly, Trustee, New York University Law
                                         Center Foundation; Vice Chairman, Detroit
                                         Medical Center; Chairman and Chief Executive
                                         Officer, Capital Coating Technologies, Inc.
                                         (applied coating technologies); and Vice President
                                         and General Counsel (from 1990 until 1997),
                                         Automotive Legal Affairs, Chrysler Corporation.

Robert L. Shafer (73)    1988 to Date    Ambassador and Permanent Observer of the                    58
Director                                 Sovereign and Military Order of Malta to the
                                         United Nations and Director or Trustee of each of
                                         the investment companies of the Seligman Group
                                         of Funds**. Formerly, Director (from May 1987
                                         until June 1997), USLIFE Corporation (life
                                         insurance) and Vice President (from December
                                         1973 until January 1996), Pfizer Inc.
                                         (pharmaceuticals).

James N. Whitson (70)    1993 to Date    Retired Executive Vice President and Chief                  58
Director                                 Operating Officer, Sammons Enterprises, Inc. (a
                                         diversified holding company); Director or Trustee
                                         of each of the investment companies of the
                                         Seligman Group of Funds**; and Director,
                                         CommScope, Inc. (manufacturer of coaxial cable).
                                         Formerly, Director and Consultant, Sammons
                                         Enterprises, Inc. and Director, C-SPAN (cable
                                         television networks).

                                                                                                     Number
                                                                                                       of
                                                                                                   Portfolios
                             Term of                                                                in Fund
                            Office and                                                              Complex
                            Length of                                                               Overseen
Name, (Age), Position(s)       Time     Principal Occupation(s) During Past 5 Years, Directorships     by
With Fund                    Served*                      and Other Information                     Director
------------------------   ------------ ---------------------------------------------------------- ----------

                                 INTERESTED DIRECTORS AND PRINCIPAL OFFICERS

William C. Morris*** (67)  1988 to Date   Chairman, J. & W. Seligman & Co. Incorporated;              58
Director and                              Chairman of the Board and Director or Trustee of
Chairman of                               each of the investment companies of the Seligman
the Board                                 Group of Funds**; Chairman, Seligman Advisors,
                                          Inc., Seligman Services, Inc., and Carbo Ceramics
                                          Inc. (manufacturer of ceramic proppants for oil and
                                          gas industry); Director, Seligman Data Corp. and
                                          President and Chief Executive Officer, The
                                          Metropolitan Opera Association. Formerly,
                                          Director, Kerr-McGee Corporation (diversified
                                          energy and chemical company) and Chief
                                          Executive Officer of each of the investment
                                          companies of the Seligman Group of Funds.

Brian T. Zino*** (53)       Dir.: 1993    Director and President, J. & W. Seligman & Co.              58
Director, President          to Date      Incorporated; Chief Executive Officer, President
and Chief                  Pres.: 1995    and Director or Trustee of each of the investment
Executive Officer            to Date      companies of the Seligman Group of Funds**;
                            CEO.: 2002    Director, Seligman Advisors, Inc. and Seligman
                             to Date      Services, Inc.; Chairman, Seligman Data Corp.;
                                          Member of the Board of Governors of the
                                          Investment Company Institute; and Director
                                          (formerly Vice Chairman), ICI Mutual Insurance
                                          Company.

Thomas G. Moles (63)       1988 to Date   In addition to his responsibilities in respect of the       N/A
Vice President and                        Fund, he is Director and Managing Director, J. &
Co-Portfolio Manager                      W. Seligman & Co. Incorporated; Vice President
                                          and Co-Portfolio Manager, Seligman Municipal
                                          Fund Series, Inc., Seligman Municipal Series Trust
                                          and Seligman Pennsylvania Municipal Fund Series;
                                          Executive Vice President and Co-Portfolio
                                          Manager, Seligman Quality Municipal Fund, Inc.
                                          and Seligman Select Municipal Fund, Inc., two
                                          closed-end investment companies; and Director,
                                          Seligman Advisors, Inc. and Seligman Services,
                                          Inc. Formerly, President, Seligman Quality
                                          Municipal Fund, Inc. and Seligman Select
                                          Municipal Fund, Inc.

Eileen A. Comerford (47)   2003 to Date   In addition to her responsibilities in respect of the       N/A
Vice President and                        Fund, she is Senior Vice President, Investment
Co-Portfolio Manager                      Officer, J. & W. Seligman & Co. Incorporated;
                                          Vice President and Co-Portfolio Manager,
                                          Seligman Municipal Fund Series, Inc., Seligman
                                          Municipal Series Trust, Seligman Pennsylvania
                                          Municipal Fund Series, Seligman Quality
                                          Municipal Fund, Inc. and Seligman Select
                                          Municipal Fund, Inc.

Thomas G. Rose (48)        2000 to Date   Managing Director, Chief Financial Officer and              N/A
Vice President                            Treasurer, J. & W. Seligman & Co. Incorporated;
                                          Senior Vice President, Finance, Seligman
                                          Advisors, Inc. and Seligman Data Corp.; Vice
                                          President of each of the investment companies of
                                          the Seligman Group of Funds**, and Vice
                                          President, Seligman Services, Inc. and Seligman
                                          International, Inc.

Lawrence P. Vogel (49)      V.P.: 1992    Senior Vice President and Treasurer, Investment             N/A
Vice President and           to Date      Companies, J. & W. Seligman & Co. Incorporated;
Treasurer                  Treas.: 2000   Vice President and Treasurer of each of the
                             to Date      investment companies of the Seligman Group of
                                          Funds** and Treasurer, Seligman Data Corp.

Frank J. Nasta (41)        1994 to Date   Director, Managing Director, General Counsel and            N/A
Secretary                                 Corporate Secretary, J. & W. Seligman & Co.
                                          Incorporated; Secretary, of each of the investment
                                          companies of the Seligman Group of Funds**; and
                                          Corporate Secretary, Seligman Advisors, Inc.,
                                          Seligman Services, Inc., Seligman International,
                                          Inc. and Seligman Data Corp.

Eleanor T.M. Hoagland (54) 2004 to Date   Managing Director, J. & W Seligman & Co.                    N/A
Vice President and                        Incorporated; and Vice President and Chief
Chief Compliance                          Compliance Officer for each of the investment
Officer                                   companies of the Seligman Group of Funds**.


--------
* Each Director serves for an indefinite term, until the election and qualification of a successor or until his or her earlier death, resignation or removal. Each officer is elected annually by the Board.

** The Seligman Group of Funds currently consists of twenty-four registered investment companies.

*** Mr. Morris and Mr. Zino are considered "interested persons" of the Fund, as defined in the 1940 Act, by virtue of their positions with J. & W.
    Seligman & Co. Incorporated and its affiliates.

Mr. Whitson is a director of a private company that indirectly controls a broker-dealer and has an option to acquire control of another broker-dealer in 2007. Both broker-dealers distribute the Fund's shares.

The standing committees of the Board include the Board Operations Committee, Audit Committee and Director Nominating Committee. These Committees are comprised solely of Directors who are not "interested" persons of the Fund as that term is defined in the 1940 Act. The duties of these Committees are described below.


Board Operations Committee. This Committee has authority generally to direct the operations of the Board, including the nomination of members of other Board Committees and the selection of legal counsel for the Fund. The Committee met five times during the fiscal year ended September 30, 2005. Members of the Committee are Messrs. McPherson (Chairman), Galvin, Richie, Shafer and Whitson, and Dr. Ilchman and Ms. Michel.

Audit Committee. This Committee recommends the independent public accountants for selection as auditors by the Board annually. In addition, the Committee assists the Board in its oversight of the Fund's financial reporting process and operates pursuant to a written charter. The Committee met twice during the fiscal year ended September 30, 2005. Members of the Committee are Messrs. Whitson (Chairman), Galvin and Richie, and Ms. Michel.

Director Nominating Committee. This Committee selects and nominates persons for election as Directors by the Board. In addition, if a shareholder meeting is held where Directors are to be elected, the Committee will select and nominate persons for election as Directors at such shareholder meeting. The Committee may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Directors of the Fund occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Fund. The Committee met once during the fiscal year ended September 30, 2005. Members of the Committee are Messrs. Shafer (Chairman) and McPherson, and Dr. Ilchman.


Beneficial Ownership of Shares


As of December 31, 2005, the Directors beneficially owned shares in the Fund and the Seligman Group of Funds as follows:



                                                     Aggregate Dollar Range of Shares
                   Dollar Range of Fund Shares Owned Owned by Director in the Seligman
Name                          By Director                     Group of Funds
----               --------------------------------- ---------------------------------
                         INDEPENDENT DIRECTORS
John R. Galvin                   None                        $50,001-$100,000
Alice S. Ilchman                 None                         Over $100,000
Frank A. McPherson               None                         Over $100,000
Betsy S. Michel                  None                         Over $100,000
Leroy C. Richie                  None                        $10,001-$50,000
Robert L. Shafer                 None                         Over $100,000
James N. Whitson                 None                         Over $100,000
                         INTERESTED DIRECTORS
William C. Morris                None                         Over $100,000
Brian T. Zino                Over $100,000                    Over $100,000

Compensation


                                                Pension or      Total Compensation
                                Aggregate   Retirement Benefits   from Funds and
Name and                      Compensation  Accrued as Part of   Fund Complex Paid
Position with Fund            from Fund (1)    Fund Expenses    to Directors (1)(2)
------------------            ------------- ------------------- -------------------
Robert B. Catell, Director(3)    $  694             N/A             $    91,500
John R. Galvin, Director            761             N/A                 102,000
Alice S. Ilchman, Director          734             N/A                  99,000
Frank A. McPherson, Director        734             N/A                  99,000
John E. Merow, Director(4)          490             N/A                  66,578
Betsy S. Michel, Director           828             N/A                 108,000
Leroy C. Richie, Director           831             N/A                 108,000
Robert L. Shafer, Director          734             N/A                  99,000
James N. Whitson, Director          761             N/A                 102,000

--------

(1) For the Fund's fiscal year ended September 30, 2005.
(2) At September 30, 2005, the Seligman Group of Funds consisted of twenty-four investment companies.
(3) Mr. Catell retired as a member of the Board of Directors effective on November 28, 2005.
(4) Mr. Merow retired as a member of the Board of Directors effective on May 19, 2005.

No compensation is paid by the Fund to Directors or officers of the Fund who are employees of Seligman.


The Fund has adopted a deferred compensation plan under which independent directors may elect to defer receiving their fees. A director who has elected deferral of his or her fees may choose a rate of return equal to either (1) the interest rate on short-term Treasury Bills, or (2) the rate of return on the shares of certain of the investment companies advised by Seligman, as designated by the director. The cost of such fees and earnings is included in directors' fees and expenses, and the accumulated balance thereof is included in accrued expenses and other liabilities in the Fund's financial statements.


Mr. Whitson had previously deferred compensation pursuant to a deferred compensation plan. Mr. Whitson no longer defers his current compensation; however, he has accrued deferred compensation (including earnings/losses) in respect of the Fund in the amount of $15,556, as of September 30, 2005.
Mr. Whitson's accrued deferred compensation in respect of the Fund was $15,695.58 as of December 31, 2005, all of which was paid to him in January 2006.

Mr. Merow had previously deferred compensation pursuant to the deferred compensation plan; however, he had stopped deferring his current compensation prior to his retirement. The accrued balance of deferred compensation (including earnings/losses) in respect of the Fund as of December 31, 2004 was $3,905.09, all of which was paid to him in January 2005.


The Fund may, but is not obligated to, purchase shares of the other funds in the Seligman Group of Funds to hedge its obligations in connection with the deferred compensation plan.

Class A shares of the Fund may be issued without a sales charge to present and former directors (and their family members) of the Fund. Class A shares may be sold at net asset value to these persons since such sales require less sales effort and lower sales-related expenses as compared with sales to the general public.

Code of Ethics


Seligman, Seligman Advisors, their subsidiaries and affiliates, and the Seligman Group of Funds have adopted a Code of Ethics that sets forth the circumstances under which officers, directors and employees (collectively, "Employees") are permitted to engage in personal securities transactions. The Code of Ethics proscribes certain practices with regard to personal securities transactions and personal dealings, provides a framework for the reporting and monitoring of personal securities transactions by Seligman's Chief Compliance Officer, and sets forth a procedure of identifying, for disciplinary action, those individuals who violate the Code of Ethics. The Code of Ethics prohibits Employees (including all investment team members) from purchasing or selling any security or an equivalent security that is being purchased or sold by any client, or where the Employee intends, or knows of another's intention, to purchase or sell a security on behalf of a client. The Code also prohibits all Employees from acquiring securities in a private placement or in an initial or secondary public offering, unless prior approval has been obtained from Seligman's Chief Compliance Officer.

The Code of Ethics prohibits (1) each portfolio manager or member of an investment team from purchasing or selling any security within seven calendar days either before or after the purchase or sale of the security by a client's account (including investment company accounts) that the portfolio manager or investment team manages; (2) each Employee from profiting from short-term trading (a profitable purchase and sale or vice-versa within 60 days); and
(3) each member of an investment team from profiting from short sales of a security if, at that time, any client managed by that team has a long position in that security. Any profit realized pursuant to any of these prohibitions must be disgorged to a charitable organization.


Employees are required, except under very limited circumstances, to engage in personal securities transactions through a broker-dealer designated by Seligman. All Employee personal securities transactions must be pre-cleared by Seligman's compliance system. This system is designed to prevent transactions in securities that would conflict with the interests of clients. All Employees are also required to disclose all securities beneficially owned by them upon commencement of employment and at the end of each calendar year.


A copy of the Code of Ethics is on public file with, and is available upon request from, the SEC. You can access it through the SEC's Internet site, www.sec.gov.

              Control Persons and Principal Holders of Securities

Control Persons


As of January 3, 2006, there was no person or persons who controlled the Fund, either through significant ownership of Fund shares or any other means of control.


Principal Holders


As of January 3, 2006, the following principal holders owned of record 5% or more of the then outstanding shares of capital stock of a Class of shares of the Fund:



                                                               Percentage of
                                                                   Total
    Name and Address                                     Class  Shares Held
    ----------------                                     ----- -------------
    MLPF&S FBO Customers, Attn: Fund Administration,       A        9.77%
    4800 Deer Lake Drive East, Jacksonville, FL 32246

    Citigroup Global House Accounts, Attn Peter Booth,     C       24.83%
    7th Floor, 333 West 34th Street, New York, NY 10001

    NFS LLC FEBO Freeman Trust, 356 Redmond                C       17.13%
    Road, South Orange, NJ 07079

    UBS Financial Services Inc., FBO Frimmel JTWROS,       C       10.36%
    95 W. 35th Street, Bayonne, NJ 07002

    Pershing LLC, PO Box 2052, Jersey City, NJ07303-9998   C        6.77%

    UBS Financial Services Inc., FBO Accounts, 37          C        5.57%
    Bramshill Drive, Mahwah, NJ 07430

    MLPF&S FBO Customers, Attn: Fund Administration,       D       35.68%
    4800 Deer Lake Drive East, Jacksonville, FL 32246

    The Powelsons, Subject to State TOD Rules, 39640       D       22.53%
    Regency Way, Palm Desert, CA 92211


Management Ownership


As of January 3, 2006, Directors and officers of the Fund as a group owned 1.71% of the Fund's Class A shares of the then outstanding shares of capital stock of the Fund. As of the same period, Directors and officers of the Fund did not own any Class C or Class D shares of the then outstanding shares of capital stock of the Fund.

                    Investment Advisory and Other Services

Investment Manager


Subject to the control of the Fund's Board of Directors, Seligman manages the investment of the assets of the Fund and administers its business and other affairs pursuant to a management agreement approved by the Board of Directors and the initial shareholders of the Fund ("Management Agreement"). Seligman also serves as investment manager to twenty-three other US registered investment companies which, together with the Fund, make up the "Seligman Group of Funds." There are no other management-related service contracts under which services are provided to the Fund. No person or persons, other than the directors, officers or employees of Seligman and the Fund, regularly advise the Fund with respect to the Fund's investments.

Seligman is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions, and corporations. Mr. William C. Morris, Chairman of Seligman and Chairman of the Board of Directors of the Fund, owns a majority of the outstanding voting securities of Seligman and is a controlling person of Seligman.


All of the officers of the Fund listed above are officers or employees of Seligman. Their affiliations with the Fund and with Seligman are provided under their principal business occupations.


The Fund pays Seligman a management fee for its services, calculated daily and payable monthly. The management fee is equal to 0.50% per annum of the Fund's average daily net assets. For the fiscal years ended September 30, 2005, 2004 and 2003, the Fund paid Seligman management fees in the amount of $218,603, $253,881 and $271,568, respectively.

The Fund pays all of its expenses other than those assumed by Seligman, including shareholder services and distribution fees, fees and expenses of independent attorneys and auditors, taxes and governmental fees, including fees and expenses of qualifying the Fund and its shares under federal and state securities laws, cost of stock certificates and expenses of repurchase or redemption of shares, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of printing and filing reports and other documents with governmental agencies, expenses of shareholders' meetings, expenses of corporate data processing and related services, shareholder recordkeeping and shareholder account services, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of Directors of the Fund not employed by or serving as a director of Seligman or its affiliates, insurance premiums, interest on borrowings and extraordinary expenses such as litigation expenses.


The Management Agreement also provides that Seligman will not be liable to the Fund for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing its duties under the Management Agreement, except for willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Management Agreement.

The Management Agreement was unanimously approved by the Board of Directors at a Meeting held on October 11, 1988 and was also approved by the shareholders at a meeting held on December 16, 1988. The Management Agreement will continue in effect until December 29 of each year if (1) such continuance is approved in the manner required by the 1940 Act (i.e., by a vote of a majority of the Directors or of the outstanding voting securities of the Fund and by a vote of a majority of the Directors who are not parties to the Management Agreement or interested persons of any such party) and (2) Seligman shall not have notified the Fund at least 60 days prior to December 29 of each year that it does not desire such continuance. The Management Agreement may be terminated by the Fund, without penalty, on 60 days' written notice to Seligman and will terminate automatically in the event of its assignment. The Fund has agreed to change its name upon termination of its Management Agreement if continued use of the name would cause confusion in the context of Seligman's business.


At the November 17, 2005 Board of Directors meeting, the Board unanimously approved the continuance of the Management Agreement. In preparation for these meetings, the Board requested and evaluated extensive materials from Seligman, including performance and expense information for other investment companies derived from data compiled by third parties, and the Independent Directors conferred with their counsel at the meeting prior to voting. In their determinations with respect to continuance of the Management Agreement, the Board considered their overall relationship with Seligman and their confidence in Seligman's integrity and competence. In addition, they considered many factors, including, but not limited to: (1) comparative performance information versus other similar investment companies; (2) the nature, extent and quality of investment services and administrative services rendered by Seligman; (3) payments received by Seligman from all sources involving both the Fund and all other Seligman investment companies; (4) costs borne by, and profitability of, Seligman and its affiliates in providing services of all types to the Fund and all other Seligman investment companies;
(5) comparative fee and expense data versus other similar investment companies;
(6) Seligman's practices regarding allocation of portfolio transactions and soft dollars; (7) portfolio turnover of the Fund compared to other similar investment companies; (8) Seligman's willingness to consider and, when desirable, implement organizational and operational changes designed to improve investment results; (9) fall-out benefits which Seligman and its affiliates receive from Seligman's relationship to the Fund; (10) potential economies of scale as asset levels increase and whether fee levels reflect such economies;
(11) information about revenue sharing arrangements Seligman has entered into;
(12) the professional experience and qualifications of the portfolio management team and other Seligman senior personnel; and (13) the terms of the Management Agreement. The Board also considered the status of the regulatory investigations (and related matters) of the SEC and Attorney General of the State of New York relating to market timing. In its deliberations, the Board did not identify any particular information that was all-important or controlling and Directors attributed different weights to the various factors. Rather, the Board evaluated all information available to it and determined that the overall arrangements between the Fund and Seligman, as reflected under the Management Agreement, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board (and each Director) considered relevant in the exercise of its (or such Director's) reasonable judgment.


Certain of the factors addressed by the Board in reaching its determination are discussed in more detail below.


Portfolio Performance. The Board of Directors considered the performance of the Fund as compared to the performance of other comparable investment companies. Directors also considered the nature and quality of the investment advice rendered by Seligman. In addition to the information received by the Directors in connection with the November 17, 2005 Board of Directors meeting, the Board receives detailed information related to performance of the Fund at each Board meeting during the year.


Expenses of the Fund. The Board also considered the management fee rate paid by the Fund to Seligman and the other expenses of the Fund, in comparison to both the quality of services provided and the fees and expenses of funds with similar characteristics.


Costs of Providing Service and Profitability. The Directors reviewed information concerning profitability of Seligman's investment advisory and investment company activities and its financial condition based on results for 2004 and 2005 (through September 30) and estimates for full-year 2005. The information considered by the Board of Directors included operating profit margin information for Seligman's investment company business alone (i.e., excluding results of its affiliates) and on a consolidated basis. The Board of Directors also reviewed profitability data and estimated profitability data for each of the Seligman investment companies. The Board of Directors reviewed certain assumptions and methods of allocation used by Seligman in preparing the profitability data. While Seligman believes that the methods of allocation used were reasonable, there are limitations inherent in allocating costs to multiple individual advisory products served by an organization such as Seligman's where each of the advisory products draws on, and benefits from, the research and other resources of the organization.


Fall-Out Benefits. The Directors considered the services provided to the Fund and its shareholders by Seligman Services, Inc. ("Seligman Services"), an affiliate of Seligman, and the 12b-1 fees the Fund pays to Seligman Services in respect of shares of the Fund held in accounts for which there would not otherwise be a broker of record.

Principal Underwriter

Seligman Advisors, an affiliate of Seligman, 100 Park Avenue, New York, New York 10017, acts as general distributor of the shares of the Fund and of the other mutual funds in the Seligman Group. Seligman Advisors is an "affiliated person" (as defined in the 1940 Act) of Seligman, which is itself an affiliated person of the Fund. Those individuals identified above under "Management Information" as directors or officers of both the Fund and Seligman Advisors are affiliated persons of both entities.

Services Provided by the Investment Manager

Under the Management Agreement, dated December 29, 1988, subject to the control of the Board of Directors, Seligman manages the investment of the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund's investment objectives and policies, and administers their business and other affairs. Seligman provides the Fund with such office space, administrative and other services and executive and other personnel as are necessary for Fund operations. Seligman pays all of the compensation of directors of the

Fund who are employees or consultants of Seligman and of the officers and employees of the Fund. Seligman also provides senior management for Seligman Data Corp. ("SDC"), the Fund's shareholder service agent.

Service Agreements

There are no other management-related service contracts under which services are provided to the Fund.

Other Investment Advice


No person or persons, other than directors, officers, or employees of Seligman, regularly advise the Fund or Seligman with respect to the Fund's investments.


Dealer Reallowances

Dealers and financial advisors receive a percentage of the initial sales charge on sales of Class A shares and Class C shares of the Fund, as set forth below:

Class A shares:

                                                            Regular Dealer
                            Sales Charge     Sales Charge    Reallowance
                              as a % of      as a % of Net    as a % of
      Amount of Purchase  Offering Price(1) Amount Invested Offering Price
      ------------------  ----------------- --------------- --------------
      Less than $50,000         4.75%            4.99%           4.25%
      $50,000 - $99,999         4.00             4.17            3.50
      $100,000 - $249,999       3.50             3.63            3.00
      $250,000 - $499,999       2.50             2.56            2.25
      $500,000 - $999,999       2.00             2.04            1.75
      $1,000,000 and over          0                0               0

(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

Class C shares:

                                                            Regular Dealer
                            Sales Charge     Sales Charge    Reallowance
                              as a % of      as a % of Net    as a % of
      Amount of Purchase  Offering Price(1) Amount Invested Offering Price
      ------------------  ----------------- --------------- --------------
      Less than $100,000        1.00%            1.01%           1.00%
      $100,000 - $249,000       0.50             0.50            0.50
      $250,000 - $999,999          0                0               0

(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge. There is no sales charge on Class C shares sold by Level Load Intermediaries (as defined below).


Seligman Services, an affiliate of Seligman, is a limited purpose broker/dealer. Seligman Services is eligible to receive commissions from certain sales of Fund shares. For the fiscal years ended September 30, 2005, 2004 and 2003, Seligman Services received commissions of $215, $18 and $2,352, respectively.


Rule 12b-1 Plan

The Fund has adopted an Administration, Shareholder Services and Distribution Plan ("12b-1 Plan") in accordance with Section 12(b) of the 1940 Act and Rule 12b-1 thereunder.

Under the 12b-1 Plan, the Fund may pay to Seligman Advisors an administration, shareholder services and distribution fee in respect of the Fund's Class A, Class C, and Class D shares. Payments under the 12b-1 Plan may include, but are not limited to: (1) compensation to securities dealers and other organizations ("Service Organizations") for providing distribution assistance with respect to assets invested in the Fund; (2) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Fund shareholders; and (3) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and defraying Seligman Advisors' costs incurred in connection with its marketing efforts with respect to shares of the Fund. Seligman, in its sole discretion, may also make similar payments to Seligman Advisors from its own resources, which may include the management fee that Seligman receives from the Fund. Payments made by the Fund under the 12b-1 Plan are intended to be used to encourage sales of the Fund, as well as to discourage redemptions.

Fees paid by the Fund under the 12b-1 Plan with respect to any class of shares may not be used to pay expenses incurred solely in respect of any other class or any other Seligman fund. Expenses attributable to more than one class of the Fund are allocated between the classes in accordance with a methodology approved by the Fund's Board of Directors. The Fund may participate in joint distribution activities with other Seligman funds, and the expenses of such activities will be allocated among the applicable funds based on relative sales, in accordance with a methodology approved by the Board.

Class A


Under the 12b-1 Plan, the Fund, with respect to Class A shares, is authorized to pay monthly to Seligman Advisors a service fee at an annual rate of up to 0.25% of the average daily net asset value of the Class A shares. This fee is used by Seligman Advisors exclusively to make payments to Service Organizations which have entered into agreements with Seligman Advisors. Such Service Organizations receive from Seligman Advisors a continuing fee of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of Class A shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The fee payable to Service Organizations from time to time shall, within such limits, be determined by the Directors of the Fund. The Fund is not obligated to pay Seligman Advisors for any such costs it incurs in excess of the fee described above. No expense incurred in one fiscal year by Seligman Advisors with respect to Class A shares of the Fund may be paid from Class A 12b-1 fees received from the Fund in any other fiscal year. If the Fund's 12b-1 Plan is terminated in respect of Class A shares, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class A shares. The total amount paid by the Fund to Seligman Advisors in respect of Class A shares for the fiscal year ended September 30, 2005 was $95,308, equivalent to 0.24% of the Class A shares' average daily net assets.


Class C


Under the 12b-1 Plan, the Fund, with respect to Class C shares, is authorized to pay monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class C shares. This fee is used by Seligman Advisors as follows: During the first year following the sale of Class C shares, a distribution fee of 0.75% of the average daily net assets attributable to Class C shares is used, along with any CDSC proceeds during the first eighteen months (twelve months in the case of investors purchasing Class C shares through Level Load Intermediaries (as defined under "Purchase, Redemption and Pricing of Shares")), to (1) reimburse Seligman Advisors for its payment at the time of sale of Class C shares of a 1.25% sales commission to Service Organizations (0.75% in the case of investors purchasing Class C shares through Level Load Intermediaries), and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class C shares, a service fee of up to 0.25% of the average daily net assets attributable to such Class C shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class C shares of a service fee of 0.25% of the net asset value of the Class C shares sold (for shareholder services to be provided to Class C shareholders over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class C shares, the entire 12b-1 fee attributable to such Class C shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Fund. The total amount paid by the Fund to Seligman Advisors in respect of Class C shares for the fiscal year ended September 30, 2005 was $35,720, equivalent to 1% per annum of the Class C shares' average daily net assets.


The amounts expended by Seligman Advisors in any one year with respect to Class C shares of the Fund may exceed the 12b-1 fees paid by the Fund in that year. The Fund's 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class C shares in one fiscal year to be paid from Class C 12b-1 fees in any other fiscal year; however, in any fiscal year the Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.

As of September 30, 2005, Seligman Advisors incurred $93,376 of expenses in respect of the Fund's Class C shares that were not reimbursed from amounts received from the Fund's 12b-1 Plan. This amount is equal to 2.70% of the net assets of Class C shares at September 30, 2005.


If the 12b-1 Plan is terminated in respect of Class C shares of the Fund, no amounts (other than amounts accrued by not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class C shares.

Class D


Under the 12b-1 Plan, the Fund, with respect to Class D shares, is authorized to pay monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class D shares. This fee is used by Seligman Advisors as follows: During the first year following the sale of Class D shares, a distribution fee of 0.75% of the average daily net assets attributable to such Class D shares is used, along with any CDSC proceeds, to
(1) reimburse Seligman Advisors for its payment at the time of sale of Class D shares of a 0.75% sales commission to Service Organizations, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class D shares, a service fee of up to 0.25% of the average daily net assets attributable to such Class D shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class D shares of a service fee of 0.25% of the net asset value of the Class D shares sold (for shareholder services to be provided to Class D shareholders over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class D shares, the entire 12b-1 fee attributable to such Class D shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Fund. The total amount paid by the Fund to Seligman Advisors in respect of Class D shares for the fiscal year ended September 30, 2005 was $9,691, equivalent to 1% per annum of the Class D shares' average daily net assets.


The amounts expended by Seligman Advisors in any one year with respect to Class D shares of the Fund may exceed the 12b-1 fees paid by the Fund in that year. The Fund's 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class D shares in one fiscal year to be paid from Class D 12b-1 fees received from the Fund in any other fiscal year; however, in any fiscal year the Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.


As of September 30, 2005 Seligman Advisors incurred $62,459 of expenses in respect of the Fund's Class D shares that were not reimbursed from amounts received from the Fund's 12b-1 Plan. This amount is equal to 6.79% of the net assets of Class D shares at September 30, 2005.


If the 12b-1 Plan is terminated in respect of Class D shares of the Fund, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class D shares.


Payments made by the Fund under the 12b-1 Plan for the fiscal year ended September 30, 2005, were spent on the following activities in the following amounts:



                                            Class A Class C Class D
                                            ------- ------- -------
             Compensation to underwriters   $   -0- $ 2,361 $  354
             Compensation to broker/dealers  95,308  33,359  9,337


The 12b-1 Plan was approved on January 12, 1988 by the Board of Directors, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan ("Qualified Directors") and was approved by shareholders of the Fund December 16, 1988. Amendments to the Plan were approved in respect of the Class D shares on November 18, 1993 by the Directors, including a majority of the Qualified Directors, and became effective with respect to the Class D shares on February 1, 1994. The 12b-1 Plan was approved in respect of Class C shares on May 20, 1999 by the Directors, including a majority of the Qualified Directors, and became effective in respect of the Class C shares on June 1, 1999. The 12b-1 Plan will continue in effect until December 31 of each year so long as such continuance is approved annually by a majority vote of both the Directors and the Qualified Directors, cast in person at a meeting called for the purpose of voting on such approval. The 12b-1 Plan may not be amended to increase materially the amounts payable under the terms of the

12b-1 Plan without the approval of a majority of the outstanding voting securities of the Fund and no material amendment to the 12b-1 Plan may be made except with the approval of a majority of both the Directors and the Qualified Directors in accordance with the applicable provisions of the 1940 Act and the rules thereunder.

The 12b-1 Plan requires that the Treasurer of the Fund shall provide to the Directors, and the Directors shall review at least quarterly, a written report of the amounts expended (and purposes therefor) made under the 12b-1 Plan. Rule 12b-1 also requires that the selection and nomination of Directors who are not "interested persons" of the Fund be made by such disinterested Directors.


Seligman Services acts as a broker/dealer of record for shareholder accounts that do not have a designated financial advisor. As such, it receives compensation from the Fund pursuant to the 12b-1 Plan for providing personal services and account maintenance to such accounts and other distribution services. For the fiscal years ended September 30, 2005, 2004 and 2003, Seligman Services received distribution and service fees of $15,057, $12,562 and $11,996, respectively, from the Fund pursuant to the 12b-1 Plan.


Other Service Providers


SDC, which is owned by certain other investment companies in the Seligman Group, is the shareholder service agent and dividend-paying agent for the Fund. SDC charges the Fund at cost for its services. These costs may include amounts paid by SDC to financial intermediaries and other third parties who provide sub-transfer agency services. Certain officers and directors of the Fund are also officers and directors of SDC.

                              Portfolio Managers

For purposes of this discussion, each member of the portfolio team is referred to as a "portfolio manager." The following table sets forth certain additional information with respect to the portfolio managers of the Fund. Unless noted otherwise, all information is provided as of September 30, 2005.

Other Accounts Managed by Portfolio Managers. The table below identifies, for the portfolio managers, the number of accounts managed (other than the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. None of the accounts noted below have an advisory fee based on the performance of the account.



                        Registered Investment        Other Pooled
Portfolio Manager             Companies           Investment Vehicles           Other Accounts
-----------------   ----------------------------- ------------------- -----------------------------------

Thomas G. Moles     20 Registered Investment      0 Pooled Investment 5 Other Accounts with approximately
                    Companies with                Vehicles.           $696,000 in total assets under
                    approximately $1,330                              management.
                    million in total assets under
                    management.

Eileen A. Comerford 20 Registered Investment      0 Pooled Investment 3 Other Accounts with approximately
                    Companies with                Vehicles.           $565,000 in total assets under
                    approximately $1,330                              management.
                    million in total assets under
                    management.



Compensation/Material Conflicts of Interest. Set forth below is an explanation of the structure of, and method(s) used to determine portfolio manager compensation. Also set forth below is an explanation of material conflicts of interest that may arise between a portfolio manager's management of a Fund's investments and investments in other accounts.

Compensation:

As compensation for their responsibilities, each of Mr. Moles and Ms. Comerford received a base salary and discretionary bonus for the year ended December 31, 2005.

Discretionary bonuses for investment professionals are subjective and based on other qualitative and quantitative factors. The factors, which have no pre-determined weightings and may apply differently from person to person may include, among other things, a portfolio manager's relative investment performance versus one or more competitive universes or benchmarks; Seligman's overall profitability and profitability attributable to the assets under management for a portfolio manager's investment team; and a portfolio manager's support of marketing efforts.

The structure of a portfolio manager's compensation may be modified from time to time to reflect, among other things, changes in responsibilities or the competitive environment.

Conflicts of Interest:

Actual or potential conflicts of interest may arise from the fact that Seligman, and the portfolio managers of the Fund have day-to-day management responsibilities with respect to accounts of clients of Seligman other than the Fund ("Other Accounts"). Seligman has policies and procedures intended to mitigate or manage the conflicts of interest described below. There is no guarantee that any such policies or procedures will detect each and every situation in which a conflict of interest arises.

Seligman may receive higher compensation with respect to Other Accounts (including accounts which are private investment funds or have performance or higher fees paid to Seligman, or in which one or more portfolio managers have direct or indirect personal interest in the receipt of such fees) than that received with respect to the Funds. This may create a potential conflict of interest for Seligman or its portfolio managers by providing an incentive to favor these Other Accounts when, for example, placing securities transactions. In addition, Seligman could be viewed as having a conflict of interest to the extent that Seligman or an affiliate has a proprietary investment in one or more Other Accounts, the portfolio managers have personal investments, directly or indirectly, in one or more Other Accounts or the Other Accounts are investment options in Seligman's employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Seligman may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. Seligman may be perceived as causing accounts it manages to participate in an offering to increase Seligman's overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account or when a sale in one account lowers the sale price received in a sale by a second account. Because Seligman manages accounts that engage in short sales of securities of the type in which many clients may invest, Seligman could be seen as harming the performance of certain client accounts (i.e., those not engaging in short sale transactions) for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. Conversely, Seligman could be seen as benefiting those accounts that may engage in short sales through the sale of securities held by other clients to the extent the such sales reduce the cost to cover the short positions. However, Seligman does not currently engage in short sales of securities of municipal issuers.

Seligman and its affiliates may at times give advice or take action with respect to accounts that differs from the advice given other accounts. A particular security may be bought or sold only for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. Simultaneous portfolio transactions in the same security by multiple clients may tend to decrease the prices received by clients for sales of such securities and increase the prices paid by clients for purchases of such securities.

Employees of Seligman, including portfolio managers, may engage in personal trading, subject to Seligman's Code of Ethics. In addition to the general conflicts noted above, personal trading by employees may create apparent or actual conflicts to the extent that one or more employees personally benefit or appear to benefit from subsequent trading by clients in similar securities.

Because portfolio managers of Seligman manage multiple client accounts, portfolio managers may devote unequal time and attention to the portfolio management of client accounts.

Securities Ownership. As of September 30, 2005, Mr. Moles owned between $1 and $10,000 of the Fund's securities, and Ms. Comerford did not own any shares of the Fund's securities.

                  Portfolio Transactions and Other Practices

Portfolio Transactions


When two or more of the investment companies in the Seligman Group or other investment advisory clients of Seligman desire to buy or sell the same security at the same time, the securities purchased or sold are allocated by Seligman in a manner believed to be equitable to each. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or saleable.


Fixed-income securities are generally traded on the over-the-counter market on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. In over-the-counter markets, the Fund deals with responsible primary market makers unless a more favorable execution or price is believed to be obtainable. The Fund may buy securities from or sell securities to dealers acting as principal in accordance with applicable law. Prices paid to dealers will generally include a "spread", i.e., the difference between the prices at which the dealer is willing to purchase or to sell the security at that time.


Commissions


For the fiscal years ended September 30, 2005, 2004 and 2003, no brokerage commissions were paid by the Fund.

For the fiscal years ended September 30, 2005, 2004 and 2003, the Fund did not execute any portfolio transactions with, and therefore did not pay any commissions to, any broker affiliated with either the Fund, Seligman, or Seligman Advisors.


Brokerage Selection

Seligman selects broker-dealers with the goal of obtaining "best execution". Seligman will consider a full range and quality of a broker-dealer's services, such as price, market familiarity, reliability, integrity, commission rates, execution and settlement capabilities, ability to handle large orders, financial condition, technological infrastructure and operational capabilities, willingness to commit capital and the brokerage and research services provided or made available by the broker-dealer. These brokerage and research services, including supplemental investment research, analysis, and reports concerning issuers, industries, and securities, may be useful to Seligman in connection with its services to clients other than the Fund. The relative weighting given to any of the criteria mentioned above depends on a variety of factors including the nature of the transaction, the market on which a particular trade is being executed and the number of broker-dealers making a market in the security to be traded.

Although sales of investment company shares will not be considered in selecting broker-dealers to effect securities transactions, Seligman offers its services primarily through the broker-dealer selling networks and expects that nearly all broker-dealers that effect securities transactions for the Seligman Funds will have a relationship with Seligman or its affiliates to distribute shares of the investment companies or other investment products offered by Seligman. Seligman ranks broker-dealers through an internal voting process which considers the services provided by broker-dealers excluding investment company or product sales by that broker-dealer.

In connection with any agency trades, Seligman determines the reasonableness of the commissions to be paid to a broker-dealer based upon the quality of the brokerage and research services provided, or arranged for, and as a result, may select a broker-dealer whose commission costs may be higher than another would have charged.

Seligman monitors and evaluates the performance and execution capabilities of broker-dealers through which it places orders and periodically reviews its policy with regard to negotiating commissions or mark-ups for the Seligman Funds in light of current market conditions, statistical studies and other available information.

Regular Broker-Dealers


During the Fund's fiscal year ended September 30, 2005, the Fund did not acquire securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or of their parents.

                      Capital Stock and Other Securities

Capital Stock

The Fund is authorized to issue 100,000,000 shares of capital stock, each with a par value of $.001, divided into three classes, designated Class A common stock, Class C common stock, and Class D common stock. Each share of the Fund's Class A, Class C, and Class D common stock is equal as to earnings, assets, and voting privileges, except that each class bears its own separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or applicable state law. The Fund has adopted a Plan ("Multiclass Plan") pursuant to Rule 18f-3 under the 1940 Act permitting the issuance and sale of multiple classes of common stock. In accordance with the Articles of Incorporation, the Board of Directors may authorize the creation of additional classes of common stock with such characteristics as are permitted by the Multiclass Plan and Rule 18f-3. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class. All shares have noncumulative voting rights for the election of directors. Each outstanding share is fully paid and non-assessable, and each is freely transferable. There are no liquidation, conversion, or preemptive rights.

Other Securities

The Fund has no authorized securities other than common stock.

                  Purchase, Redemption, and Pricing of Shares

Purchase of Shares

Class A

Purchase Price. Class A shares may be purchased at a price equal to the next determined net asset value per share, plus an initial sales charge.

Employee and Family Members. Class A shares of the Fund may be issued without a sales charge and in amounts less than the investment minimums set forth in the Prospectus to present and former directors, trustees, officers, employees (and their respective family members) of the Fund, the other investment companies in the Seligman Group, and Seligman and its affiliates. Family members are defined to include lineal descendants and lineal ancestors, siblings (and their spouses and children) and any company or organization controlled by any of the foregoing. Such sales may also be made to employee benefit plans and thrift plans for such persons and to any investment advisory, custodial, trust or other fiduciary account managed or advised by Seligman or any affiliate. The sales may be made for investment purposes only, and shares may be resold only to the Fund. Class A shares may be sold at net asset value to these persons since such sales require less sales effort and lower sales-related expenses as compared with sales to the general public.


If you are eligible to purchase Class A shares without a sales charge or qualify for volume discounts, you should inform your financial advisor, financial intermediary or SDC of such eligibility and be prepared to provide proof thereof.


Purchases of Class A shares by a "single person" (as defined below under "Persons Entitled to Reductions") may be eligible for the following reductions in initial sales charges:


Discounts and Rights of Accumulation. Reduced sales charges will apply if the sum of (i) the current amount being invested by a "single person" in Class A shares of a Fund and in Class A shares of other Seligman mutual funds (excluding Class A shares of the Seligman Cash Management Fund), (ii) the current net asset value of the Class A and Class B shares of other Seligman mutual funds already owned by the "single person" other than Seligman Cash Management Fund (except as provided in (iii)) and (iii) the current net asset value of Class A shares of Seligman Cash Management Fund which were acquired by a "single person" through an exchange of Class A shares of another Seligman mutual fund, exceeds the breakpoint discount thresholds for Class A shares described in the prospectus (the "Breakpoint Discounts").

The value of the shares contemplated by items (ii) and (iii) above (collectively, the "Prior Owned Shares") will be taken into account only if SDC or the financial intermediary (if you are purchasing through a financial intermediary) is notified that there are holdings eligible for aggregation to meet the applicable Breakpoint Discount thresholds. If you are purchasing shares through a financial intermediary, you should consult with your intermediary to determine what information you will need to provide them in order to receive the Breakpoint Discounts to which you may be entitled. This information may include account records regarding shares eligible for aggregation that are held at any financial intermediary, as well as a social security or tax identification number. You may need to provide this information each time you purchase shares. In addition, certain financial intermediaries may prohibit you from aggregating investments in the Seligman Group if those investments are held in your accounts with a different intermediary or with SDC.

If you are dealing directly with SDC, you should provide SDC with account information for any shares eligible for aggregation. This information includes account records and a social security or tax identification number. You may need to provide this information each time you purchase shares.

Letter of Intent. This program allows an investor to purchase Class A shares over a 13-month period at reduced initial sales charges in accordance with the schedule in the Prospectus, based on the total amount of Class A shares of the Fund that the letter states the investor intends to purchase plus the total net asset value of Class A shares that were sold with an initial sales charge of the other Seligman mutual funds already owned and the total net asset value of Class A shares of Seligman Cash Management Fund which were acquired through an exchange of Class A shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase. Reduced sales charges also may apply to purchases made within a 13-month period starting up to 90 days before the date of execution of a letter of intent. In connection with such an arrangement, a portion of the shares you initially purchased under the letter of intent will be held in escrow to provide for any sales charges that might result if you fail to purchase the amount of shares contemplated by the agreement assuming your purchases would not otherwise be eligible for Breakpoint Discounts. These shares will be released upon completion of the purchases contemplated by the letter of intent. In the event you do not fulfill your obligations and the amount of any outstanding sales charge is greater than the value of the shares in escrow, you will be required to pay the difference. If the amount of the outstanding sales charge is less than the value of the shares in escrow, you will receive any shares remaining in escrow after shares, with a value equal to the amount of the outstanding sales charge, are redeemed by the transfer agent.


Persons Entitled To Reductions. Reductions in initial sales charges apply to purchases of Class A shares, and independently, Class C shares in an account held by a "single person." Amounts invested in Class A shares and Class C shares will not be aggregated for purposes of determining eligibility for a Breakpoint Discount. A "single person" includes an individual; members of a family unit, comprising husband, wife and minor children; or a trustee or other fiduciary purchasing for a single fiduciary account. Employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended, organizations tax exempt under Section 501(c)(3) or (13) of the Internal Revenue Code, and non-qualified employee benefit plans that satisfy uniform criteria are also considered "single persons" for this purpose. The uniform criteria are as follows:

   1. Employees must authorize the employer, if requested by a Fund, to receive in bulk and to distribute to each participant on a timely basis the Fund Prospectus, reports, and other shareholder communications.

   2. Employees participating in a plan will be expected to make regular periodic investments (at least annually). A participant who fails to make such investments may be dropped from the plan by the employer or the Fund 12 months and 30 days after the last regular investment in his account. In such event, the dropped participant would lose the discount on share purchases to which the plan might then be entitled.

   3. The employer must solicit its employees for participation in such an employee benefit plan or authorize and assist an investment dealer in making enrollment solicitations.

Eligible Employee Benefit Plans. The table of sales charges in the Prospectus applies to sales to "eligible employee benefit plans," except that the Fund may sell shares at net asset value to "eligible employee benefit plans" which have at least (1) $500,000 invested in the Seligman Group of mutual funds or (2) 50 eligible employees to whom such plan is made available. "Eligible employee benefit plan" means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Fund shares. Sales are believed to require limited sales effort and sales-related expenses and therefore are made at net asset value. However, Section 403(b) Plans sponsored by public educational institutions are not eligible for net asset value purchases based on the aggregate investment made by the plan or member of eligible employees.

Sales to eligible employee benefit plans must be made in connection with a payroll deduction system of plan funding or other systems acceptable to SDC, the Fund's shareholder service agent. Contributions or account information for plan participation also should be transmitted to Seligman Data Corp. by methods which it accepts. Additional information about "eligible employee benefit plans" is available from financial advisors or Seligman Advisors.


Further Types of Reductions. Class A shares may also be issued without an initial sales charge in the following instances:

(1) to any registered unit investment trust which is the issuer of periodic payment plan certificates, the net proceeds of which are invested in Fund shares;

(2) to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act;

(3) to registered representatives and employees (and their spouses and minor children) of any dealer or bank that has a sales agreement with Seligman Advisors;

(4) to financial institution trust departments;

(5) to registered investment advisers exercising discretionary investment authority with respect to the purchase of Fund shares;

(6) to accounts of financial institutions or authorized dealers or investment advisors that charge account management fees, provided Seligman or one of its affiliates has entered into an agreement with respect to such accounts;

(7) pursuant to sponsored arrangements with organizations which make recommendations to, or permit group solicitations of, its employees, members or participants in connection with the purchase of shares of the Fund;

(8) to other investment companies in the Seligman Group in connection with a deferred fee arrangement for outside directors, or through a "fund of funds" arrangement;

(9) to certain "eligible employee benefit plans" as discussed above;

(10)to those partners and employees of outside counsel to the Fund or its directors or trustees who regularly provide advice and services to the Fund, to other funds managed by Seligman, or to their directors or trustees; and

(11)in connection with sales pursuant to a 401(k) alliance program which has an agreement with Seligman Advisors.


CDSC Applicable to Class A Shares. Class A shares purchased without an initial sales charge due to a purchase of $1,000,000 or more, alone or through a volume discount, Right of Accumulation, or Letter of Intent are subject to a contingent deferred sales charge ("CDSC") of 1% on redemptions of such shares within eighteen months of purchase. Employee benefit plans eligible for net asset value sales (as described below) may be subject to a CDSC of 1% for terminations at the plan level only, on redemptions of shares purchased within eighteen months prior to plan termination. The 1% CDSC will be waived on shares that were purchased through Morgan Stanley Dean Witter & Co. by certain Chilean institutional investors (i.e. pension plans, insurance companies, and mutual funds). Upon redemption of such shares within an eighteen-month period, Morgan Stanley Dean Witter will reimburse Seligman Advisors a pro rata portion of the fee it received from Seligman Advisors at the time of sale of such shares.


See "CDSC Waivers" below for other waivers which may be applicable to Class A shares.

Class C

Class C shares may be purchased at a price equal to the next determined net asset value, plus an initial sales charge. No sales charge shall be payable by any person purchasing Class C shares through Level Load Intermediaries (as described below). In addition, in connection with the purchase of Class C shares by a "single person" (as described above), investors may be eligible for the reductions in initial sales charges similar to the reductions described above for Class A shares. Class C shares are subject to a CDSC of 1% if the shares are redeemed within eighteen months of purchase (twelve months for Class C shares purchased through Level Load Intermediaries described below), charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Level Load Intermediaries are those financial intermediaries who offer Class C Shares without any initial front-end sales charge. At the current time, the Level Load Intermediaries are as follows: Advest, Inc., Bear, Stearns & Co. Inc., Citigroup Global Markets, Inc., First Clearing, LLC, INVEST Financial Corporation, Investment Centers of America, Inc., KCD Financial, Inc.,
Lieblong & Associates, Inc., Linsco/Private Ledger Corporation, McDonald Investments, Inc., Piper Jaffray & Co., Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., National Planning Corporation, National Planning Holdings, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, Inc., RBC Dain Rauscher Inc., SII Investments, Inc., UBS Financial Services, Inc., Wachovia Securities Financial Network, LLC and Wachovia Securities, LLC. From time to time, other Level Load Intermediaries may be added.


Class D

Class D shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class D shares are subject to a CDSC of 1% if the shares are redeemed within one year of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Systematic Withdrawals. Class C and Class D shareholders who reinvest both their dividends and capital gain distributions to purchase additional shares of the Fund may use the Systematic Withdrawal Plan to withdraw up to 10% and 10%, respectively, of the value of their accounts per year without the imposition of a CDSC. Account value is determined as of the date the systematic withdrawals begin.

CDSC Waivers. The CDSC on Class C shares and Class D shares (and certain
Class A shares, as discussed above) will be waived or reduced in the following instances:

(1) on redemptions following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of a shareholder or beneficial owner;

(2) in connection with (1) distributions from retirement plans qualified under
    Section 401(a) of the Internal Revenue Code when such redemptions are necessary to make distributions to plan participants (such payments include, but are not limited to, death, disability, loans, retirement, or separation of service), (2) distributions from a custodial account under
    Section 403(b)(7) of the Internal Revenue Code or an IRA due to death, disability, minimum distribution requirements after attainment of age
    70 1/2 or, for accounts established prior to January 1, 1998, attainment of age 59 1/2, and (3) a tax-free return of an excess contribution to an IRA;

(3) in whole or in part, in connection with shares sold to current and retired Directors of the Fund;

(4) in whole or in part, in connection with shares sold to any state, county, or city or any instrumentality, department, authority, or agency thereof, which is prohibited by applicable investment laws from paying a sales load or commission in connection with the purchase of any registered investment management company;

(5) in whole or in part, in connection with systematic withdrawals;

(6) in connection with participation in the Merrill Lynch Small Market 401(k) Program;

(7) on incidental redemptions to cover administrative expenses (such expenses include, but are not limited to, directors/trustees fees, wire fees or courier fees) not to exceed $25.00 per occurrence; and

(8) on redemptions of shares initially purchased by an eligible employee benefit plan that are not in connection with a plan level termination.

If, with respect to a redemption of any Class A, Class C or Class D shares sold by a dealer, the CDSC is waived because the redemption qualifies for a waiver as set forth above, the dealer shall remit to Seligman Advisors promptly upon notice, an amount equal to the payment or a portion of the payment made by Seligman Advisors at the time of sale of such shares.

Fund Reorganizations

Class A shares and Class C shares may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any CDSC will be waived in connection with the redemption of shares of a Fund if the Fund is combined with another Seligman mutual fund, or in connection with a similar reorganization transaction.


Payment in Securities. In addition to cash, the Fund may accept securities in payment for Fund shares sold at the applicable public offering price (net asset value and, if applicable, any sales charge), although the Funds do not presently intend to accept securities in payment for Fund shares. Generally, the Fund will only consider accepting securities (l) to increase its holdings in a portfolio security, or (2) if Seligman determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that the Fund would not accept securities with a value of less than $100,000 per issue in payment for shares. The Fund may reject in whole or in part offers to pay for Fund shares with securities, may require partial payment in cash for applicable sales charges, and may discontinue accepting securities as payment for Fund shares at any time without notice. The Fund will not accept restricted securities in payment for shares. The Fund will value accepted securities in the manner provided for valuing portfolio securities. Any securities accepted by the Fund in payment for the Fund's shares will have an active and substantial market and have a value which is readily ascertainable.


Offering Price


When you buy or sell Fund shares, you do so at the Class's net asset value ("NAV") next calculated after Seligman Advisors accepts your request. However, in some cases, the Fund has authorized certain financial intermediaries (and other persons designated by such financial intermediaries) to receive purchase and redemption orders on behalf of the Fund. In such instances, customer orders will be priced at the Class's NAV next calculated after the authorized financial intermediary (or other persons designated by such financial intermediary) receives the request. Any applicable sales charge will be added to the purchase price for Class A shares and Class C shares.

NAV per share of each class of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time), on each day that the NYSE is open for business. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. NAV per share for a class is computed by dividing such class's share of the value of the net assets of the Fund (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such class. All expenses of the Fund, including the management fee paid by the Fund, are accrued daily and taken into account for the purpose of determining NAV.

Generally, portfolio securities in which the Fund invests are traded primarily in the over-the-counter market. Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued either by independent pricing services based on bid prices that consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are valued by Seligman based on quotations provided by primary market makers in such securities. If Seligman concludes that the most recently reported (or closing) price of a security held by the Fund is no longer valid or reliable, or such price is otherwise unavailable, Seligman will value the security based upon its fair value as determined in accordance with procedures approved by the Board of Directors. These fair value procedures may be used to determine the value of a security in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts or extreme volatility. Short-term holdings maturing in 60 days or less are generally valued at amortized cost. Short-term obligations with more than 60 days remaining to maturity will be valued at current market value until the sixtieth day prior to maturity, and will then be valued on an amortized cost basis based on the value on such date unless the Board determines that this amortized cost value does not represent fair market value.


Specimen Price Make-Up


Under the current distribution arrangements between the Fund and Seligman Advisors, Class A shares and Class C shares are sold with a maximum initial sales charge of 4.75% and 1.00%/(1)/, respectively, and Class D shares are sold at NAV/(2)/. Using each Class's NAV at September 30, 2005, the maximum offering price of the Fund's shares is as follows:

         Class A................................................
            Net asset value per share........................... $7.49
            Maximum sales charge (4.75% of offering price)......  0.37
                                                                 -----
            Offering price to public............................ $7.86
                                                                 =====
         Class C
            Net asset value per share........................... $7.59
            Maximum sales charge (1.00% of offering price/(1)/).  0.08
                                                                 -----
            Offering price to public............................ $7.67
                                                                 =====
         Class D
            Net asset value and offering price per share/(2)/... $7.59
                                                                 =====

--------
(1) In addition to the 1.00% front-end sales charge applicable to Class C shares (other than those shares sold through Level Load Intermediaries), such shares are subject to a 1% CDSC if you redeem your shares within 18 months of purchase (12 months in the case of investors purchasing Class C shares through Level Load Intermediaries). Level Load Intermediaries are discussed under "Purchase, Redemption and Pricing of Shares".
(2) Class D shares are subject to a 1% CDSC if you redeem your shares within one year of purchase.

Redemption in Kind

The procedures for selling Fund shares under ordinary circumstances are set forth in the Prospectus. In unusual circumstances, payment may be postponed, or the right of redemption postponed for more than seven days, if: (i) the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on, the NYSE; (ii) during periods of emergency which make the disposal by the Fund of its shares impracticable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets; or
(iii) such other periods as ordered by the SEC for the protection of shareholders. Under these circumstances, redemption proceeds may be made in securities. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities to cash.

Anti-Money Laundering

As part of the Fund's responsibility for the prevention of money laundering, you may be required by the Fund, Seligman or their respective service providers to provide additional information, including information needed to verify the source of funds used to purchase shares and your identity or the identity of any underlying beneficial owners of your shares. In the event of delay or failure by you to produce any requested information, the Fund or their service providers may refuse to accept a subscription or, to the extent permitted or required by applicable law, cause a complete redemption of your shares from the Fund. The Fund, by written notice to you, may suspend payment to you of any proceeds or distributions if the Fund or their service providers reasonably deem it necessary to do so in order to comply with applicable laws and regulations, including any anti-money laundering laws and regulations applicable to the Fund, Seligman or their respective service providers.

Arrangements Permitting Frequent Trading of Fund Shares

The Fund has no arrangements with any person to permit frequent trading of Fund shares.

                             Taxation of the Fund

Federal Income Taxes. The Fund is qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. For each year so qualified, the Fund will not be subject to federal income taxes on its net ordinary income and capital gains, if any, realized during any taxable year, which it distributes to its shareholders, provided that the sum of (i) at least 90% of its net ordinary income and net short-term capital gains and (ii) at least 90% of its net tax-exempt interest are distributed to shareholders each year.

Qualification as a regulated investment company under the Internal Revenue Code requires among other things, that (1) at least 90% of the annual gross income of the Fund be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities or currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies; and (2) the Fund diversifies its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, US Government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than US Government securities or securities other than regulated investment companies).

The Fund is treated as a separate corporation for federal income tax purposes. As a result, determinations of net ordinary income, exempt-interest dividends and net long-term and short-term capital gains and losses will be made separately for the Fund.

If, at the end of each quarter of its taxable year, at least 50% of the Fund's total assets is invested in obligations exempt from regular federal income tax, the Fund will be eligible to pay dividends that are excludable by shareholders from gross income for regular federal income tax purposes. The total amount of such exempt-interest dividends paid by the Fund cannot exceed the amount of federally tax-exempt interest received by the Fund during the year less certain expenses allocable to the Fund.


Interest on certain tax-exempt bonds that are private activity bonds within the meaning of the Internal Revenue Code is treated as a tax preference item for purposes of the alternative minimum tax, and any such interest received by the Fund and distributed to shareholders will be so treated for purposes of any alternative minimum tax liability of shareholders to the extent of the dividend's proportionate share of the Fund's income consisting of such interest.


Dividends from net investment income and distributions from the excess of net short-term capital gains over net long-term capital losses are taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. Such dividends and distributions generally will not be eligible for the treatment as qualified dividend income for non-corporate shareholders or for the dividends received deduction allowed to corporate shareholders.

Distributions of net capital gains (i.e., the excess of net long-term capital gains over any net short-term losses) are taxable as long-term capital gain, whether received in cash or invested in additional shares, regardless of how long the shares have been held by a shareholder, except that the portion of net capital gains representing accrued market discount on tax-exempt obligations acquired after April 30, 1993 will be taxable as ordinary income. Individual shareholders will be subject to federal tax on distributions of net capital gains at a maximum rate of 15% if designated as derived from the Fund's capital gains from property held for more than one year and realized before January 1, 2009. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Distributions from the Fund's other investment income (other than exempt-interest dividends) or from net realized short-term gains are taxable to shareholders as ordinary income, whether received in cash or invested in additional shares. Distributions generally will not be eligible to be designated as qualified dividend income for non-corporate shareholders or for the dividends received deduction allowed to corporate shareholders. Shareholders receiving distributions in the form of additional shares issued by the Fund will generally be treated for federal income tax purposes as having received a distribution in an amount equal to the cash that could have been elected to be received instead of the additional shares.

Interest on indebtedness incurred or continued to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent that the Fund's distributions are exempt from federal income tax.

Dividends and distributions declared in October, November or December, payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by the Fund and received by each shareholder in December. Under this rule, therefore, shareholders may be taxed in one year on dividends or distributions actually received in January of the following year.

Any gain or loss realized upon a sale or redemption of shares in the Fund by a shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise as a short-term capital gain or loss. Individual shareholders will be subject to federal income tax on net capital gains at a maximum rate of 15% in respect of shares held for more than one year and disposed of before January 1, 2009. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. However, if shares on which an exempt interest dividend has been received are subsequently sold or redeemed and such shares have been held for six months or less (after taking into account certain hedging transactions), any loss realized will be disallowed to the extent of the amount of the exempt interest dividend paid by the Fund to the shareholder. Further, if shares on which a long-term capital gains distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less (after taking into account certain hedging transactions), any loss realized, to the extent not otherwise disallowed pursuant to the immediately preceding sentence, will be treated as long-term capital loss to the extent of the long-term capital gain distribution. In addition, no loss will be allowed on the sale or other disposition of shares of the Fund if, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (including shares acquired through dividend reinvestment) securities that are substantially identical to the shares of the Fund.

In determining gain or loss on shares of the Fund that are sold or exchanged within 90 days after acquisition, a shareholder generally will not be permitted to include in the tax basis attributable to such shares the sales charge incurred in acquiring such shares to the extent of any subsequent reduction of the sales charge by reason of the Exchange or Reinstatement Options offered by the Fund. Any sales charge not taken into account in determining the tax basis of shares sold or exchanged within 90 days after acquisition will be added to the shareholder's tax basis in the shares acquired pursuant to the Exchange or Reinstatement Options.

The Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year, at least 98% of its capital gain net income realized during the one-year period ending October 31 during such year, and all ordinary income and capital gain net income for prior years that was not previously distributed. The Fund intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax.

Shareholders are urged to consult their tax advisors concerning the effect of federal income taxes in their individual circumstances. In particular, persons who may be "substantial users" (or "related person" of substantial users) of facilities financed by industrial development bonds or private activity bonds should consult the tax advisors before purchasing shares of the Fund.

Unless a shareholder includes a certified taxpayer identification number (social security number for individuals) on the account application and certifies that the shareholder is not subject to backup withholding, the Fund is required to withhold and remit to the US Treasury a portion of distributions and other reportable payments to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined on an annual basis for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed, the Fund may charge a service fee equal to such fine that may be deducted from the shareholder's account and offset against any undistributed dividends and capital gain distributions. The Fund also reserves the right to close any account which does not have a certified taxpayer identification number.

New Jersey Taxes

In the opinion of McCarter & English, LLP, New Jersey counsel to the Fund, distributions paid from a qualified investment fund are exempt from the New Jersey gross income tax to the extent attributable to interest or gain from tax-exempt obligations specified by New Jersey law. Net gains resulting from the redemption or sale of securities which evince ownership in a qualified investment fund are also exempt from the New Jersey gross income tax.

As defined in N.J.S.A. Sec.54A:6-14.1, a "qualified investment fund" is any investment company or trust registered with the SEC, or any series (i.e., fund) of such investment company or trust, which for the calendar year in which a distribution is paid (a) has no investments other than interest-bearing obligations, obligations issued at a discount, and cash and cash items, including receivables and qualified financial instruments (as defined below), and (b) has at the close of each quarter of the taxable year at least 80% of the aggregate principal amount of all of its investments, excluding qualified financial instruments (to the extent such instruments are authorized by section 851(b) of the Internal Revenue Code) and cash and cash items (including receivables), invested in qualified tax-exempt securities (as defined below). "Qualified financial instruments" means financial options, futures, forward contracts or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount, or bond indices related thereto. "Qualified tax-exempt securities" means obligations (1) issued by or on behalf of New Jersey or any county, municipality, school or other district, agency, authority, commission, instrumentality, public corporation (including one created or existing pursuant to an agreement or contract with New Jersey or any other state), body corporate and politic or political subdivision of New Jersey, or (2) which are statutorily free from State or local taxation under any act of New Jersey or under the laws of the United States (such as obligations issued by the United States Government or the governments of Puerto Rico, Guam, and the Virgin Islands).

For any taxable year in which the Fund qualifies as a qualified investment fund, (1) interest income and gains realized by the Fund upon disposition of obligations and distributed to the shareholders will be exempt from the New Jersey gross income tax to the extent attributable to qualified tax-exempt securities, and (2) gains resulting from the redemption or sale of shares of the Fund will also be exempt from the New Jersey gross income tax. It is the intention of the Fund to qualify as a qualified investment fund each year; however, in extreme or unusual financial circumstances, the Fund might not seek, or might not be able, to qualify as a qualified investment fund by holding at least 80% of the aggregate principal amount of its investments in qualified tax-exempt securities at the end of each quarter of the taxable year.

The Fund will notify shareholders by February 15 of each calendar year as to the amounts of all such dividends and distributions for the prior year which are exempt from federal income taxes and New Jersey gross income tax and the amounts, if any, which are subject to such taxes. Shareholders are, however, urged to consult with their own tax advisors as to the federal, state or local tax consequences in their specific circumstances.

The New Jersey gross income tax is not applicable to corporations. For all corporations subject to the New Jersey Corporation Business Tax, interest on Municipal Securities is included in the net income tax base for purposes of computing the corporation business tax. Furthermore, any gain upon the redemption or sale of shares by a corporate shareholder is also included in the net income tax base for purposes of computing the Corporation Business Tax. To the extent any distributions or gains are considered to be a New Jersey gross receipt (that is, generally, a business receipt earned within New Jersey), such distributions or gains may be included in a corporate shareholder's basis for computing the alternative minimum tax component of the Corporation Business Tax.

Prospective investors should be aware that an investment in the Fund may not be suitable for persons who do not receive income subject to income taxes of New Jersey.

                                 Underwriters

Distribution of Securities

The Fund and Seligman Advisors are parties to a Distributing Agreement, dated January 1, 1993, under which Seligman Advisors acts as the exclusive agent for distribution of shares of the Fund. Seligman Advisors accepts orders for the purchase of Fund shares, which are offered continuously. As general distributor of the Fund's common stock, Seligman Advisors allows reallowances to all dealers on sales of Class A shares and Class C shares, as set forth above under "Dealer Reallowances." Seligman Advisors retains the balance of sales charges and any CDSCs paid by investors.


Total initial sales charges paid by shareholders of Class A shares and Class C shares of the Fund for the fiscal years ended September 30, 2005, 2004 and 2003, are shown below. Also shown below are the amounts of the Class A and Class C sales charges that were retained by Seligman Advisors for the same periods:



                   Total Sales Charges Paid Amount of Class A and Class C
                   by Shareholders on Class   Sales Charges Retained by
       Fiscal Year   A and Class C Shares         Seligman Advisors
       ----------- ------------------------ -----------------------------
          2005           $    14,611                 $    1,702
          2004                26,901                      2,703
          2003                52,435                      5,209


Compensation


Seligman Advisors, which is an affiliated person of Seligman, which is an affiliated person of the Fund, received the following commissions and other compensation from the Fund during the fiscal year ended September 30, 2005:



    Net Underwriting        Compensation on
      Discounts and         Redemptions and
   Commissions (Class  Repurchases (CDSC on Class
   A and Class C Sales   A, Class C and Class D    Brokerage       Other
    Charges Retained)       Shares Retained)      Commissions Compensation(1)
   ------------------- -------------------------- ----------- ---------------
         $1,702                 $    572           $    -0-     $    2,715

--------

(1) This amount reflects distribution and service fees paid by the Fund to Seligman Advisors in respect of Class C and Class D shares under the Fund's Rule 12b-1 Plan. The arrangements pursuant to which such distribution and service fees are paid are detailed above under the discussion "Rule 12b-1 Plan."

Other Payments


Seligman Advisors shall pay authorized dealers or investment advisors, from its own resources, a fee on purchases of Class A shares of $1,000,000 or more ("NAV sales"), calculated as follows: 1.00% of NAV sales up to but not including $2 million; .80% of NAV sales from $2 million up to but not including $3 million; ..50% of NAV sales from $3 million up to but not including $5 million; and .25% of NAV sales from $5 million and above. The calculation of the fee will be based on assets held by a "single person," including an individual, members of a family unit comprising husband, wife and minor children purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust. Purchases made by a trustee or other fiduciary for a fiduciary account may not be aggregated with purchases made on behalf of any other fiduciary or individual account.


Seligman Advisors shall also pay authorized dealers or investment advisors, from its own resources, a fee on assets of certain investments in Class A shares of the Seligman mutual funds participating in an "eligible employee benefit plan" that are attributable to the particular authorized dealer or investment advisor. The shares eligible for the fee are those on which an initial sales charge was not paid because either the participating eligible employee benefit plan has at least (1) $500,000 invested in the Seligman mutual funds or (2) 50 eligible employees to whom such plan is made available. Class A shares representing only an initial purchase of Seligman Cash Management Fund are not eligible for the fee. Such shares will become eligible for the fee once they are exchanged for shares of another Seligman mutual fund. The payment is based on cumulative sales for each Plan during a single calendar year, or portion thereof. The payment schedule, for each calendar year, is as follows:
1.00% of sales up to but not including $2 million; .80% of sales from $2 million up to but not including $3 million; .50% of sales from $3 million up to but not including $5 million; and .25% of sales from $5 million and above. The fees in the two preceding paragraphs are not duplicative, e.g., the fee is paid on time to authorized dealers or investment advisors for each purchase of Class A shares of $1,000,000 or more participating in an eligible employee benefit plan.

Seligman and Seligman Advisors may make cash and non-cash payments to banks, broker-dealers, insurance companies, financial planning firms, third party administrators and other financial intermediaries (collectively, "Financial Intermediaries"), subject to Seligman's and Seligman Advisors' respective internal policies and procedures.

Seligman Advisors provides Financial Intermediaries with sales literature and advertising materials relating to the registered investment companies advised by Seligman (the "Seligman Funds"). Seligman Advisors also shares expenses with Financial Intermediaries for costs incurred in hosting seminars for employees and clients of Financial Intermediaries, subject to Seligman Advisors' internal policies and procedures governing payments for such seminars. These seminars may take place at Seligman Advisors' headquarters or other appropriate locations and may include reimbursement of travel expenses (i.e., transportation, lodging and meals) of employees of Financial Intermediaries in connection with training and education seminars. Subject to Seligman Advisors' internal policies and procedures, Seligman Advisors may provide any or all of the following to employees of Financial Intermediaries and their guest(s):
(i) an occasional meal, a sporting event or theater ticket or other comparable entertainment; (ii) gifts of less than $100 per person per year; and/or
(iii) Seligman Advisors' promotional items of nominal value (golf balls, shirts, etc.).

In addition, Financial Intermediaries may have omnibus accounts and similar arrangements with SDC and may be paid by SDC for providing sub-transfer agency and other services. Such expenses paid by SDC are included in the Annual Operating Expenses set forth in the Prospectuses.

Seligman and/or Seligman Advisors have revenue sharing arrangements with certain Financial Intermediaries. Payments to these Financial Intermediaries are usually structured in any of three ways or a combination thereof: (i) as a percentage of gross sales; (ii) as a percentage of net assets attributable to the financial intermediary; or (iii) a fixed dollar amount.

The foregoing payments (which may take the form of expense reimbursements) by Seligman, Seligman Advisors and/or SDC may be made for shareholder servicing, promotion of Seligman Funds and other services provided by Seligman, such as advisory services to managed accounts, marketing support and/or access to sales meetings, sales representatives and management representatives of the Financial Intermediaries. These payments are in addition to the 12b-1 fees and sales loads borne by shareholders, as well as the finders' fees and loads paid by Seligman Advisors, as set forth in the Prospectuses or otherwise described above. Such payments may result in, or be necessary for, the inclusion of the Seligman Funds on a sales list, including a preferred or select sales list, in various sales programs. Receipt by Financial Intermediaries of the foregoing payments or services could create an incentive for the Financial Intermediaries to offer a Seligman Fund in lieu of other mutual funds where such payments or services are not provided. Shareholders should consult their Financial Intermediaries for further information.

                        Calculation of Performance Data

The Fund may quote performance data in various ways. All performance information supplied by the Fund in advertising is historical and past performance is not indicative of future investment results. The rate of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost.

Performance Calculations

Performance quoted in advertising reflects any change in price per share, assumes the reinvestment of dividends and capital gain distributions and may or may not include the effect of a Class's initial maximum sales charge and/or CDSC, as applicable. Such performance may be quoted as a percentage or as a dollar amount, may be calculated over any time period and may be presented in a table, graph or similar illustration. Excluding applicable sales charges from a performance calculation produces a higher performance figure than if such sales charges were included in the calculation.

Average annual total returns are calculated by determining the growth or decline in the value of a hypothetical investment in the Fund over a stated period, and then calculating the annual rate required for this hypothetical investment to grow to the amount that would have been received upon a redemption at the end of such period (i.e., the average annual compound rate of return). Cumulative total returns reflect the simple change in the value of a hypothetical investment in the Fund over a stated period.

Historical Investment Results

Class A


The annualized yield for the 30-day period ended September 30, 2005 for the Fund's Class A shares was 2.68%. The annualized yield was computed by dividing the Fund's net investment income per share earned during this 30-day period by the maximum offering price per share (i.e., the net asset value plus the maximum sales load of 4.75% of the gross amount invested) on September 30, 2005, which was the last day of this period. The average number of Class A shares of the Fund was 4,719,555, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed by totaling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield was then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income.

The tax equivalent annualized yield for the 30-day period ended September 30, 2005 for the Fund's Class A shares was 4.53%. The tax equivalent annualized yield was computed by first computing the annualized yield as discussed above. Then the portion of the yield attributable to securities the income of which was exempt for federal and state income tax purposes was determined. This portion of the yield was then divided by one minus 40.83% (which assumes the maximum combined federal and state income tax rate for individual taxpayers that are subject to New Jersey's gross income taxes). Then the small portion of the yield attributable to securities the income of which was exempt only for federal income tax purposes was determined. This portion of the yield was then divided by one minus 35.0% (35.0% being the assumed maximum federal income tax rate for individual taxpayers). These two calculations were then added to the portion of the Class A shares' yield, if any, that was attributable to securities the income of which was not tax-exempt.

The average annual total returns for the Fund's Class A shares for the one-, five- and ten-year periods ended September 30, 2005 were (1.56) %, 4.35% and 4.56%, respectively. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class A shares of the Fund, subtracting the maximum sales charge of 4.75% of the public offering price and assuming that all of the dividends and capital gain distributions paid by the Fund's Class A shares, if any, were reinvested over the relevant time periods. It was then assumed that at the end of the one-, five- and ten-year periods of the Fund, the entire amounts were redeemed.

The cumulative total return for Class A shares of the Fund for the ten-year period ended September 30, 2005 was 56.19%. Thus, a $1,000 investment in Class A shares made on September 30, 1995 had a value on September 30, 2005 of $1,562.


Class C


The annualized yield for the 30-day period ended September 30, 2005 for the Fund's Class C shares was 2.03%. The annualized yield was computed as discussed above for Class A shares. The average number of Class C shares of the Fund was 454,810, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed as discussed above for Class A shares.

The tax equivalent annualized yield for the 30-day period ended September 30, 2005 for the Fund's Class C shares was 3.43%. The tax equivalent annualized yield was computed by first computing the annualized yield as discussed above for Class A shares.

The average annual total returns for the Fund's Class C shares for the one- and five-year periods ended September 30, 2005 and the period from May 27, 1999 (inception) through September 30, 2005 were 0.53%, 4.39% and 3.51%, respectively. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class C shares of the Fund, subtracting the maximum sales charge of 1.00% of the public offering price and assuming that all of the dividends and capital gain distributions paid by the Fund's Class C shares, if any, were reinvested over the relevant time periods. It was then assumed that at the end of the one- and five-year periods and the period since inception of the Fund, the entire amounts were redeemed, subtracting the 1% CDSC, if applicable.

The cumulative total return for Class C shares of the Fund for the period from May 27, 1999 (inception) through September 30, 2005 was 24.50%. Thus, a $1,000 investment in Class C shares made on May 27, 1999 had a value on September 30, 2005 of $1,245.


Class D


The annualized yield for the 30-day period ended September 30, 2005 for the Fund's Class D shares was 2.05%. The annualized yield was computed as discussed above for Class A shares. The average number of Class D shares of the Fund was 121,630, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed as discussed above for Class A shares.

The tax equivalent annualized yield for the 30-day period ended September 30, 2005 for the Fund's Class D shares was 3.46%. The tax equivalent annualized yield was computed as discussed above for Class A shares.

The average annual total returns for the Fund's Class D shares for the one-, five- and ten-year periods ended September 30, 2005 were 1.58%, 4.59% and 4.28%, respectively. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class D shares of the Fund and assuming that all of the dividends and capital gain distributions paid by the Fund's Class D shares, if any, were reinvested over the relevant time periods. It was then assumed that at the end of the one-, five- and ten-year periods, the entire amounts were redeemed, subtracting the 1% CDSC, if applicable.

The cumulative total return for Class D shares of the Fund for the ten-year period ended September 30, 2005 was 51.99%. Thus, a $1,000 investment in Class D shares made on February 1, 1995 had a value on September 30, 2005 of $1,520.


The cumulative total returns for each Class of shares of the Fund shown above is calculated by assuming a hypothetical initial investment of $1,000 at the beginning of the periods specified; subtracting the maximum sales charge for Class A and Class C shares; determining total value of all dividends and distributions that would have been paid during the period on such shares assuming that each dividend or distribution was reinvested in additional shares at net asset value; calculating the total value of the investment at the end of the period; subtracting the CDSC on Class C and Class D shares, if applicable; and finally, by dividing the difference between the amount of the hypothetical initial investment at the beginning of the period and its total value at the end of the period by the amount of the hypothetical initial investment.

                             Financial Statements


The Fund's Annual Report to Shareholders for the fiscal year ended
September 30, 2005, contains a portfolio of the investments of the Fund as of September 30, 2005, as well as certain other financial information as of this date. The financial statements and notes included in the Annual Report and the Report of Independent Registered Public Accounting Firm thereon, are incorporated herein by reference. The Annual Report, which includes the Report of Independent Registered Public Accounting Firm, will be furnished, without charge, to investors who request copies of this SAI.


                              General Information

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter. Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless it is clear that the interests of each class or Series in the matter are substantially identical or that the matter does not affect any interest of such class or Series. However, the Rule exempts the selection of independent public accountants, the approval of principal distributing contracts and the election of directors from the separate voting requirements of the Rule.


Custodian. State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64105, serves as custodian for the Fund. It also maintains, under the general supervision of Seligman, the accounting records and determines the net asset value for the Fund.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, Independent Registered Public Accounting Firm, has been selected as auditors of the Fund. Their address is Two World Financial Center, New York, New York 10281.

                                  APPENDIX A

MOODY'S INVESTORS SERVICE ("MOODY'S")
MUNICIPAL BONDS


US Municipal and Tax-Exempt Ratings

Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues. The default and loss content for Moody's municipal long-term rating scale differs from Moody's general long-term rating scale.

Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

Municipal Long-Term Rating Definitions

Aaa: Issuers or issues rated "Aaa" demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa: Issuers or issues rated "Aa" demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A: Issuers or issues rated "A" present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa: Issuers or issues rated "Baa" represent average creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Ba: Issuers or issues rated "Ba" demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B: Issuers or issues rated "B" demonstrate weak creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Caa: Issuers or issues rated "Caa" demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca: Issuers or issues rated "Ca" demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C: Issuers or issues rated "C" demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Note: Moody's appends numerical modifiers "1", "2", and "3" to each generic rating category from "Aa" through "Caa". The modifier "1" indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category.

US Municipal Short-Term Debt And Demand Obligation Ratings

Short-Term Debt Ratings

There are three rating categories for short-term municipal obligations that are considered investment-grade. These ratings are designated as Municipal Investment Grade ("MIG") and are divided into three levels - "MIG 1" through "MIG 3". In addition, those short-term obligations that are of speculative quality are designated "SG", or speculative-grade. MIG ratings expire at the maturity of the obligation.

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations ("VRDOs"), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the "MIG" rating scale, the Variable Municipal Investment Grade or "VMIG" rating. When either the long- or short-term aspect of a "VRDO" is not rated, that piece is designated NR, e.g., "Aaa/NR" or "NR/VMIG 1". VMIG rating expirations are a function of each issue's specific structural or credit features.

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Short-Term Ratings (including Commercial Paper)

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted. Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1: Issuers (or supporting institutions) rated "Prime-1" have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated "Prime-2" have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated "Prime-3" have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated "Not Prime" do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

STANDARD & POOR'S RATINGS SERVICES ("S&P")
MUNICIPAL BONDS


Long-Term Issue Credit Ratings

Issue credit ratings are based in varying degrees, on the following considerations:

..   Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

..   Nature of and provisions of the obligation; and

..   Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated "AA" differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circum-stances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C: Obligations rated "BB", "B", "CCC", "CC", and "C" are regarded as having significant speculative characteristics. "B" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated "BB" is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated "B" is more vulnerable to non-payment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated "CC" is currently highly vulnerable to nonpayment.

C: The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-)

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

N.R.: An issue designated "N.R." is not rated.

Commercial Paper

A: S&P's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from "A" for the highest-quality obligations to "D" for the lowest. These categories are as follows:

A-1: This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

A-3: Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated "B" are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.


Variable-Rate Demand Bonds


S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, "AAA/A-1+"). With short-term demand debt, note rating symbols are used with the commercial paper rating symbols (for example, "SP-1+/A-1+").

                                  APPENDIX B

                     RISK FACTORS REGARDING INVESTMENTS IN
                        NEW JERSEY MUNICIPAL SECURITIES

New Jersey Economic Information and Trends. New Jersey's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture.


New Jersey's economy continues to expand steadily in 2005. New Jersey's payroll employment in May 2005 grew at a 1.4% average annual rate from over a year ago, continuing the positive year-to-year growth trend for the sixteenth consecutive month. The generally improving labor market conditions have kept New Jersey's jobless rate below 5.0% for the thirteenth consecutive month since May 2004. New Jersey's unemployment rate decreased to 3.9% in May 2005, well below the corresponding rate of 5.1% for the nation. New Jersey and the Nation are expected to follow the national trend in 2005. New Jersey's economy is expected to follow the national trend in 2005. New Jersey and the Nation may experience further near-term slow growth, and the expected pace of economic expansion may stall if consumers, investors and business become more cautious than currently assumed.


New Jersey's Budget and Appropriation System - Current Operating Expenses


The General Fund. New Jersey operates on a fiscal year ending on June 30. The General Fund is the fund into which all New Jersey revenues, not otherwise restricted by statute, are deposited and from which appropriations are made. The largest part of the total financial operations of New Jersey is accounted for in the General Fund. The Appropriations Act enacted by the New Jersey Legislature and approved by the Governor provides the basic framework for the operation of the General Fund. The undesignated General Fund balance at year-end for fiscal year 2002 was $292.3 million, for the fiscal year 2003 was $373.0 million and for fiscal year 2004 was $376.5 million. For fiscal years 2005 and 2006, the balance in the undesignated General Fund is estimated to be $349.1 and $311.6 million, respectively. The fund balances are available for appropriation in succeeding fiscal years.

Tax and Revenue Anticipation Notes. In fiscal year 1992, New Jersey initiated a program under which it issued tax and revenue anticipation notes to aid in providing effective cash flow management to fund imbalances, which occur in the collection and disbursement of General Fund revenues and Property Tax Relief Fund revenues. New Jersey has authorized the issuance of up to $3,100,000,000 of such notes for fiscal year 2006 and has issued notes in the amount of $2,000,000,000 on August 3, 2005, which notes are payable on June 23, 2006. Such tax and revenue anticipation notes do not constitute a general obligation of New Jersey or a debt or liability within the meaning of the New Jersey Constitution. Such notes constitute special obligations of New Jersey payable solely from monies on deposit in the General Fund and Property Tax Relief Fund that are legally available for such payment.


New Jersey Capital Project Financings


General Obligation Bonds. New Jersey finances certain capital projects through the sale of its general obligation bonds. These bonds are backed by the full faith and credit of New Jersey. Certain New Jersey tax revenues and certain other fees are pledged to meet the principal payments, interest payments and redemption premium payments, if any, required to fully pay the bonds. The aggregate outstanding general obligation bonded indebtedness of New Jersey as of June 30, 2005 was $3,100,095,124. The appropriation for the debt service obligation on outstanding projected indebtedness is $169.3 million for fiscal year 2006.

Pay-As-You-Go. In addition to payment from bond proceeds, capital projects can also be funded by appropriation of current revenues on a pay-as-you-go basis. In fiscal year 2006, the amount appropriated for this purpose is $1,091.2 million.


Other Long Term Debt Obligations of New Jersey


"Moral Obligation" Bonds. The authorizing legislation for certain New Jersey authorities and instrumentalities provides for specific budgetary procedures with respect to certain of the obligations issued by such entities. Pursuant to such legislation, a designated official is required to certify any deficiency in a debt service reserve fund maintained to meet the payments of principal of and interest on the obligations and a New Jersey appropriation in the amount of the deficiency is to be made. However, the New Jersey Legislature is not legally bound to make such an appropriation. Bonds issued pursuant to authorizing legislation of this type are sometimes referred to as "moral obligation" bonds. Those New Jersey authorities and instrumentalities that issue bonds that constitute a "moral obligation" of New Jersey include: (i) New Jersey Housing and Mortgage Finance Agency; (ii) South Jersey Port Corporation' and (iii) New Jersey Higher Education Student Assistance Authority. There is no statutory limitation on the amount of "moral obligation" bonds which may be issued by eligible New Jersey entities. As of June 30, 2006, outstanding "moral obligation" bonded indebtedness issued by New Jersey entities total $1,349,510,790 and fiscal years 2006 debt service subject to "moral obligation" is $72,490,474.


Obligations Supported by New Jersey Revenue Subject to Annual Appropriation. New Jersey has entered into a number of leases and contracts described below (collectively, the Agreements, and each an Agreement) with several governmental authorities to secure the financing of various New Jersey projects. Under the terms of the Agreements, New Jersey has agreed to make payments equal to the debt service on, and other costs related to, the obligations sold to finance the projects, including payments on swap agreements defined below. New Jersey's obligations to make payments with respect to certain financings includes payments related to interest rate exchange agreements described below ("swap agreements") entered into with respect to such financings. Under such swap agreements, the issuer is required to pay a fixed rate to the swap counter party and any swap termination payment. If the payments to an issuer under a swap agreement are not sufficient to pay the interest on the issuer's related obligation, the issuer must pay such deficiency. New Jersey's obligation to make payments under the Agreements is subject to and dependent upon annual appropriations being made by the New Jersey Legislature for such purposes. The New Jersey Legislature has no legal obligation to enact such appropriations, but has done so to date for all such obligations. Below is a discussion of those financings pursuant to which State authorities and instrumentalities have entered into Agreements with New Jersey to secure the financing of various State projects.


New Jersey Economic Development Authority. The New Jersey Economic Development Authority ("NJEDA") issues bonds secured by Agreements pursuant to the following legislative programs: (i) Economic Recovery Bonds issued to finance various economic development purposes (with payments made by New Jersey pursuant to an Agreement being equivalent to payments due to New Jersey under an agreement with the Port Authority of New York and New Jersey, subject to appropriation by the New Jersey Legislature); (ii) Pension Bonds issued for the purpose of financing the unfunded accrued pension liability for New Jersey's retirement system; (iii) Market Transition Facility Bonds issued to pay current and anticipated liabilities and expenses of the Market Transition Facility, which issued private passenger automobile insurance policies for drivers who could not be insured by private insurance companies on a voluntary basis;
(iv) the School Facility Construction Bonds (the principal amount of bonds authorized to be issued is $6 billion for the "Abbott" districts, $2.5 billion for all other districts and $100 million for county vocational school district projects), pursuant to which the NJEDA issues bonds to finance New Jersey's share of costs for school facility construction projects and debt service on the bonds is paid pursuant to a contract between the NJEDA and the New Jersey Treasurer; (v) pursuant to the Motor Vehicle Security and Customer Service Act, the NJEDA is authorized to issue bonds to pay the costs of capital improvements for the New Jersey Motor Vehicle Commission facilities (authorized in an amount not exceeding $160 million); and (vi) the lease financing program through which certain real property, office buildings and equipment are financed with NJEDA bonds (secured by Agreements between the New Jersey Treasurer and NJEDA) and
(vii) pursuant to the Cigarette Tax Securitization Act of 2004, the NJEDA is authorized to issue bonds payable, and secured by, a portion, $0.0325 per cigarette, of the cigarette tax imposed pursuant to N.J.S.A. 54:40A-1 et seq.


New Jersey Educational Facilities Authority. The New Jersey Educational Facilities Authority issues bonds secured by Agreements pursuant to seven separate legislative programs to finance (i) the purchase of equipment to be leased to institutions of higher learning; (ii) grants to New Jersey's public and private institutions of higher education for the development, construction and improvement of instructional, laboratory, communication and research facilities; (iii) grants to public and private institutions of higher education to develop a technology infrastructure within and among New Jersey's institutions of higher education; (iv) capital projects at county colleges;
(v) grants to public and private institutions of higher education to finance and refinance eligible educational facilities; (vi) grants to public libraries to finance the acquisition, expansion and rehabilitation of buildings to be used as public library facilities and (vii) loans to public and private institutions of higher education and public and private secondary schools, military schools and boarding schools located within New Jersey to install automatic fire suppression systems.

New Jersey Transportation Trust Fund Authority. In July 1984, New Jersey created the New Jersey Transportation Trust Fund Authority ("NJTTFA") for the purpose of funding a portion of New Jersey's share of the cost of improvements to its transportation system. The principal amount of the NJTTFA's bonds, notes or other obligations which may be issued in any fiscal year generally may not exceed $650 million plus amounts carried over from prior fiscal years. The obligations issued by the NJTTFA are special obligations of the NJTTFA payable from a contract among the NJTTFA, the New Jersey Treasurer and the Commissioner of Transportation.

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

New Jersey Building Authority. The New Jersey Building Authority ("NJBA") issues bonds for the acquisition, construction, renovation and rehabilitation of various New Jersey office buildings, historic buildings, and correctional facilities. Pursuant to a lease agreement, New Jersey makes rental payments to NJBA in amounts sufficient to pay debt service on the NJBA bonds.

New Jersey Sports and Exposition Authority. Legislation enacted in 1992 authorizes the New Jersey Sports and Exposition Authority (the "NJSEA") to issue bonds for various purposes payable from a contract between the NJSEA and the New Jersey Treasurer. Pursuant to such contract, the NJSEA undertakes certain projects and the New Jersey Treasurer credits to the NJSEA amounts from the General Fund sufficient to pay debt service and other costs related to the bonds.

Garden State Preservation Trust. In July 1999, New Jersey established the Garden State Preservation Trust ("GSPT") for the purpose of preserving, as open space, farmland and historic properties. Pursuant to the enabling act of the GSPT, the principal amount of bonds, notes or other obligations which may be issued prior to July 1, 2009, other than refunding bonds cannot exceed $1 billion. After July 2, 2009, only refunding bonds can be issued. The obligations to be issued by the GSPT will be special obligations of the GSPT payable from amounts paid to it under a contract between GSPT and the New Jersey Treasurer.

New Jersey Health Care Facilities Financing Authority. Pursuant to Legislation, the New Jersey Health Care Facilities Financing Authority is authorized to acquire, construct and lease a project to the New Jersey Department of Human Services ("DHS") and to issue bonds to finance each project, the debt service on which shall be paid by DHS, subject to appropriations by the New Jersey Legislature.


Each of the NJEDA, the NJBA, the NJSEA and the NJTTFA have entered into a number of swap agreements with respect to certain bond issues. In each case, the outstanding aggregate principal amount of the bonds is equal to the aggregate notional amount of the swap agreements related thereto.


New Jersey Certificates of Participation. Beginning in April 1984, New Jersey, acting through the Director of the Division of Purchase and Property, has entered into a series of lease purchase agreements which provide for the acquisition of equipment, services and real property to be used by various departments and agencies of New Jersey. Certificates of Participation in such lease purchase agreements have been issued. A Certificate of Participation represents a proportionate interest of the owner thereof in the lease payments to be made by New Jersey under the terms of the lease purchase agreement.

New Jersey Supported School and County College Bonds. Legislation provides for future appropriations for New Jersey aid to local school districts equal to a portion of the debt service on bonds issued by such local school districts for construction and renovation of school facilities (P.L. 1968, c. 177; P.L. 1971, c. 10; and P.L. 1978, c. 74) and for New Jersey aid to counties equal to a portion of the debt service on bonds issued by or on behalf of counties for construction of county college facilities (P.L. 1971, c. 12, as amended). The New Jersey Legislature has no legal obligation to make such appropriations, but has done so to date for all obligations issued under these laws.

Department of Human Services Programs. The NJEDA issues revenue bonds from time to time on behalf of non-profit community services providers. The payment of debt service on these bonds as was as the payment of certain other provider expenses is made by New Jersey pursuant to service contracts between DHS and these providers.

Conduit Indebtedness of New Jersey Authorities and Instrumentalities. Certain State authorities and instrumentalities are authorized to issue debt on behalf of various private and governmental entities on a conduit basis. Under such circumstances, neither the New Jersey authority or instrumentality acting as a conduit issuer nor the State of New Jersey is responsible for the repayment of such debt. The payment obligations with respect to such debt are solely that of the entity on whose behalf the debt was issued. Those State authorities and instrumentalities that issue debt on behalf of private and governmental entities on a conduit basis include: (i) the New Jersey Economic Development Authority; (ii) the New Jersey Health Care Facilities Financing Authority;
(iii) the New Jersey Education Facilities Authority; (iv) the New Jersey Housing and Mortgage Finance Agency; (v) the New Jersey Environmental Infrastructure Trust; and (vi) the New Jersey Redevelopment Agency.

Counties and Municipalities

Regulation of County and Municipal Finance. New Jersey's county and municipal finance system is regulated by various statutes designed to assure that all county and municipal governments and their issuing authorities remain on a sound financial basis. Regulatory and remedial statutes are enforced by the Division of Local Government Services (the "Division") in the New Jersey State Department of Community Affairs.

The Local Budget Law (N.J.S.A. 40A:4-1 et seq.) (the "Local Budget Law") imposes specific budgetary procedures upon counties and municipalities ("local units"). Every local unit must adopt an operating budget which is balanced on a cash basis, and items of revenue and appropriation must be examined by the Director of the Division (the "Director"). The accounts of each local unit must be independently audited by a registered municipal accountant. New Jersey law provides that budgets must be submitted in a form promulgated by the Division. The Division reviews all local unit annual budgets prior to adoption for compliance with the Local Budget Law. The Director is empowered to (i) require changes for compliance with law as a condition of approval; (ii) to disapprove budgets not in accordance with law; and (iii) to prepare the budget of a local unit, within the limits of the adopted budget of the previous year with suitable adjustments for legal compliance, if the local unit fails to adopt a budget in accordance with law. This process insures that every local unit annually adopts a budget balanced on a cash basis, within limitations on appropriations or tax levies, respectively, and making adequate provision for
(i) principal of and interest on indebtedness falling due in the fiscal year,
(ii) deferred charges, and (iii) other statutory expenditure requirements. The Director also oversees changes to local budgets after adoption as permitted by law, and enforces regulations pertaining to execution of adopted budgets and financial administration. In addition to the exercise of regulatory and oversight functions, the Division offers expert technical assistance to local units in all aspects of financial administration, including revenue collection and cash management procedures, contracting procedures, debt management and administrative analysis.


The Local Government Cap Law (N.J.S.A. 40A:4-45.1 et seq.) (the Cap Law) limits the year-to-year increase of the total appropriations of any local unit to either 2.5% or a cost-of-living adjustment determined annually by the Director, whichever is less. However, where the cost-of-living adjustment exceeds 2.5%, the Cap Law permits the governing body of any local unit to approve the use of a higher percentage rate up to the cost-of-living adjustment. Further, where the cost-of-living adjustment is less than 2.5%, the Cap Law also permits the governing body of any local unit to approve the use of a higher percentage rate up to 2.5%. Regardless of the rate utilized, certain exceptions exist to the Cap Law's limitation on increases in appropriations. The principal exceptions to these limitations are : (i) municipal and county appropriations to pay debt service requirements; (ii) requirements to comply with certain other New Jersey or federal mandates; (iii) appropriations of private and public dedicated funds; (iv) amounts approved by referendum; and (v) in the case of municipalities only, to fund the preceding year's cash deficit or to reserve for shortfalls in tax collections, and amounts required pursuant to contractual obligations for specified services. The Cap Law was re-enacted in 1990 with amendments and made a permanent part of the municipal finance system.


Regulation of the Issuance of Bonds by Counties and Municipalities. New Jersey law also regulates the issuance of debt by local units. The Local Budget Law limits the amount of tax anticipation notes that may be issued by local units and requires the repayment of such notes within 120 days of the end of the fiscal year (six months in the case of the counties) in which issued. The Local Bond Law (N.J.S.A. 40A:2-1 et seq.) governs the issuance of bonds and notes by the local units. No local unit is permitted to issue bonds for the payment of current expenses (other than fiscal year adjustment bonds). Local units may not issue bonds to pay outstanding bonds, except for refunding purposes, and then only with the approval of the Local Finance Board. Local units may issue bond anticipation notes for temporary periods not exceeding in the aggregate approximately ten years from the date of issue. The debt that any local unit may authorize is limited to a percentage of its equalized valuation basis. In the calculation of debt capacity, the Local Bond Law and certain other statutes permit the deduction of certain classes of debt (statutory deduction) from all authorized debt of the local unit in computing whether a local unit has exceeded its statutory debt limit. The Local Bond Law permits the issuance of certain obligations, including obligations issued for certain emergency or self liquidating purposes, notwithstanding the statutory debt limitation described above, but, with certain exceptions, it is then necessary to obtain the approval of the Local Finance Board.

School Districts

Regulation of School District Finance. All New Jersey school districts are coterminous with the boundaries of one or more municipalities. They are characterized by the manner in which the board of education, the governing body of the school districts, takes office. Type I school districts, most commonly found in cities, have a board of education, appointed by the mayor or the chief executive officer of the municipality, constituting the school district. In a Type II school district, the board of education is elected by the voters of the district. Nearly all regional and consolidated school districts are Type II school districts. The New Jersey Department of Education has been empowered with authority to abolish an existing school board and create a State-operated school district where the existing school board has failed or is unable to take the corrective actions necessary to provide a thorough and efficient system of education in that school district pursuant to N.J.S.A. 18A:7A-15 et seq. (the "School Intervention

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

Act"). The State-operated school district, under the direction of a New Jersey appointed superintendent, has all of the powers and authority of the local board of education and of the local district superintendent.

New Jersey's school districts operate under the same comprehensive review and regulation as do its counties and municipalities. Certain exceptions and differences are provided, but New Jersey's supervision of school finance closely parallels that of local governments.

Regulation of the Issuance of Bonds by School Districts. School district bonds and temporary notes are issued in conformity with N.J.S.A. 18A:24-1 et seq. (the "School Bond Law"), which closely parallels the Local Bond Law (for further information relating to the Local Bond Law, see "Counties and Municipalities"--Regulation of the Issuance of Bonds by "Counties and Municipalities" herein). Although school districts are exempted from the 5% down payment provision generally applied to bonds issued by local units, they are subject to debt limits (which vary depending on the type of school system) and to New Jersey regulation of their borrowing.

School bonds are authorized by (i) an ordinance adopted by the governing body of a municipality within a Type I school district; (ii) adoption of a proposal by resolution by the board of education of a Type II school district having a board of school estimate; (iii) adoption of a proposal by resolution by the board of education and approval of the proposal by the legal voters of any other Type II school district; or (iv) adoption of a proposal by resolution by a capital project control board for projects in a State-operated school district.

If school bonds of a Type II school district will exceed the school district borrowing capacity, a school district (other than a regional school district) may use the balance of the municipal borrowing capacity. If the total amount of debt exceeds the balance of the municipality's borrowing capacity, the Commissioner and the Local Finance Board must approve the proposed authorization before it is submitted to the voters. All authorizations of debt in a Type II school district without a board of school estimate require an approving referendum, except where, after hearing, the Commissioner and the New Jersey Department of Education determine that the issuance of such debt is necessary to meet the constitutional obligation to provide a thorough and efficient system of public schools. When such obligations are issued, they are issued by, and in the name of, the school district.

In Type I and II school districts with a board of school estimate, that board examines the capital proposal of the board of education and certifies the amount of bonds to be authorized. When it is necessary to exceed the borrowing capacity of the municipality, the approval of a majority of the legally qualified voters of the municipality is required, together with the approval of the Commissioner and the Local Finance Board. When such bonds are issued by a Type I school district, they are issued by the municipality and identified as school bonds. When bonds are issued by a Type II school district having a board of school estimate, they are issued by, and in the name of, the school district.

School District Lease Purchase Financings. School districts are permitted to enter into lease purchase agreements for the acquisition of equipment or for the acquisition of land and school buildings in order to undertake the construction or the improvement of the school buildings. Lease purchase agreements for equipment cannot exceed five years. Lease purchase agreements for school facilities must be approved by the Commissioner, the voters or the board of school estimate, as applicable. The payment of rent on an equipment lease and on a five year and under facilities lease purchase agreement is treated as a current expense and is within the cap on the school district's budget. Under the Comprehensive Education Improvement and Financing Act, lease purchase payments on leases in excess of five years will be treated as debt service payments and therefore, receive debt service aid if the school district is entitled and will be outside the school district's spending limitation of the General Fund.

New Jersey School Bond Reserve Act. The New Jersey School Bond Reserve Act (N.J.S.A. 18A:56-17 et seq.) establishes a school bond reserve within the constitutionally dedicated Fund for the support of free public schools. Under this law the reserve is maintained at an amount equal to 1.5% of the aggregate outstanding bonded indebtedness of counties, municipalities or school districts for school purposes (exclusive of bonds whose debt service is provided by New Jersey appropriations), but not in excess of monies available in such Fund. If a municipality, county or school district is unable to meet payment of the principal of or interest on any of its school bonds, the trustee of the school bond reserve will purchase such bonds at the face amount thereof or pay the holders thereof the interest due or to become due. There has never been an occasion to call upon this Fund.

Local Financing Authorities

Regulation of Local Financing Authorities. The Local Financing Authorities Fiscal Control Law (N.J.S.A. 40A:5A-1 et seq.) provides for State supervision of the fiscal operations and debt issuance practices of independent local authorities and special taxing districts by the New Jersey Department of Community Affairs. The Local Authorities

Fiscal Control Law applies to all autonomous public bodies created by local units, which are empowered (i) to issue bonds, (ii) to impose facility or service charges, or (iii) to levy taxes in their districts. This encompasses most autonomous local authorities (sewerage, municipal utilities, parking, pollution control, improvement, etc.) and special taxing districts (fire, water, etc.). Authorities which are subject to differing New Jersey or federal financial restrictions are exempted, but only to the extent of that difference.

Financial control responsibilities over local authorities and special districts are assigned to the Local Finance Board and the Director. The Local Finance Board exercises approval over creation of new authorities and special districts as well as their dissolution. The Local Finance Board prescribes minimum audit requirements to be followed by authorities and special districts in the conduct of their annual audits. The Director of the Division reviews and approves annual budgets of authorities and special districts.

Regulation of the Issuance of Bonds by Local Financing Authorities. Certain local authorities are authorized to issue debt on behalf of various entities on a conduit basis. Under such circumstances, neither the local authority acting as a conduit issuer, the local unit creating such local authority nor the State of New Jersey is responsible for the repayment of such debt. The payment obligations with respect to such debt is solely that of the entity on whose behalf the debt was issued. The Local Finance Board reviews, conducts public hearings, and issues findings and recommendations on any proposed project financing of an authority or district, and on any proposed financing agreement between a local unit and an authority or special district.

Pollution Control Bonds. In the 1970's, the New Jersey Legislature initiated a comprehensive statutory mechanism for the management of solid waste disposal within the State that required each county to develop a plan for county-wide controlled flow of solid waste to a franchised location. The controlled flow of solid waste to a franchised location enabled the imposition of above-market-rate disposal fees. Most counties created independent local authorities or utilized existing local authorities in order to finance, with the proceeds of bonds, the technically complex and expensive infrastructure required to implement this statutory mechanism. Typically, the primary security for the amortization of the bonds was the above-market-rate disposal fees, although some bonds were further secured by a guaranty of the respective county. On May 1, 1997, in Atlantic Coast Demolition & Recycling, Inc. v. Board of Chosen Freeholders of Atlantic County, 112 F.3d 652 (3d Cir. 1997), the United States Court of Appeals for the Third Circuit held that New Jersey's system of controlled flow of solid waste to franchised locations unconstitutionally discriminated against out-of-State operators of waste disposal facilities and, therefore, violated the Commerce Clause of the United States Constitution. Subsequently, the United States Supreme Court denied a petition for writ of certiorari. This decision has terminated controlled flow of solid waste to franchised locations within New Jersey. In the absence of controlled flow, franchisees facing competition from other operators of waste disposal facilities are unable to charge above-market-rate disposal fees. The reduction of such fees to competitive levels has reduced correspondingly the primary source of security for the outstanding bonds of the local authorities. The facts relevant to each local authority within New Jersey remain unique. Some local authorities have successfully implemented refunding and work-out financings. Other local authorities have eliminated revenue shortfalls through the imposition of special waste disposal taxes. In other cases, revenue shortfalls continue, but bond payment defaults by such local authorities have been avoided as a result of a New Jersey program by which New Jersey to date has voluntarily provided financial assistance to qualifying local authorities to satisfy bond payment obligations on a given bond payment date. However, no assurance can be given that such New Jersey subsidies will be made available to such local authorities in the in the future (or that sufficient funds will be made available to New Jersey for such purpose) particularly given the recent New Jersey budget reductions.


Qualified Bonds. In 1976, legislation was enacted (P.L. 1976, c. 38 and c. 39) which provides for the issuance by municipalities and school districts of "qualified bonds." Whenever a local board of education or the governing body of a municipality determines to issue bonds, it may file an application with the Local Finance Board, and, in the case of a local board of education, the Commissioner, to qualify bonds pursuant to P.L. 1976 c. 38 or c. 39. Upon approval of such an application, the New Jersey Treasurer shall withhold from certain New Jersey revenues or other New Jersey aid payable to the municipalities, or from New Jersey school aid payable to the school district, as appropriate, an amount sufficient to pay debt service on such bonds. These "qualified bonds" are not direct, guaranteed or moral obligations of New Jersey, and debt service on such bonds will be provided by New Jersey only if the above mentioned appropriations are made by New Jersey. As of June 30, 2005, the aggregate amount of school district and municipal qualified bonds outstanding is $237,387,750 and $1,168,440,722, respectively.


Litigation of the State of New Jersey

General. At any given time, there are various numbers of claims and cases pending against the State of New Jersey, State agencies and State employees, seeking recovery of monetary damages that are primarily paid out of the fund created pursuant to the New Jersey Tort Claims Act (N.J.S.A. 59:1-1 et seq.). New Jersey does not formally estimate its reserve representing potential exposure for these claims and cases. New Jersey is unable to estimate its exposure for these claims and cases.

New Jersey routinely receives notices of claim seeking substantial sums of money. The majority of these claims have historically proven to be of substantially less value than the amount originally claimed. Under the New Jersey Tort Claims Act, any tort litigation against New Jersey must be preceded by a notice of claim, which affords New Jersey the opportunity for a six-month investigation prior to the filing of any suit against it. In addition, at any given time, there are various numbers of contract and other claims against New Jersey and New Jersey agencies, including environmental claims asserted against New Jersey, among other parties, arising from the alleged disposal of hazardous waste. Claimants in such matters seek recovery of monetary damages or other relief which, if granted, would require the expenditure of funds. New Jersey is unable to estimate its exposure for these claims. At any given time, there are various numbers of claims and cases pending against the University of Medicine and Dentistry of New Jersey and its employees, seeking recovery of monetary damages that are primarily paid out of the Self Insurance Reserve Fund created pursuant to the New Jersey Tort Claims Act.


An independent study estimated an aggregate potential exposure of $95,902,262 for tort and medical malpractice claims pending as of December 31, 2004. In addition, at any given time, there are various numbers of contract and other claims against the University of Medicine and Dentistry of New Jersey, seeking recovery of monetary damages or other relief which, if granted, would require the expenditure of funds. New Jersey is unable to estimate its exposure for these claims.


Lawsuits currently pending or threatened in which New Jersey has the potential for either a significant loss of revenue or a significant unanticipated expenditure are described in the official statements relating to securities offerings of New Jersey municipal obligations available as of the date of this SAI.

PART C. OTHER INFORMATION

Item 23. Exhibits.

       All Exhibits listed below have been previously filed and are incorporated herein by reference, except Exhibits marked with an asterisk (*) which are filed herewith.

(a) Articles Supplementary dated May 24, 1999. (Incorporated by reference to Registrant's Post-Effective Amendment No. 19 filed on May 28, 1999.)

(a)(1) Form of Amended and Restated Articles of Incorporation. (Incorporated by reference to Registrant's Post-Effective Amendment No. 14, filed on January 29, 1997.)


(b)      *Amended and Restated By-Laws of Registrant.


(c) Copy of Specimen Stock Certificate for Class A shares. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 1, filed on January 11, 1988.)

(c)(1) Copy of Specimen Stock Certificate for Class D Shares. (Incorporated by reference to Registrant's Post-Effective Amendment No. 11, filed January 31, 1994.)

(d) Management Agreement between the Registrant and J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant's
         Post-Effective Amendment No. 14, filed on January 29, 1997.)

(e) Addendum to Sales/Bank Agreement. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(e)(1) Form of Bank Agreement between Seligman Advisors, Inc. and Banks. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File
         No. 811-1886) filed on May 28, 1999.)

(e)(2) Distributing Agreement between the Registrant and Seligman Advisors, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 14, filed on January 29, 1997.)

(e)(3) Sales Agreement between Seligman Advisors, Inc. and Dealers. (Incorporated by reference to Registrant's Post-Effective Amendment No. 14, filed on January 29, 1997.)

(e)(4) Form of Amended Sales Agreement between Seligman Advisors, Inc. and Dealers. (Incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed on January 28, 2003.)

(f) Matched Accumulation Plan of J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant's Post-Effective Amendment No. 14, filed on January 29, 1997.)

(f)(1) Deferred Compensation Plan for Directors (Incorporated by reference to Exhibit (f) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File
         No. 811-21365) filed on July 9, 2003.)

(g) Custodian Agreement between Registrant and Investors Fiduciary Trust Company. (Incorporated by reference to Registrant's Post-Effective Amendment No. 14, filed on January 29, 1997.)

(h)      Not applicable.

(i) Opinion and Consent of Counsel in respect of Class C shares. (Incorporated by reference to Post-Effective Amendment No. 19 filed on May 28, 1999.)

(i)(1) Opinion and Consent of Counsel. (Incorporated by reference to Registrant's Post-Effective Amendment No. 14, filed on January 29, 1997.)

(j)      *Consent of Independent Registered Public Accounting Firm.

(j)(1)   *Consent of New Jersey Counsel.

(k)      Not applicable.

(l) Form of Purchase Agreement for Initial Capital for Class C shares. (Incorporated by reference to Registrant's Post-Effective Amendment No. 19 filed on May 28, 1999.)

(l)(1) Form of Purchase Agreement for Initial Capital for Class D shares. (Incorporated by reference to Registrant's Post-Effective Amendment No. 14, filed on January 29, 1997.)

(m) Amended Administration, Shareholder Services and Distribution Plan. (Incorporated by reference to Registrant's Post-Effective Amendment No. 19 filed on May 28, 1999.)

(m)(1) Amended Administration, Shareholder Services and Distribution Agreement. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of the Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(m)(2) Amended Administration, Shareholder Services and Distribution Plan of the Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed on January 28, 2003.)


(m)(3) Form of Services Agreement between Morgan Stanley Dean Witter, Inc. and Seligman Advisors, Inc. (Incorporated by reference to Exhibit
         (m)(3) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(m)(4)   Form of Selected Dealer Agreement between Merrill Lynch Pierce,
         Fenner & Smith, Incorporated and Seligman Advisors, Inc. (Incorporated by reference to Exhibit (m)(4) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(m)(5) Form of Services Agreement between CIBC Oppenheimer & Co., Inc and Seligman Advisors, Inc. (Incorporated by reference to Exhibit (m)(5) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)


(m)(6) Form of Services Agreement between Paine Webber Incorporated and Seligman Advisors, Inc. (Incorporated by reference to Exhibit (m)(6) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(m)(7) Form of Services Agreement among Fidelity Brokerage Services, LLC, National Financial Services, LLC, Seligman Advisors, Inc. and Seligman Data Corp. (Incorporated by reference to Exhibit (m)(7) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)


(m)(8) Participation Agreement between Salomon Smith Barney Inc. and Seligman Advisors, Inc. (Incorporated by reference to Exhibit (m)(8) of Post-Effective Amendment No. 42 to the Registration Statement of Seligman Municipal Fund Series, Inc. (File No. 811-3828) filed on January 28, 2005.)


(m)(9) Form of Services Agreement between Charles Schwab & Co., Inc., the Registrant, Seligman Advisors, Inc. and Seligman Data Corp. (Incorporated by reference to Exhibit (m)(9) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(m)(10) Form of Mutual Fund Dealer Agreement between Seligman Advisors, Inc. and Smith Barney Inc. (Incorporated by reference to Exhibit (m)(10) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(n) Rule 18f-3 Plan. Plan of Multiple Classes of Shares (three Classes) pursuant to Rule 18f-3 under the Investment Company Act of 1940. (Incorporated by reference to Registrant's Post-Effective Amendment No. 19 filed on May 28, 1999.)


(p) Code of Ethics of the Registrant and J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc. and affiliates. (Incorporated by reference to Exhibit (p) of Post-Effective Amendment No 42 to the Registration Statement of Seligman Municipal Fund Series, Inc. (File No. 811-3828) filed on January 28, 2005.)

(Other Exhibits)

              (a) Power of Attorney for Leroy C. Richie. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on January 28, 2002.)

              (b) Powers of Attorney. (Incorporated by reference to Registrant's Post-Effective Amendment No. 15 filed on January 27, 1998.)


Item 24. Persons Controlled by or Under Common Control with Registrant. None.


Item 25. Indemnification. Reference is made to the provisions of Articles Twelfth and Thirteenth of Registrant's Amended and Restated Articles of Incorporation filed as Exhibit 24(b)(1) to Registrant's Post-Effective Amendment No. 14 to the Registration Statement and Article Tenth of Registrant's Amended and Restated By-laws filed herewith.


         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26. Business and Other Connections of Investment Adviser. J. & W. Seligman & Co. Incorporated, a Delaware corporation ("Seligman"), is the Registrant's investment manager and is a registered investment adviser under the Investment Advisors Act of 1940, as amended. The list required by this Item 26 of officers and directors of Seligman, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Item 26 of Post-Effective Amendment
         No. 43 to the Registration Statement of Seligman Municipal Fund Series, Inc. (File No. 811-3828) filed on January 30, 2006.

Item 27. Principal Underwriters.


(a) The names of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter are: Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income and Growth Fund, Inc., Seligman Investment Grade Fixed Income Fund, Inc., Seligman LaSalle Real Estate Fund Series, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman TargetHorizon ETF Portfolios, Inc., Seligman Time Horizon/Harvester Series, Inc., Seligman Value Fund Series, Inc.


(b) Name of each director, officer or partner of Registrant's principal underwriter named in response to Item 20:

                            Seligman Advisors, Inc.
                             As of January 3, 2006


           (1)                             (2)                            (3)
Name and Principal        Positions and Offices                 Positions and Offices
Business Address          with Underwriter                      with Registrant
------------------        ---------------------                 ---------------------
William C. Morris*        Chairman of the Board and Director    Chairman of the Board
Brian T. Zino*            Director                              President, Director and
                                                                Chief Executive Officer
David F. Stein*           Director                              None
Rodney G.D. Smith*        Director                              None
Charles W. Kadlec*        President and Director                None
Richard M. Potocki*       Managing Director, Director of Sales  None
Jonathan G. Evans*        Managing Director, Sales              None
Bruce M. Tuckey*          Managing Director, Sales              None
Andrew S. Veasy*          Managing Director, Sales              None
Thomas G. Rose*           Senior Vice President, Finance        Vice President
James R. Besher*          Senior Vice President, Regional       None
                          Sales Director
Gerald I. Cetrulo, III*   Senior Vice President, Sales          None
Arthur A. Condron*        Senior Vice President, Offshore       None
                          Sales and Administration
Jeffrey S. Dean*          Senior Vice President, Director of    None
                          Operations and Business Planning
Kenneth J. Dougherty*     Senior Vice President, Sales          None
T. Wayne Knowles*         Senior Vice President, Divisional     None
                          Sales Director
Michelle L. McCann-Rappa* Senior Vice President, Director       None
                          of Marketing
Ronald W. Pond*           Senior Vice President, Divisional     None
                          Sales Director
Thomas P. Parnell*        Senior Vice President, Sales
J. Jeffery Rold*          Senior Vice President, Divisional     None
                          Sales Director
Jeffery C. Pleet*         Senior Vice President, Regional       None
                          Retirement Plans Manager
James C. Taylor*          Senior Vice President, Sales          None
Mason S. Flinn*           Senior Vice President, National Sales None
                          Manager of Retirement Plans
Judith L. Lyon*           Senior Vice President, Sales          None
Joseph J. Williams, Jr.*  Senior Vice President, Sales          None
John H. Perucki*          Senior Vice President, Regional Sales None

                            Seligman Advisors, Inc.
                             As of January 3, 2006


          (1)                            (2)                           (3)
Name and Principal      Positions and Offices                  Positions and Offices
Business Address        with Underwriter                       with Registrant
------------------      ---------------------                  ---------------------
Marcie L. Blanco*       Vice President, Retirement Plans        None
                        Manager
Matthew K. Scott*       Vice President, Retirement Plans        None
                        Manager
Daniel R. Molloy*       Vice President, Retirement Plans        None
                        Manager
Emily H. Calcagno*      Vice President, National Accounts       None
Nicole C. Grogan*       Vice President, Manager, Sales          None
                        Administration and Planning
                        Managed Money
Peter J. Campagna*      Vice President, Portfolio Advisory,     None
                        Managed Money
Dina L. Cutrone*        Vice President, Retirement Marketing    None
Helen Delman*           Vice President, Product Manager         None
Matthew Witschel*       Vice President, Manager of Internal     None
                        Sales
Steven J. Ralff*        Vice President, Product Manager         None
Paula A. Smith*         Senior Vice President, Product Manager  None
John T. Szwed*          Vice President, Product Manager         None
Gary A. Terpening*      Vice President, Director of Business    None
                        Development
Edward W. Urban*        Vice President, Product Manager         None
William DeSanto*        Senior Vice President, Director of      None
                        Product Management
Sean C. Hausman*        Vice President, Regional Sales          None
Brian C. Kelleher*      Vice President, Regional Sales          None
Michael Loftus*         Vice President, Regional Sales          None
John Kielmeyer*         Vice President, Regional Sales          None
Jennifer Danzi*         Vice President, Regional Sales          None
Frank J. Nasta*         Corporate Secretary                     Secretary
Paul B. Goucher*        Assistant Corporate Secretary           None
Jennifer G. Muzzey*     Assistant Corporate Secretary           None
Albert A. Pisano*       Senior Vice President, Chief            None
                        Compliance Officer
Katherine J. Shetler*   Vice President and Treasurer            None
Julie S. Rosenberg*     Assistant Treasurer                     None
Lawrence P. Vogel*      Assistant Treasurer                     Vice President and
                                                                Treasurer
Richard C. Dluzniewski* Assistant Treasurer                     None
Jennie Haluska*         Assistant Treasurer                     None
Sandra G. Stephens*     Assistant Vice President, Order Desk    None
Keith R. Landry*        Vice President, Manager, Order Desk     None
Karen Billias*          Vice President, Retirement              None
                        Consultant, Desk Manager
Seth J. Barron*         Assistant Vice President, Wealth        None
                        Management Services
Michael J. Ferry*       Vice President, Regional Retirement     None
                        Plans Manager
Lisa M. MacDonald*      Assistant Vice President, Sales         None
                        Administration and Planning
Oscar Lagos*            Assistant Vice President, Operations    None


* The principal business address of each of these directors and/or officers is 100 Park Avenue, New York, NY 10017.

(c)      Not Applicable.

Item 28. Location of Accounts and Records. The accounts, books and documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are kept in possession of J. & W. Seligman & Co. Incorporated at its offices at 100 Park Avenue, New York, New York 10017 or at the following locations: (1) State Street Bank and Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, custodian of the Registrant's cash and securities and agent performing certain accounting and record-keeping functions relating to portfolio transactions and calculating the net asset value of the Registrant, and (2) Seligman Data Corp., 100 Park Avenue, New York, NY 10017, shareholder service agent, who maintains shareholder records for the Registrant.

Item 29. Management Services. Not Applicable.

Item 30. Undertakings. Not Applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 26 to its Registration Statement under Rule 485(b) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 26 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 27th day of January, 2006.

                                              SELIGMAN NEW JERSEY MUNICIPAL
                                              FUND,INC.

                                              By: /s/ Brian T. Zino
                                                  -----------------------------
                                                  Brian T. Zino, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 26 to the Registration Statement has been signed below by the following persons in the capacities indicated on January 27, 2006.

 Signature                              Title
 ---------                              -----

 /s/ Brian T. Zino                      President, Director and Chief
 -------------------------------        Executive Officer
 Brian T. Zino                          (Principal Executive Officer)

 /s/ William C. Morris                  Chairman of the Board and Director
 -------------------------------
 William C. Morris

 /s/ Lawrence P. Vogel                  Treasurer (Principal Financial and
 -------------------------------        Accounting Officer)
 Lawrence P. Vogel

John R. Galvin, Director     )
Alice S. Ilchman, Director   )
Frank A. McPherson, Director )
Betsy S. Michel, Director    )
Leroy C. Richie, Director    )   /s/ Brian T. Zino
Robert L. Shafer, Director   )   -----------------
James N. Whitson, Director   )   Brian T. Zino,
                                 Attorney-in-Fact

                   SELIGMAN NEW JERSEY MUNICIPAL FUND, INC.
                    Post-Effective Amendment No. 26 to the
                      Registration Statement on Form N-1A

                                 EXHIBIT INDEX

Form N-1A Item No.        Description
--------------------      ------------

Item 23(b)                Amended and Restated By-Laws of Registrant.

Item 23(j)                Consent of Independent Registered Public Accounting
                          Firm.

Item 23(j)(1)             Consent of New Jersey Counsel.